      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON MARCH 24, 2006.
                                                           File Nos. 333-102139
                                                                      811-05301
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. __ [_]

                        Post-Effective Amendment No. 6 [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 92         [X]

                       (Check Appropriate Box or Boxes)

                               -----------------

               VARIABLE ACCOUNT I OF AIG LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                               -----------------

                          AIG LIFE INSURANCE COMPANY
                                 ("AIG LIFE")
                              (Name of Depositor)

                                600 KING STREET
                             WILMINGTON, DE 19801
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (713) 831-3150

                               -----------------

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                              (Name of Guarantor)

                                70 PINE STREET
                              NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                               -----------------

                             LAUREN W. JONES, ESQ.
                          AIG LIFE INSURANCE COMPANY
                              2929 ALLEN PARKWAY
                             HOUSTON, TEXAS 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

                               -----------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on [INSERT DATE if applicable] pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

TITLE OF SECURITIES BEING REGISTERED: (i) Units of interests in VARIABLE ACCOUNT I of AIG LIFE INSURANCE COMPANY under variable annuity contracts and
(ii) guarantee related to insurance obligations under the variable annuity contracts.

================================================================================

NOTE:

Registrant is filing this Post-Effective Amendment to the Registration Statement for the purposes of including (i) two supplements to the Registration Statement and (ii) the audited restated financial statements of the Depositor.

                              PART A - PROSPECTUS

The Prospectus, as supplemented, dated October 21, 2005, is incorporated into Part A of this Post Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 92 under the Investment Company Act of 1940 by reference to the Registrant's Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 71 under the Investment Company Act of 1940, File Nos. 333-102139 and 811-05301, filed on May 2, 2005, Accession No.
0001193125-05-092386, to Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 77 under the Investment Company Act of 1940, File Nos. 333-102139 and 811-05301, filed on August 12, 2005; Accession No. 0001193125-05-166896, to Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No.80 under the Investment Company Act of 1940, File Nos. 333-102139 and 811-05301, filed on October 21, 2005, Accession
No. 0001193125-05-205239, and to Registrant's Rule 497(e) supplement as filed on December 13, 2005, Accession No. 0001193125-05-241721.

A supplement dated March 24, 2006 to the Prospectus is included in Part A of this Post-Effective Amendment No. 6.

                          AIG LIFE INSURANCE COMPANY
                       VARIABLE ACCOUNT I ("REGISTRANT")

                               SUPPLEMENT TO THE
             ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY PROSPECTUS
                            DATED OCTOBER 21, 2005

Effective March 24, 2006, AIG Life Insurance Company ("Depositor") is amending the prospectus for the sole purposes of (1) updating the "Legal Proceeding" section and (2) incorporating certain financial information of American International Group, Inc., the parent company of the Depositor into the prospectus.

The following replaces the last three paragraphs in the Legal Proceedings section of the prospectus supplement date December 12, 2005:

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Depositor, the Registrant and its principal underwriter, and AIG Equity Sales Corp, Inc. (the "AIG ESC"), and the Guarantor, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Depositor, Registrant and AIG ESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, Depositor, Registrant and AIG ESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their products.

   The following replaces the paragraph appearing in the Financial Statements section of the prospectus supplement dated December 12, 2005, relating to the incorporation by reference of AIG's Annual Report on Form 10-K:

   We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2005, File No. 001-08787 filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP ("PwC"), an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Date: March 24, 2006

               Please keep this Supplement with your Prospectus

                 PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, as supplemented, dated October 21, 2005, is incorporated into Part B of this Post Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 92 under the Investment Company Act of 1940 by reference to the Registrant's Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 71 under the Investment Company Act of 1940, File Nos. 333-102139 and 811-05301, filed on May 2, 2005,
Accession No. 0001193125-05-092386, to Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 77 under the Investment Company Act of 1940, File Nos. 333-102139 and 811-05301, filed on August 12, 2005; Accession
No. 0001193125-05-166896, to Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No.80 under the Investment Company Act of 1940, File Nos. 333-102139 and 811-05301, filed on October 21, 2005, Accession
No. 0001193125-05-205239.

A supplement dated March 24, 2006 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 6.

                          AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT 1

                               SUPPLEMENT TO THE
                  ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 21, 2005

Effective March 24, 2006, AIG Life Insurance Company ("AIG Life") is amending the Statement of Additional Information ("SAI") for the sole purposes of
(1) including the restated financial statements of AIG Life and (2) including unaudited financial statements as of September 30, 2005 for the Variable Account and AIG Life.

FIRST. Beginning on page 13 of the SAI, under "Financial Statements", delete the subsection titled "AIG Life Financial Statements" and replace it with the following:

AIG Life Financial Statements

The restated financial statements of AIG Life as of December 31, 2004 and 2003 and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2004 (restated), appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

SECOND. Beginning on page 13 of the SAI, the following subsection titled "Index to Financial Statements" is hereby added in its entirety:

                         INDEX TO FINANCIAL STATEMENTS

You should consider the financial statements of AIG Life that we include in this SAI as bearing on the ability of AIG Life to meet its obligations under the Contracts.

You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union, as guarantor, to meet its obligations under the guarantee.

All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this SAI are also incorporated by reference.

                                                                        Page
                                                                      ---------
I. Variable Account I 2004 Financial Statements
Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm.................................................... VA-I - 1
Statement of Net Assets as of December 31, 2004...................... VA-I - 2
Statement of Operations for the year ended December 31, 2004......... VA-I - 4
Statement of Changes in Net Assets for the years ended December 31,
  2004 and 2003 (restated)........................................... VA-I - 6
Notes to Financial Statements........................................ VA-I - 30

                                                                        Page
II. Variable Account I 2005 Interim Financial Statements              ---------
Statement of Net Assets as of September 30, 2005                      VA-I - 1
Statement of Operations for the period ended September 30, 2005       VA-I - 3
Statement of Changes in Net Assets for the period ended
  September 30, 2005 and the year ended December 31, 2004             VA-I - 5
Notes to Financial Statements                                         VA-I - 25

                                                                        Page
                                                                      ---------
III. AIG Life 2004 Financial Statements Restated
Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm....................................................     2
Balance Sheets as of December 31, 2004 (restated) and 2003 (restated)     3
Statements of Income for the years ended December 31, 2004
  (restated), 2003 (restated)and 2002 (restated).....................     5
Statements of Shareholders' Equity for the years ended December 31,
  2004 (restated), 2003 (restated) and 2002 (restated)...............     6
Statements of Cash Flows for the years ended December 31, 2004
  (restated), 2003 (restated) and 2002 (restated)....................     7
Statements of Comprehensive Income for the years ended December 31,
  2004 (restated), 2003 (restated) and 2002 (restated)...............     8
Notes to Financial Statements........................................     9

                                                                        Page
IV. AIG Life 2005 Interim Financial Statements                        ---------
Balance Sheets as of September 30, 2005 (Unaudited), December 31,
  2004 (Restated) and December 31, 2003 (Restated)                        2
Statements of Income for the period ended September 30, 2005 and 2004     4
Statements of Shareholders' Equity for the period ended September
  30, 2005 (Unaudited), December 31, 2004 (Restated) and December
  31, 2003 (Restated)                                                     5
Statements of Cash Flows for the period ended September 30, 2005 and
  2004                                                                    6
Statements of Comprehensive Income for the period ended
  September 30, 2005 and 2004                                             7
Notes to Financial Statements                                             8

                                                                        Page
                                                                      ---------
V. National Union December 31, 2004 Financial Statements (Statutory
  Basis)
Report of PricewaterhouseCoopers LLP, Independent Auditors...........     1
Statement of Admitted Assets, Liabilities, Capital and Surplus
  (Statutory Basis)as of December 31, 2004...........................     3
Statement of Operations and Capital and Surplus Account (Statutory
  Basis)for the year ended December 31, 2004.........................     5
Statement of Cash Flow (Statutory Basis) for the year ended
  December 31, 2004..................................................     6
Notes to Statutory Basis Financial Statements........................     7

Date: March 24, 2006

   Please keep this Supplement with your Statement of Additional Information

                          AIG LIFE INSURANCE COMPANY
                         (a wholly-owned subsidiary of
                      American International Group, Inc.)

                   REPORT ON AUDITS OF FINANCIAL STATEMENTS

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets as of December 31, 2004 and 2003 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

As discussed in Note 15 to the financial statements, the Company has restated its financial statements as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004.

PRICEWATERHOUSECOOPERS LLP

April 29, 2005, except for the effects of the Second Restatement discussed in
Note 15 and the updates discussed in Note 8 to the financial statements as to which the date is March 7, 2006.

                          AIG LIFE INSURANCE COMPANY
                                BALANCE SHEETS
                                (in thousands)

                                                           December 31  December 31,
                                                              2004          2003
                                                          ------------- -------------
                                                           (Restated)    (Restated)
Assets
Investments:
Fixed maturities:
   Bonds available for sale, at fair value                $   9,879,583 $   9,834,315
   (cost: 2004 - $9,207,004; 2003 - $9,210,805)
Equity securities available for sale, at fair value               7,782         3,885
   (cost: 2004 - $5,297; 2003 - $3,175)
Mortgage loans on real estate                                   494,343       470,767
Policy loans                                                    254,448       261,908
Other long-term investments                                      57,092        75,355
Derivative assets, at fair value                                 52,886        36,495
Short-term investments, at cost (approximates fair value)        40,666        20,405
                                                          ------------- -------------
   Total investments                                         10,786,800    10,703,130

Cash                                                             12,262             -
Investment income due and accrued                               142,437       147,468
Reinsurance assets                                              118,973       123,500
Deferred policy acquisition costs                               253,774       307,175
Premium and insurance balances receivable                        53,744        41,207
Amounts due from related parties                                 13,159        94,749
Other assets                                                     11,580         6,692
Assets held in separate accounts                              3,218,345     3,209,288
                                                          ------------- -------------
   Total assets                                           $  14,611,074 $  14,633,209
                                                          ============= =============

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                                BALANCE SHEETS
                     (in thousands, except share amounts)

                                                         December 31,  December 31,
                                                             2004          2003
                                                         ------------- -------------
                                                          (Restated)    (Restated)
Liabilities
Policyholders' contract deposits                         $   7,016,323 $   7,310,004
Future policy benefits for life and accident
 and health insurance contracts                              2,388,991     2,329,730
Reserve for unearned premiums                                   22,371        23,372
Policy and contract claims                                      99,492        99,925
Amounts due to related parties                                  58,686        19,664
Income taxes payable                                           234,735       212,141
Derivative liabilities, at fair value                           40,494        49,479
Other liabilities                                               65,843        48,863
Liabilities related to separate accounts                     3,218,345     3,209,288
                                                         ------------- -------------
       Total liabilities                                    13,145,280    13,302,466
                                                         ------------- -------------

Shareholders' equity

Series A preferred stock, $100,000 par value;
 2,500 shares authorized, issued and outstanding               250,000       250,000
Common stock, $5 par value; 1,000,000 shares authorized;
 976,703 issued and outstanding                                  4,884         4,884
Additional paid-in capital                                     302,283       302,283
Accumulated other comprehensive income                         388,716       349,823
Retained earnings                                              519,911       423,753
                                                         ------------- -------------
       Total shareholders' equity                            1,465,794     1,330,743
                                                         ------------- -------------
Total liabilities and shareholders' equity               $  14,611,074 $  14,633,209
                                                         ============= =============

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                             STATEMENTS OF INCOME
                                (in thousands)

                                                       Years ended December 31,
                                                   --------------------------------
                                                      2004        2003       2002
                                                   ----------  ---------- ----------
                                                   (Restated)  (Restated) (Restated)
Revenues:
   Premiums and other considerations               $  306,411  $  227,243 $ 284,730
   Net investment income                              692,324     706,452   725,399
   Realized capital gains (losses)                     22,430      45,930  (148,439)
                                                   ----------  ---------- ---------
       Total revenues                               1,021,165     979,625   861,690
                                                   ----------  ---------- ---------
Benefits and expenses:
   Death and other benefits                           374,137     317,856   312,090
   Increase in future policy benefits                  38,964       2,883     7,084
   Interest credited on policyholder contract
    deposits                                          306,867     351,518   407,524
   Insurance acquisition and other operating
    expenses                                          126,492     153,321   159,139
                                                   ----------  ---------- ---------
       Total benefits and expenses                    846,460     825,578   885,837
                                                   ----------  ---------- ---------
Income (loss) before income taxes                     174,705     154,047   (24,147)
                                                   ----------  ---------- ---------
Income taxes:
   Current                                             67,265      29,307    22,515
   Deferred                                            (7,354)     23,447   (31,443)
                                                   ----------  ---------- ---------
       Total income tax expense (benefit)              59,911      52,754    (8,928)
                                                   ----------  ---------- ---------
Net income (loss) before cumulative effect of
 accounting change                                    114,794     101,293   (15,219)

Cumulative effect of accounting change, net of tax     (6,911)          -         -
                                                   ----------  ---------- ---------
Net income (loss)                                  $  107,883  $  101,293 $ (15,219)
                                                   ==========  ========== =========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF SHAREHOLDERS' EQUITY
                                (in thousands)

                                                              Years ended December 31,
                                                       --------------------------------------
                                                           2004          2003         2002
                                                       ------------  ------------  ----------
                                                        (Restated)    (Restated)   (Restated)
Preferred Stock

Balance at beginning and end of year                   $    250,000  $    250,000  $  250,000
                                                       ------------  ------------  ----------
Common stock

Balance at beginning and end of year                          4,884         4,884       4,884
                                                       ------------  ------------  ----------
Additional paid-in capital

Balance at beginning of year                                302,283       212,283     153,283
Capital contribution from parent                                  -        90,000      59,000
                                                       ------------  ------------  ----------
Balance at end of year                                      302,283       302,283     212,283
                                                       ------------  ------------  ----------
Accumulated other comprehensive income
Balance at beginning of year, as previously reported        349,823       180,035      11,279
Adjustments (See Note 15)                                         -             -      24,953
                                                       ------------  ------------  ----------
Balance, as restated                                        349,823       180,035      36,232
Change in net unrealized appreciation of investments -
 net of reclassifications                                    61,570       259,485     225,623
   Deferred income tax expense on above changes             (22,677)      (89,697)    (81,820)
                                                       ------------  ------------  ----------
Balance at end of year                                      388,716       349,823     180,035
                                                       ------------  ------------  ----------
Retained earnings

Balance at beginning of year, as previously reported        423,753       334,060     379,034
Adjustments (See Note 15)                                         -             -     (16,821)
                                                       ------------  ------------  ----------
Balance, as restated                                        423,753       334,060     362,213
Net income (loss)                                           107,883       101,293     (15,219)
Dividends to shareholders                                   (11,725)      (11,600)    (12,934)
                                                       ------------  ------------  ----------
Balance at end of year                                      519,911       423,753     334,060
                                                       ------------  ------------  ----------
       Total shareholders' equity                      $  1,465,794  $  1,330,743  $  981,262
                                                       ============  ============  ==========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CASH FLOWS
                                (in thousands)

                                                                  Years ended December 31,
                                                           -------------------------------------
                                                               2004         2003         2002
                                                           -----------  -----------  -----------
                                                            (Restated)   (Restated)   (Restated)
Cash flows from operating activities:
   Net income (loss)                                       $   107,883  $   101,293  $   (15,219)

Adjustments to reconcile net income
 to net cash provided by operating activities:
   Change in insurance reserves                                 50,916       20,218      (67,816)
   Change in accounting principles                               6,911            -            -
   Change in premiums and insurance balances
    receivable and payable - net                                 5,976      (11,905)      18,032
   Change in reinsurance assets                                  4,530      (44,575)      36,116
   Change in deferred policy acquisition costs                  63,458       37,272       29,812
   Change in other policyholders' contracts                   (107,347)     (51,489)    (252,766)
   Interest credited to policyholder contracts                 306,867      351,518      407,524
   Change in investment income due and accrued                   5,031       10,328       (3,081)
   Realized capital (gains) losses                             (22,430)     (45,930)     148,439
   Change in income taxes - net                                    (83)      26,480      (57,828)
   Change in reserves for commissions, expenses and taxes        2,002        9,163      (61,038)
   Amortization of premiums and discounts on securities        (33,678)      (8,669)      (9,661)
   Change in other assets and liabilities - net                 23,593      (46,146)      32,450
                                                           -----------  -----------  -----------
Net cash provided by operating activities                      413,629      347,558      204,964

Cash flows from investing activities:
   Sale of fixed maturities                                  3,106,933    4,188,555    3,307,316
   Redemptions and maturities of fixed maturities              716,121      493,880      667,900
   Sale of equity securities                                     1,409       33,802       11,789
   Sale of real estate                                               -            -       11,424
   Purchase of fixed maturities                             (3,809,615)  (4,551,183)  (4,678,000)
   Purchase of equity securities                                (3,153)      (4,763)         (68)
   Purchase of real estate                                      (1,319)      (4,231)           -
   Mortgage loans funded                                       (72,181)    (142,539)     (49,439)
   Repayments of mortgage loans                                 48,547       32,694       54,016
   Change in policy loans                                        7,460       84,946      (19,231)
   Change in short-term investments                            (20,260)      24,382      133,530
   Sales or distributions of other long-term investments        24,229       19,027       31,378
   Investments in other long-term investments                    1,871       (1,699)     (18,469)
   Other - net                                                   6,330       (3,895)     (58,536)
                                                           -----------  -----------  -----------
Net cash provided by (used in) investing activities              6,372      168,976     (606,390)

Cash flows from financing activities:
   Deposits on policyholder contracts                          149,355      185,933    1,112,583
   Withdrawals on policyholder contracts                      (635,369)    (749,867)    (698,884)
   Capital contribution from parent                             90,000       59,000            -
   Dividends to shareholders                                   (11,725)     (11,600)     (12,934)
                                                           -----------  -----------  -----------
Net cash provided by (used in) financing activities           (407,739)    (516,534)     400,765
                                                           -----------  -----------  -----------
Change in cash                                                  12,262            -         (661)
Cash at beginning of period                                          -            -          661
                                                           -----------  -----------  -----------
Cash at end of year                                             12,262            -            -
                                                           ===========  ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF COMPREHENSIVE INCOME
                                (in thousands)

                                                      Years ended December 31,
                                                 ----------------------------------
                                                    2004        2003        2002
                                                 ----------  ----------  ----------
                                                 (Restated)  (Restated)  (Restated)
Comprehensive income

Net income (loss)                                $  107,883  $  101,293  $  (15,219)

Other comprehensive income

Change in net unrealized appreciation of
 investments - net of reclassifications              61,570     259,485     225,623
   Deferred income tax expense on above changes     (22,678)    (89,697)    (81,820)
                                                 ----------  ----------  ----------
Other comprehensive income                           38,892     169,788     143,803
                                                 ----------  ----------  ----------
Comprehensive income                             $  146,775  $  271,081  $  128,584
                                                 ==========  ==========  ==========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations

    AIG Life Insurance Company (the "Company") is part of the Domestic Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable, terminal funding annuities, immediate annuities, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York.

2.  Summary of Significant Accounting Policies

     (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

     (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2004. Statutory net income and capital and surplus of the Company are as follows:

                                                    2004       2003
                                                 ---------- ----------
                                                    (in thousands)
         Statutory net income                    $  131,585 $   82,085
         Statutory capital and surplus           $  739,951 $  629,521

         The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals;
         (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings;
         (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and
         (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

     (c) Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

     (d) Investments: Fixed maturities classified as available-for-sale are recorded at fair value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at fair value. Dividend income is generally recognized on ex-dividend dates. Short-term investments consist of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates fair value.

         Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related deferred acquisition cost amortization and deferred income taxes in shareholders' equity.

         Realized capital gains and losses are determined principally by specific identification. The Company evaluates its investments for impairment.

         As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Companies management and a continual review of its investment.

         In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or
         (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or in the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

         Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

         Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2004 and 2003.

         Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

         Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are carried at net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

         Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

         Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly rated government agency securities and are short-term in nature, typically with a period of 30 days. These dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding.

         Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

         Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

     (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews for reasonability, the carrying amounts of DAC on at least an annual basis.

         Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

         With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

         DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

     (f) Income Taxes: The Company joins in a consolidated federal income tax return with AIG and its domestic subsidiaries. The Company and AIG have a written tax allocation agreement whereby AIG agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, AIG agrees to reimburse the Company for any tax benefits, if any, arising out of its net losses and tax credits within ninety days after the filing of that consolidated tax return for the year in which these losses and tax credits are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

         A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

     (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

         Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

         For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

         Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

     (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (i) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain amounts. Each account has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

     (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in guaranteed minimum death benefits in the statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefits expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     (k) Reinsurance: The Company generally limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $5.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

         Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

     (l) Derivatives: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value.

         Statement of Financial Accounting Standards No. 133 - "Accounting for Derivative Instruments and Hedging Activities" (FAS 133) requires that third-party derivatives used for hedging must be specifically matched with the underlying exposures to an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company continues to believe its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

     (m) Reclassifications: Certain prior period items have been reclassified to conform to the current period presentation.

     (n) Recently Issued Accounting Standards: In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities, not considered VIEs, are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

         The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

         The adoption of FIN46R did not have a significant impact on the Company's results of operations or financial condition.

         The following VIE activities are not consolidated by the Company under FIN46R:

         (i) The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

         (ii)The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

        (iii)The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company pursuant to FIN46R.

         In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement is effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The one-time cumulative accounting change upon adoption was $6.9 million, after taxes, and recorded in the first quarter of 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company is required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

         In March 2004, the EITF of the FASB reached a final consensus on Issue 03-01, "Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued Staff Position ("FSP") EITF 03-01-1, which defers the effective date of a substantial portion of EITF 03-01, from the third quarter of 2004, as originally required by the EITF, until such time as FASB issues further implementation guidance, which is expected sometime in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-01 on the Company's financial position or results of operations.

         In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-1. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations. In September 2004, the AICPA SOP 03-1 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-1. The Company is currently evaluating the effect of the implementation of this TPA in its operations on the Company's financial position or results of operations.

         In December 2004, the FASB issued statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to AIG's or the Company's results of operations.

3.  Investment Information

     (a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                Years ended December 31,
                                           ----------------------------------
                                              2004        2003        2002
                                           ----------  ----------  ----------
                                           (Restated)  (Restated)  (Restated)
     Fixed maturities                      $  629,928  $  648,416  $  655,148
     Equity securities                             13       1,446       2,722
     Mortgage loans                            33,470      31,785      28,360
     Policy loans                              18,285      24,367      27,636
     Cash and short-term investments              673         520       1,702
     Other long-term investments               16,349       7,957      14,105
                                           ----------  ----------  ----------
        Total investment income               698,718     714,491     729,673

     Investment expenses                       (6,394)     (8,039)     (4,274)
                                           ----------  ----------  ----------
        Net investment income              $  692,324  $  706,452  $  725,399
                                           ==========  ==========  ==========

     (b) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2004, 2003 and 2002 are summarized below (in thousands):

                                                                   Years ended December 31,
                                                              ----------------------------------
                                                                 2004       2003         2002
                                                              ---------- ----------  -----------
                                                              (Restated) (Restated)   (Restated)
         Realized gains (losses) on investments:
         Fixed maturities                                     $  (2,703) $   27,352  $   (61,748)
         Equity securities                                          422       1,804       (7,304)
         Mortgage loans                                               -        (448)           -
         Derivatives                                             33,517      21,713      (28,450)
         Other long-term investments                             (8,806)     (4,491)     (50,937)
                                                              ---------  ----------  -----------
         Realized gains (losses)                              $  22,430  $   45,930  $  (148,439)
                                                              =========  ==========  ===========
         Change in net unrealized appreciation (depreciation)
          of investments:
         Fixed maturities                                     $  49,069  $  302,768  $   259,353
         Equity securities                                        1,775      (1,587)       7,976
         Deferred policy acquisition costs                       10,726     (41,696)     (41,706)
                                                              ---------  ----------  -----------
         Change in net unrealized appreciation (depreciation)
          of investments                                      $  61,570  $  259,485  $   225,623
                                                              =========  ==========  ===========

         During 2004, 2003 and 2002, gross gains of $59,556,000, $122,172,000 and $101,318,000, respectively, and gross losses of $60,759,000, $96,220,000 and $194,501,000, respectively, were realized on dispositions of fixed maturity investments. The 2004, 2003 and 2002 losses include writedowns of $13,357,000, $48,860,000 and $50,430,000, respectively, for certain securities available for sale, which experienced a decline in value that was deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investments.

         During 2004, 2003 and 2002, gross gains of $422,000, $1,873,000 and
         $465,000, respectively, and gross losses of $0, $69,000 and $7,769,000, respectively, were realized on dispositions of equity securities.

         During 2004, the Company recognized a $7,318,776 write-down on its investment in a joint venture partnership.

         The following table summarizes the gross unrealized losses and cost on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2004 (in thousands).

                           12 months or less  Greater than 12 months         Total
                          ------------------- ---------------------- ---------------------
                           Fair    Unrealized  Fair      Unrealized    Fair     Unrealized
    December 31, 2004      Value     Losses    Value       Losses      Value      Losses
    --------------------  -------- ----------  --------  ----------  ---------- ----------
       Fixed maturities   $811,059  $22,018   $192,468    $20,386    $1,003,527  $42,404
       Equity Securities     3,440      440          -          -         3,440      440
                          --------  -------    --------   -------    ----------  -------
       Total              $814,499  $22,458   $192,468    $20,386    $1,006,967  $42,844
                          ========  =======    ========   =======    ==========  =======

         As of December 31, 2004, the Company held 210 and 1 of individual bond and stock investments that were in an unrealized loss position, of which 40 individual investments (bonds) were in an unrealized loss position continuously for 12 months or more.

         The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2004, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

         The Company recorded impairment losses net of taxes of $8,422,151 in 2004.

     (c) Amortized Cost and Fair Value of Fixed Maturities and Equity
         Securities: The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2004 and 2003 are as follows (in thousands):

                                                                Gross      Gross
                                                  Amortized   Unrealized Unrealized    Fair
        2004                                        Cost        Gains      Losses      Value
        ----                                     ------------ ---------- ---------- ------------
        Fixed maturities:
           U.S. Government and government
            agencies and authorities             $     66,124 $   12,039 $     238  $     77,925
           Foreign Governments                        102,437      7,976        38       110,375
           States, municipalities and political
            subdivisions                               36,141      4,348       200        40,289
           Mortgage-backed securities               1,115,677     54,862     3,525     1,167,014
           All other corporate                      7,886,625    635,758    38,403     8,483,980
                                                 ------------ ---------- ---------  ------------
        Total fixed maturities                   $  9,207,004 $  714,983 $  42,404  $  9,879,583
                                                 ============ ========== =========  ============
        Equity securities                        $      5,297 $    2,925 $     440  $      7,782
                                                 ============ ========== =========  ============

     (c) Amortized Cost and Fair Value of Fixed Maturities and Equity Securities - (continued):

                                                                                 Gross      Gross
                                                                   Amortized   Unrealized Unrealized     Fair
      2003                                                            Cost       Gains      Losses      Value
      ----                                                        ------------ ---------- ---------- ------------
                                                                   (Restated)  (Restated) (Restated)  (Restated)
         Fixed maturities:
         U.S. Government and government agencies and authorities  $     60,499 $   15,079 $      43  $     75,535
         Foreign Governments                                            77,051      5,100       397        81,754
         States, municipalities and Political subdivisions              30,837      4,051       153        34,735
         Mortgage-backed securities                                  1,081,357     59,326     1,587     1,139,096
         All other corporate                                         7,961,061    609,429    67,295     8,503,195
                                                                  ------------ ---------- ---------  ------------
      Total fixed maturities                                      $  9,210,805 $  692,985 $  69,475  $  9,834,315
                                                                  ============ ========== =========  ============
      Equity securities                                           $      3,175 $      710 $       -  $      3,885
                                                                  ============ ========== =========  ============

    The amortized cost and fair value of fixed maturities, available for sale at December 31, 2004, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Amortized      Fair
                                                             Cost         Value
                                                          ------------ ------------
     Fixed maturity securities, excluding mortgage-backed
      securities:
        Due in one year or less                           $    443,199 $    451,481
        Due after one year through five years                1,646,489    1,740,183
        Due after five years through ten years               2,051,877    2,186,330
        Due after ten years                                  3,949,762    4,334,575
     Mortgage-backed securities                              1,115,677    1,167,014
                                                          ------------ ------------
        Total fixed maturity securities                   $  9,207,004 $  9,879,583
                                                          ============ ============

     (d) Net Unrealized Gains (Losses) on Fixed Maturities and Equity
         Securities: Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                  2004       2003       2002
                                               ---------  ---------- ----------
                                                          (Restated) (Restated)
      Gross unrealized gains                   $ 717,908  $ 693,695  $ 608,187
      Gross unrealized losses                    (42,844)   (69,475)  (285,148)
      Deferred policy acquisition costs          (72,676)   (83,402)   (41,706)
      Deferred income tax expense               (213,673)  (190,995)  (101,298)
                                               ---------  ---------  ---------
      Net unrealized gains on securities       $ 388,715  $ 349,823  $ 180,035
                                               =========  =========  =========

     (e) Fixed Maturities Below Investment Grade: At December 31, 2004 and 2003, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $605,708,000 and $831,328,000, respectively, and an aggregate market value of $643,178,000 and $823,132,000, respectively.

     (f) Non-income Producing Assets: Non-income producing assets were insignificant to the Company's statement of income.

     (g) Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2004.

     (h) Statutory Deposits: Securities with a carrying value of $3,395,000 and $3,387,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2004 and 2003, respectively.

     (i) Mortgage Loans: At December 31, 2004, mortgage loans were collateralized by properties primarily located in seven geographic areas, with loans totaling approximately 53% of the aggregate carrying value of the portfolio secured by properties located in the Northeast region, 15% in the West region and 12% in the Mid-Atlantic region, 9% in the Southeast and 8% in the Mid-west. No more than 3% of the portfolio was secured by properties in any other single geographic region.

         At December 31, 2004, the type of property collateralizing the mortgage loan portfolio was approximately 53% for office, 14% for residential, 10% for hotels, 9% for industrial, 8% for retail and 6% for other.

4.  Deferred Policy Acquisition Costs

         The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                    Years ended December 31,
                                                  ----------------------------
                                                    2004      2003      2002
                                                  --------  --------  --------
          Balance at beginning of year            $307,175  $386,258  $457,694
          Acquisition costs deferred                10,254    53,661    51,983
          Amortization charged to income           (74,381)  (91,048)  (76,703)
          Effect of net unrealized gains(losses)    10,726   (41,696)  (41,706)
          DAC transfer for terminated reinsurance       --        --    (5,010)
                                                  --------  --------  --------
          Balance at end of year                  $253,774  $307,175  $386,258
                                                  ========  ========  ========

         During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain assumed group accident and health business. The Company expensed deferred policy acquisition costs totaling $5.0 million recorded with respect to this treaty.

5.  Policyholder Contract Deposits and Future Policy Benefits

     (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2004 and 2003 follows (in thousands):

                                                     2004       2003
                                                  ---------- ----------
         Policyholder contract deposits:
         Annuities                                $3,698,107 $3,831,436
         Universal life                              445,538    432,318
         Guaranteed investment contracts ("GICs")  1,247,678  1,405,624
         Corporate-owned life insurance            1,593,169  1,606,894
         Other contract deposits                      31,831     33,732
                                                  ---------- ----------
                                                  $7,016,323 $7,310,004
                                                  ========== ==========

                                                     2004       2003
                                                  ---------- ----------
                                                  (Restated) (Restated)
         Future policy benefits:
         Ordinary life                            $   71,398 $   68,919
         Group life                                   19,234     17,081
         Life contingent annuities                 1,049,910  1,023,355
         Terminal funding                          1,133,143  1,112,932
         Accident and health                         115,306    107,443
                                                  ---------- ----------
                                                  $2,388,991 $2,329,730
                                                  ========== ==========

     (b) The liability for policyholder contract deposits has been established based on the following assumptions:

         (i) Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0 percent to 6.8 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from zero to 6 percent grading to zero over a period of zero to 7 years.

         (ii) Domestically, GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 3.81 percent to 7.8 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

         (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2004 was 5.69 percent.
         (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.50 percent to 6.15 percent and guarantees ranging from 3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 4.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

     (c) The liability for future policy benefits has been established based upon the following assumptions:

         (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 7.62 percent and grade to not less than 1.85 percent.

     (ii)Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 5.2 percent.

6.  Reserves For Guaranteed Benefits:

         Details concerning the Company's guaranteed minimum death benefit
         (GMDB) exposure as of December 31, 2004 were as follows:

                                                  Return of Net Deposits
                                                  Plus a Minimum Return
                                                  ----------------------
                                                  (dollars in millions)
         Account value                                 $      1,886
         Net amount at risk (a)                                 102
         Average attained age of contract holders                68
         Range of GMDB increase rates (b)               0.00%-10.00%

         (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
         (b) Reinsured with top rated companies

         The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                            (in thousands)
     Balance at January 1, 2004 (b)         $          733
     Guaranteed benefits incurred                    1,930
     Guaranteed benefits paid                       (2,311)
                                            --------------
     Balance at December 31, 2004           $          352
                                            ==============

         (b) Included is the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

   The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

     . Data used was 1,000 stochastically generated investment performance scenarios.
     .   Mean investment performance assumption was 10%.
     .   Volatility assumption was 16%.
     .   Mortality was assumed to be 87.5% of the 1983a table.
     . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 15%.
     .   The discount rate was 8%.

7.  Income Taxes

     (a) Income tax liabilities were as follows (in thousands):

                                     Years ended December 31,
                                     ------------------------
                                         2004         2003
                                     -----------  -----------
                                      (Restated)   (Restated)
      Current tax receivables        $     6,779  $    17,799
      Deferred tax liabilities          (241,514)    (229,940)
                                     -----------  -----------
         Income taxes payable        $  (234,735) $  (212,141)
                                     ===========  ===========

     The components of deferred tax assets and liabilities were as follows (in thousands):

                                                                Years ended
                                                               December 31,
                                                         ------------------------
                                                             2004         2003
                                                         -----------  -----------
                                                          (Restated)   (Restated)
         Deferred tax assets applicable to:
         Policy reserves                                 $    36,595  $    42,717
         Basis differential of investments                    17,141       37,042
         Other                                                5, 991          121
                                                         -----------  -----------
         Total deferred tax assets                            59,727       79,880
                                                         -----------  -----------
      Deferred tax liabilities applicable to:
         Deferred policy acquisition costs                    88,821      107,511
         Net unrealized appreciation on debt and equity
          securities available for sale                      210,170      187,797
         Other                                                 2,250       14,512
                                                         -----------  -----------
         Total deferred tax liabilities                      301,241      309,820
                                                         -----------  -----------
      Net deferred tax liabilities                       $  (241,514) $  (229,940)
                                                         ===========  ===========

     (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $2.2 million of policyholders' surplus on which deferred tax liability has not been provided, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on these distributions. During 2005, the Company distributed cash dividends in excess of $61 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

     (c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal tax rate to pretax income (loss) as a result of the following differences (in thousands):

                                                     Years ended December 31,
                                                 -------------------------------
                                                    2004       2003       2002
                                                 ---------- ---------- ----------
                                                 (Restated) (Restated) (Restated)
      Income tax expense at statutory percentage
       of GAAP pretax income (loss)              $  61,147  $  53,916  $  (8,452)
      State income tax                                 315         78      1,272
      Dividends received deduction                       -          -       (630)
      Prior year true-up                            (1,540)      (759)    (1,125)
      Other                                            (11)      (481)         7
                                                 ---------  ---------  ---------
      Income tax expense (benefit)               $  59,911  $  52,754  $  (8,928)
                                                 =========  =========  =========

     (d) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 2001. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

         The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8.  Commitments and Contingencies

         The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

         The Company had $27.5 million and $25.8 million of unfunded commitments for its investments in limited partnerships at December 31, 2004 and 2003, respectively.

         On February 9, 2006, American International Group, Inc. (AIG) announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice (DOJ), the Securities and Exchange Commission (SEC), the Office of the New York Attorney General (NYAG) and the New York State Department of Insurance
         (DOI). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company will need to obtain permission from the SEC to continue to provide its variable annuities. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

9.  Derivative Financial Instruments

     (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.

     (b) Interest Rate and Currency Swap Agreements: The Company uses interest rate swap agreements to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

         Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

         The difference between amounts paid and received on swap agreements involved in qualifying hedging relationships is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.
         The Company continues to believe its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).
         Swap agreements generally have terms of two to ten years. Any gain or loss from early termination a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

         Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in millions):

                                                                                 2004    2003
                                                                                ------  ------
         Liability swaps
         Interest rate swap agreements to receive floating rate:
            Notional amount                                                     $606.9  $606.9
            Fair Value                                                           (27.7)  (28.8)
         Currency swap agreements (receive Koruna dollars/pay U. S. dollars):
            Notional amount (in U.S. dollars)                                   $ 52.4  $ 52.4
            Fair Value                                                            23.8   (13.1)
         Currency swap agreements (receive Euro dollars/pay U. S. dollars):
            Notional amount (in U.S. dollars)                                   $ 51.1  $ 51.1
            Fair Value                                                            29.1    21.1
         Currency swap agreements (receive Japanese Yen/pay U.S. dollars):
            Notional amount (in U.S. dollars)                                        -  $ 58.3
            Fair Value                                                               -    11.3

         Asset Swaps:
         Currency swap agreements (receive U.S. dollars/pay Euro dollars):
            Notional amount (in U.S. dollars)                                   $ 15.8  $ 15.8
            Fair Value                                                            (5.0)   (3.5)
         Currency swap agreements (receive U.S. dollars/pay British pounds):
            Notional amount (in U.S. dollars)                                   $ 40.0  $    -
            Fair Value                                                            (4.8)      -
         Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
            Notional amount (in U.S. dollars)                                   $  7.3  $    -
            Fair Value                                                            (1.3)      -
         Currency swap agreements (receive U.S. dollars/pay Australian dollars:
            Notional amount (in U.S. dollars)                                   $ 30.0  $    -
            Fair Value                                                            (1.8)      -

     (c) Risks Inherent In the Use of Derivatives:

         Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

         Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

10. Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

         The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                  Fair       Carrying
         2004                                    Value        Amount
         ----                                  ----------   ----------
                                               (Restated)   (Restated)
         Cash and short-term investments       $   52,928   $   52,928
         Fixed maturities                       9,879,583    9,879,583
         Equity securities                          7,782        7,782
         Mortgage and policy loans                759,014      748,791
         Investment contracts                   4,972,727    4,945,786
         Other long-term investments               57,092       57,092
         Assets and liabilities related
          to separate accounts                  3,218,345    3,218,345
         Derivative assets                         52,886       52,886
         Derivative liabilities                    40,494       40,494

                                                  Fair       Carrying
         2003                                    Value        Amount
         ----                                  ----------   ----------
                                               (Restated)   (Restated)
         Cash and short-term investments       $   20,405   $   20,405
         Fixed maturities                       9,834,315    9,834,315
         Equity securities                          3,885        3,885
         Mortgage and policy loans                758,274      732,675
         Investment contracts                   5,496,930    5,237,060
         Other long-term investments               75,355       75,355
         Assets and liabilities related
          to separate accounts                  3,209,288    3,209,288
         Derivative assets                         36,495       36,495
         Derivative liabilities                    49,479       49,479

     (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

         Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

         Fixed maturity securities: Fair value is based principally on independent pricing services broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

         Equity securities: Fair values for equity securities were based upon quoted market prices.

         Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were estimated to approximate carrying value.

         Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

         Other long-term investments: Fair value of other invested assets is based upon the fair-value of the net assets of these investments as determined by the general partners.

         Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these amounts are equal to the account assets.

         Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

11. Shareholders' Equity:

     (a) The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 2,500 Series A preferred shares with a par value of $100,000 authorized, issued and outstanding at December 31, 2004 and 2003. The holder of Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has no additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company.

     (b) The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. During 2004 and 2003, the Company paid dividends of $11,725,000 and $11,600,000, respectively, to its shareholders.

     (c) The Company recorded a capital contribution from its parent in the amount of $90 million during 2003. The contribution was received by the Company subsequent to December 31, 2003. The Company also recorded a capital contribution from its parent in the amount of $59 million during 2002, that was received during 2003.

12. Employee Benefits

     (c) Effective January 1, 2002, substantially all the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13. Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

    The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                           Premiums and Other Considerations
                                               Life     ---------------------------------------
                                             Insurance              Accident
        2004                                 in Force      Life    and Health Annuity   Total
        ----                                ----------  ---------- ---------- ------- ----------
                                                        (Restated)                    (Restated)
           Gross Premiums                   36,527,437   163,299    365,337   140,710  669,346
               Assumed - Nonaffiliated               -      (113)         -         -     (113)
               Assumed - Affiliated             10,949       (49)         -         -      (49)
                                            ----------   -------    -------   -------  -------
           Total Assumed                        10,949      (162)         -         -     (162)

               Ceded - Nonaffiliated        10,581,608    31,117      8,899     5,705   45,721
               Ceded - Affiliated            3,828,489       764    316,288         -  317,052
                                            ----------   -------    -------   -------  -------
           Total Ceded                      14,410,097    31,881    325,187     5,705  362,773
                                            ----------   -------    -------   -------  -------
           Net Premiums                     22,128,289   131,256     40,150   135,005  306,411
                                            ==========   =======    =======   =======  =======
        Percentage of Amount Assumed to Net       0.05%     0.13%         -         -     0.05%

                                                           Premiums and Other Considerations
                                               Life     ---------------------------------------
                                             Insurance              Accident
        2003                                 in Force      Life    and Health Annuity   Total
        ----                                ----------  ---------- ---------- ------- ----------
                                                        (Restated)                    (Restated)
           Gross Premiums                   41,971,038   152,345    341,266    62,945  556,556
               Assumed - Nonaffiliated               -       113          -         -      113
               Assumed - Affiliated             18,593        (9)   (33,385)        -  (33,394)
                                            ----------   -------    -------   -------  -------
           Total Assumed                        18,593       104    (33,385)        -  (33,281)

               Ceded - Nonaffiliated        10,887,505    19,328     19,702     6,422   45,452
               Ceded - Affiliated            4,334,490       (12)   250,592         -  250,580
                                            ----------   -------    -------   -------  -------
           Total Ceded                      15,221,995    19,316    270,294     6,422  296,032
                                            ----------   -------    -------   -------  -------
           Net Premiums                     26,767,636   133,133     37,587    56,523  227,243
                                            ==========   =======    =======   =======  =======
        Percentage of Amount Assumed to Net       0.07%     0.08%    -88.82%        -   -14.78%

                                                           Premiums and Other Considerations
                                               Life     ---------------------------------------
                                             Insurance              Accident
         2002                                in Force      Life    and Health Annuity   Total
         ----                               ----------  ---------- ---------- ------- ----------
                                                        (Restated)                    (Restated)
            Gross Premiums                  44,235,453   145,331    318,180   121,882  585,393

                Assumed--Nonaffiliated               -                  274         -      274
                Assumed--Affiliated             32,236         -     33,385         -   33,385
                                            ----------   -------    -------   -------  -------
            Total Assumed                       32,236         -     33,659         -   33,659

                Ceded--Nonaffiliated        11,432,735    19,312     21,508     6,546   47,366
                Ceded--Affiliated               99,071      (285)   287,241         -  286,956
                                            ----------   -------    -------   -------  -------
            Total Ceded                     11,531,806    19,027    308,749     6,546  334,322
                                            ----------   -------    -------   -------  -------
            Net Premiums                    32,735,883   126,304     43,090   115,336  284,730
                                            ==========   =======    =======   =======  =======
         Percentage of Amount Assumed to
           Net                                     0.1%        -       78.1%        -    11.89%

     (b) Reinsurance recoveries, which reduced death and other benefits, approximated $239,618,000 and $208,579,000, respectively, for each of the years ended December 31, 2004 and 2003.

         The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14. Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2004 was $317,052,000 and $20,133,000 respectively. Premium income and commission ceded for 2003 amounted to $250,580,000 and $19,719,000, respectively. Premium income and commission ceded to affiliates amounted to $286,956,000 and $19,671,000, respectively, for the year ended December 31, 2002.

     (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2004, 2003 and 2002, the Company was charged $26,601,000, $25,800,000 and $48,756,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $0 and $17,155,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (c) The Company's insurance policy obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh ("National Union"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against National Union. While National Union does not publish financial statements, it does file statutory annual and quarterly reports with the Pennsylvania Insurance Department, where such reports are available to the public.

     (d) In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

15. Restatement

         In connection with preparation of AIG's consolidated financial statements included in the 2004 Annual Report on Form 10-K, AIG's current management initiated an internal review of AIG's books and records, which was substantially expanded in mid-March. As a result of the internal review, AIG concluded that the accounting for certain transactions and certain relationships needed to be restated or adjusted. As part of this internal review, the Company completed a review of its own books and records and concluded that the accounting for certain transactions needed to be restated or adjusted also (the First Restatement). The restated consolidated financial statements were issued on May 2, 2005.

         As announced on November 9, 2005, AIG identified certain errors, the preponderance of which were identified during the remediation of material weaknesses in internal controls at AIG, that due to their significance, caused AIG to restate results again. As part of this restatement, the Company again identified certain errors in its own books and records and concluded that the accounting for certain transactions needed to be restated or adjusted also (the Second Restatement).

    The following provides details of the accounting adjustments included in the Restatements of the Company's financial statements. Relevant disclosures have been restated in the footnotes affected by the restatements discussed below.

     a)  Details of Accounting Adjustments included in the First Restatement

     . General Allowance for Mortgage Loans. Prior to 2002, the Company had established a general allowance for mortgage loans in case of adverse development in their mortgage loan portfolio. Since the Company performs a loan-specific review for impairments at the end of each reporting period, the Company determined that the general allowance was not correct under GAAP and has reversed the general allowance for mortgage loans. The effect of the mortgage loan reserve adjustment was to increase the Company's Mortgage loans on real estate by $14.0 million in 2003 with a corresponding after tax impact of $9.1 million increasing the Company's 2002 Beginning retained earnings as the reserve was established prior to 2002.

     . Liability for Pending Surrenders and Withdrawals. In 2002, processing of certain annuity surrenders and withdrawals resulted in a duplication of the pending liability. This duplication error was identified and corrected in 2003. This restatement records that correction and removes the duplicate pending liability in 2002. The effect of this adjustment was to increase the Company's Death and other benefits by $10.2 million in 2003 and reduced Death and other benefits by $10.2 million in 2002.

     . Cash flow information. Certain cash flow information was restated to conform to the new 2004 presentation. This primarily related to the presentation of interest credited to policyholders and the presentation of policyholder deposits and withdrawals. The impact of these reclassifications had no effect on the Company's cash position in any period.

     . Other. Various non-significant adjustments, are reflected to correct or adjust the previously reported GAAP amounts.

     b)  Details of Accounting Adjustments included in the Second Restatement

     . Accounting for Derivatives (FASB No. 133 - "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133")). During the third quarter of 2005, the Company identified and corrected additional errors identified during AIG's remediation of the previously disclosed material weakness in internal controls surrounding accounting for derivatives and related assets and liabilities under FAS 133. The Company identified hedging relationships for which (1) required contemporaneous hedge documentation was not completed in a timely manner, and (2) the short cut method of hedge accounting was incorrectly applied. The Company continues to believe such hedging activities have been and remain economically effective, but did not and do not currently qualify for hedge accounting. This restatement reflects an adjustment to reverse hedge accounting and record mark-to-market adjustments on derivatives as realized gains and losses. This adjustment was generally a reclassification of changes in fair value of the Company's derivatives between Accumulated other comprehensive income and Realized capital gains (losses). The Company's Income before income taxes increased by $26.3 million in 2004, decreased by $6.8 million in 2003 and decreased by $44.2 million in 2002 as a result of the adjustments related to derivatives. The Company's Beginning retained earnings decreased by $6.8 million in 2002 as a result of adjustments related to derivatives in prior periods.

    . Real Estate Partnerships. The Company identified and corrected the accounting for certain real estate partnerships for which the Company incorrectly applied the equity method of accounting. The effect of the real estate partnerships adjustment on the Company's Net investment income was $(2.1) million, $(0.5) million and $1.5 million for 2004, 2003 and 2002, respectively. The Company's Beginning retained earnings decreased $6.5 million in 2002 as result of adjustments related to these partnerships in prior periods.
    . Overpayment of Reinsurance Premiums. The Company discovered that due to incorrect reinsurance rates coded in its reinsurance administration system related to a certain block of reinsured policies, that it overpaid certain reinsurance premiums. This restatement reflects a correction of these rates and the resulting adjustment to reinsurance premiums. The effect of the correction increased the Company's Premiums and other considerations by $7.0 million, $5.8 million and $4.6 million for 2004, 2003 and 2002, respectively.
    . Payout Annuity Reserves. The Company identified and corrected prior period reserves related to their payout annuities due to errors discovered in its reserving system. This restatement reflects an adjustment to record the correct level of reserves for these policies under GAAP. The effect of the correction to the Company's Increase in future policy benefits was $4.1 million, $5.9 million and $(1.1) million for 2004, 2003 and 2002, respectively. The Company's Beginning retained earnings decreased $3.6 million in 2002 as a result of this correction in prior periods.

   A summary of the adjustments made and their effect on the financial statements is presented below (in thousands):

                                                                           As of and for the year ended
                                                                                December 31, 2004
                                                                      -------------------------------------
                                                                      As previously                  As
                                                                        reported     Adjustment   restated
                                                                      -------------  ----------  ----------
Balance Sheets
   Other long-term investments                                        $      68,168  $  (11,076)     57,092
   Premium and insurance balances receivable                                 36,268      17,476      53,744
   Total assets                                                          14,604,674       6,400  14,611,074
   Future policy benefits for life and accident and health insurance      2,374,661      14,330   2,388,991
   Income taxes payable                                                     237,511      (2,776)    234,735
   Total liabilities                                                     13,133,726      11,554  13,145,280
   Accumulated other comprehensive income                                   365,909      22,806     388,715
   Retained earnings                                                        547,872     (27,961)    519,911
   Total liabilities and shareholders' equity                            14,604,674       6,400  14,611,074

Statements of Income
   Premiums                                                                 299,367       7,044     306,411
   Net investment income                                                    694,417      (2,093)    692,324
   Realized capital gains (losses)                                          (11,087)     33,517      22,430
   Death and other benefits                                                 366,950       7,187     374,137
   Increase in future policy benefits                                        34,901       4,063      38,964
   Deferred income tax expense                                              (16,881)      9,527      (7,354)
   Net income (loss)                                                         90,192      17,691     107,883

                                                              As of and for the year ended
                                                                    December 31, 2004
                                                          ------------------------------------
                                                          As previously                  As
                                                            reported     Adjustment   restated
                                                          -------------  ----------  ---------
Statements of Shareholders' Equity
   Change in net derivative gains arising from cash
    flow hedging Activities                                      22,786     (22,786)        --
   Deferred income tax expense on above changes                  (7,975)      7,975         --
   Accumulated other comprehensive income                       365,909      22,807    388,716
   Retained earnings                                            547,872     (27,961)   519,911
   Total shareholders' equity                                 1,470,948      (5,154) 1,465,794

Statements of Cash Flows
   Change in insurance reserves                           $      46,853  $    4,063     50,916
   Change in premiums and insurance balances
    receivable and payable - net                                 13,020      (7,044)     5,976
   Change in other policyholder contracts'                     (114,534)      7,187   (107,347)
   Realized capital (gains) losses                               11,087     (33,517)   (22,430)
   Change in income taxes - net                                  (9,610)      9,527        (83)
   Net cash provided by operating activities                    415,722      (2,093)   413,629
   Sales or distributions of other long-term investments             --      24,229     24,229
   Investments in other long-term investments                    24,007     (22,136)     1,871
   Net cash provided by investing activities                      4,279       2,093      6,372

                                                                  As of and for the year ended
                                                                       December 31, 2003
                                                       --------------------------------------------------
                                                       As previously  Adjustments  Adjustments
                                                       reported prior   made in      made in
                                                           to the         the          the
                                                           first         first       second        As
                                                        restatement   restatement  restatement  Restated
                                                       -------------- -----------  ----------- ----------
Balance Sheet
   Mortgage loans on real estate                        $   456,767   $    14,000   $      -      470,767
   Amounts due from related parties                          89,049         5,700          -       94,749
   Other long-term investments                               84,338             -     (8,983)      75,355
   Premium insurance balances Receivable                     30,775             -     10,432       41,207
   Total assets                                          14,572,439        59,321      1,449   14,633,209
   Future policy benefits for life and accident and
    health insurance contracts                            2,319,463             -     10,267    2,329,730
   Amounts due to related parties                            19,564           100          -       19,664
   Income taxes payable                                     207,963         8,505     (4,327)     212,141
   Derivative liabilities, at fair value                     45,935             -      3,544       49,479
   Other liabilities                                         53,563        (4,700)         -       48,863
   Total liabilities                                     13,249,456        43,526      9,484   13,302,466
   Accumulated other comprehensive                                -             -          -            -
   Income                                                   312,966          (760)    37,617      349,823
   Retained earnings                                        452,850        16,555    (45,652)     423,753
   Total liabilities and shareholders'                            -             -          -            -
   Equity                                                14,572,439        59,321      1,449   14,633,209

Statements of Income
   Premiums                                             $   221,443   $         -   $  5,800      227,243
   Net investment income                                    709,945        (3,000)      (493)     706,452
   Realized capital gains (losses)                           22,817         1,400     21,713       45,930
   Increase in future policy benefits                        (2,978)            -      5,861        2,883
   Death and other benefits                                 279,112        10,226     28,518      317,856
   Insurance acquisition and other operating expenses       156,346        (3,025)         -      153,321
   Deferred income tax expense                               29,146        (3,123)    (2,576)      23,447
   Net income (loss)                                        111,874        (5,798)    (4,783)     101,293

                                                                      As of and for the year ended
                                                                            December 31, 2003
                                                          ----------------------------------------------------
                                                                            Adjustments  Adjustments
                                                            As previously     made in      made in
                                                          reported prior to     the          the
                                                                 the           first       second        As
                                                          first restatement restatement  restatement  restated
                                                          ----------------- -----------  ----------- ---------
Statements of Shareholders' Equity
   Change in net unrealized appreciation of
    investments - net of reclassifications                        259,290           195          -     259,485
   Deferred income tax expense on above changes                   (89,629)          (68)         -     (89,697)
   Change in net derivative losses arising
    from cash flow hedging activities                              (3,261)            -      3,261           -
   Deferred income tax benefit on above changes                     1,142             -     (1,142)          -
   Accumulated other comprehensive income                         312,966          (760)    37,617     349,823
   Retained earnings                                              452,850        16,555    (45,652)    423,753
   Total shareholders' equity                                   1,322,983        15,795     (8,035)  1,330,743

Statements of Cash Flows
   Change in insurance reserves                             $      14,357   $         -   $  5,861      20,218
   Change in premiums and insurance
    balances receivable and payable - net                          (6,105)            -     (5,800)    (11,905)
   Change in other policyholders' contracts                        70,645   $  (150,652)  $ 28,518     (51,489)
   Interest credited to policyholders' contracts                        -       351,518          -     351,518
   Change in income taxes - net                                    32,179        (3,123)    (2,576)     26,480
   Change in deferred policy acquisition costs                     37,377             -       (105)     37,272
   Realized capital (gains) losses                                (22,817)       (1,400)   (21,713)    (45,930)
   Net cash provided by operating activities                      157,611       190,440       (493)    347,558
   Change in policy loans                                          82,146         2,800          -      84,946
   Sales or distributions of other long-term investments                -             -     19,027      19,027
   Investments in other long-term investments                      19,435        (2,600)   (18,534)     (1,699)
   Net cash provided by investing activities                      168,283           200        493     168,976
   Net policyholder account deposits/ withdrawals                (373,294)      373,294          -           -
   Deposits on policyholders contracts                                  -       185,933          -     185,933
   Withdrawals on policyholder contracts                                -      (749,867)         -    (749,867)
   Net cash used in financing activities                         (325,894)     (190,640)         -    (516,534)

                                                                          As of and for the year ended
                                                                                December 31, 2002
                                                               --------------------------------------------------
                                                                                 Adjustments Adjustments
                                                                 As previously     made in     made in
                                                               reported prior to     the         the
                                                                      the           first      second       As
                                                               first restatement restatement restatement restated
                                                               ----------------- ----------- ----------- --------
Statements of Income
   Premiums                                                     $      280,098    $      -    $  4,632    284,730
   Net investment income                                               725,475      (1,557)      1,481    725,399
   Realized capital gains (losses)                                    (151,424)     31,435     (28,450)  (148,439)
   Increase in future policy benefits                                    8,197           -      (1,113)     7,084
   Death and other benefits                                            306,543     (10,226)     15,773    312,090
   Insurance acquisition and other operating expenses                  155,383       3,756           -    159,139
   Deferred income tax expense                                         (30,532)     12,038     (12,949)   (31,443)
   Net income (loss)                                                   (13,524)     22,353     (24,048)   (15,219)

Statements of Shareholder's Equity
   Accumulated other comprehensive-beginning balance                    11,279      18,200       6,753     36,232
   Change in net unrealized appreciation of investments - net
    of reclassifications                                               254,988     (29,365)          -    225,623
   Deferred income tax expense on above changes                        (92,098)     10,278           -    (81,820)
   Change in net derivative losses arising
    from cash flow hedging activities                                  (44,223)          -      44,223          -
   Deferred income tax benefit on above changes                         15,478           -     (15,478)         -
   Accumulated other comprehensive income                              145,424        (887)     35,498    180,035
   Retained earnings - beginning balance                               379,034           -     (16,821)   362,213
   Retained earnings                                                   352,576      22,353     (40,869)   334,060
   Total shareholders' equity                                          965,167      21,466      (5,371)   981,262

                                                                                As of and for the year ended
                                                                                      December 31, 2002
                                                                     --------------------------------------------------
                                                                     As previously   Adjustments Adjustments
                                                                     reported prior    made in     made in
                                                                         to the          the         the
                                                                         first          first      second         As
                                                                      restatement    restatement restatement   restated
                                                                     --------------  ----------- -----------  ---------
Statements of Cash Flows
   Change in other policyholders' contracts                          $      362,844  $ (631,383) $    15,773   (252,766)
   Interest credited to policyholder contracts                                    -     407,524            -    407,524
   Change in insurance reserves                                             (66,703)          -       (1,113)   (67,816)
   Change in premiums and insurance balances receivable and payable
     - net                                                                   22,664           -       (4,632)    18,032
   Change in income taxes - net                                             (56,917)     12,038      (12,949)   (57,828)
   Change in deferred policy acquisition costs                               29,499         313            -     29,812
   Realized capital (gains) losses                                          151,424     (31,435)      28,450    148,439
   Change in other assets and liabilities - net                              25,293       7,157            -     32,450
   Net cash provided by operating activities                                416,916    (213,433)       1,481    204,964
   Change in policy loans                                                   (16,431)     (2,800)           -    (19,231)
   Sales or distributions of other long- term investments                         -           -       31,378     31,378
   Investments in other long-term investments                                11,790       2,600      (32,859)   (18,469)
   Net cash used in investing activities                                   (604,709)       (200)      (1,481)  (606,390)
   Net policyholder account deposits/ withdrawals                           200,066    (200,066)           -          -
   Deposits on policyholders contracts                                            -   1,112,583            -  1,112,583
   Withdrawals on policyholder contracts                                          -    (698,884)           -   (698,884)
   Net cash provided by financing activities                                187,132     213,633            -    400,765

                          AIG LIFE INSURANCE COMPANY
                         (a wholly-owned subsidiary of
                      American International Group, Inc.)

                        UNAUDITED FINANCIAL STATEMENTS

               FOR THE PERIODS ENDED SEPTEMBER 30, 2005 AND 2004

                          AIG LIFE INSURANCE COMPANY
                                BALANCE SHEETS
                                (in thousands)

                                       September 30, December 31, December 31,
                                           2005          2004         2003
                                       ------------- ------------ ------------
                                        (Unaudited)   (Restated)   (Restated)
 Assets

 Investments:

 Fixed maturities:
    Bonds available for sale, at fair
      value...........................  $ 9,827,554  $ 9,879,583  $ 9,834,315
    (cost: 2005 - $9,310,747; 2004 -
      $9,207,004, 2003 - $9,210,805)
 Equity securities available for
   sale, at fair value................       28,828        7,782        3,885
    (cost: 2005 - $25,517; 2004 -
      $5,297; 2003 - $3,175)
 Mortgage loans on real estate........      476,649      494,343      470,767
 Policy loans.........................      235,248      254,448      261,908
 Other long-term investments..........       22,956       57,092       75,355
 Derivative assets, at fair value.....       37,559       52,886       36,495
 Short-term investments, at cost
   (approximates fair value)..........       54,618       40,666       20,405
                                        -----------  -----------  -----------
 Total investments....................   10,683,412   10,786,800   10,703,130

 Cash.................................           --       12,262           --
 Investment income due and accrued....      151,106      142,437      147,468
 Reinsurance assets...................      123,715      118,973      123,500
 Deferred policy acquisition costs....      239,768      253,774      307,175
 Premium and insurance balances
   receivable.........................       33,674       53,744       41,207
 Amounts due from related parties.....        3,407       13,159       94,749
 Other assets.........................       19,631       11,580        6,692
 Assets held in separate accounts.....    3,120,847    3,218,345    3,209,288
                                        -----------  -----------  -----------
    Total assets......................  $14,375,560  $14,611,074   14,633,209
                                        ===========  ===========  ===========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                                BALANCE SHEETS
                     (in thousands, except share amounts)

                                        September 30, December 31, December 31,
                                            2005          2004         2003
                                        ------------- ------------ ------------
                                         (Unaudited)   (Restated)   (Restated)
Liabilities

Policyholders' contract deposits.......  $ 6,870,837  $ 7,016,323  $ 7,310,004
Future policy benefits for life and
  accident and health insurance
  contracts............................    2,419,289    2,388,991    2,329,730
Reserve for unearned premiums..........       25,313       22,371       23,372
Policy and contract claims.............      117,560       99,492       99,925
Amounts due to related parties.........       66,408       58,686       19,664
Income taxes payable...................      206,982      234,735      212,141
Derivative liabilities, at fair value..       10,373       40,494       49,479
Other liabilities......................      114,581       65,843       48,863
Liabilities related to separate
  accounts.............................    3,120,847    3,218,345    3,209,288
                                         -----------  -----------  -----------
   Total liabilities...................   12,952,190   13,145,280   13,302,466
                                         -----------  -----------  -----------

Shareholders' equity

Series A preferred stock, $100,000 par
  value;
2,500 shares authorized, issued and
  outstanding..........................      250,000      250,000      250,000
Common stock, $5 par value; 1,000,000
  shares authorized; 976,703 issued
  and outstanding......................        4,884        4,884        4,884
Additional paid-in capital.............      302,283      302,283      302,283
Accumulated other comprehensive income.      304,247      388,716      349,823
Retained earnings......................      561,956      519,911      423,753
                                         -----------  -----------  -----------
   Total shareholders' equity..........    1,423,370    1,465,794    1,330,743
                                         -----------  -----------  -----------
Total liabilities and shareholders'
  equity...............................   14,375,560  $14,611,074   14,633,209
                                         ===========  ===========  ===========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                             STATEMENTS OF INCOME
                                (in thousands)
                                  (Unaudited)

                                                      Nine months ended
                                                        September 30,
                                                      -----------------
                                                        2005     2004
                                                      -------- --------
        Revenues:
           Premiums and other considerations......... $213,606 $225,468
           Net investment income.....................  564,782  525,866
           Realized capital gains (losses)...........   25,592    7,986
                                                      -------- --------
               Total revenues........................  803,980  759,320
                                                      -------- --------
        Benefits and expenses:
           Death and other benefits..................  294,389  302,404
           Increase (decrease) in future policy
             benefits................................   59,361  (42,913)
           Interest credited on policyholder
             contract deposits.......................  214,343  298,564
           Insurance acquisition and other operating
             expenses................................   83,030   88,634
                                                      -------- --------
               Total benefits and expenses...........  651,123  646,689
                                                      -------- --------
        Income before income taxes...................  152,857  112,631
                                                      -------- --------
        Income taxes:
           Current...................................   36,592   45,097
           Deferred..................................   15,845   (7,337)
                                                      -------- --------
               Total income tax expense..............   52,437   37,760
                                                      -------- --------
        Net income................................... $100,420 $ 74,871
                                                      ======== ========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF SHAREHOLDERS' EQUITY
                                (in thousands)

                                        September 30, December 31, December 31,
                                            2005          2004         2003
                                        ------------- ------------ ------------
                                         (Unaudited)   (Restated)   (Restated)
 Preferred Stock

 Balance at beginning and end of year..  $  250,000    $  250,000   $  250,000
                                         ----------    ----------   ----------
 Common stock

 Balance at beginning and end of year..       4,884         4,884        4,884
                                         ----------    ----------   ----------
 Additional paid-in capital

 Balance at beginning of year..........     302,283       302,283      212,283
 Capital contribution from parent......          --            --       90,000
                                         ----------    ----------   ----------
 Balance at end of year................     302,283       302,283      302,283
 Accumulated other comprehensive
   income

 Balance at beginning of year..........     388,715       349,823      180,035
 Change in net unrealized
   appreciation (depreciation) of
   investments - net of
   reclassifications...................    (129,950)       61,570      259,485
    Deferred income tax benefit
      (expense) on above changes.......      45,482       (22,677)     (89,697)
                                         ----------    ----------   ----------
 Balance at end of year................     304,247       388,716      349,823
                                         ----------    ----------   ----------
 Retained earnings

 Balance at beginning of year..........     519,911       423,753      334,060
 Net income............................     100,420       107,883      101,293
 Dividends to shareholders.............     (58,375)      (11,725)     (11,600)
                                         ----------    ----------   ----------
 Balance at end of year................     561,956       519,911      423,753
                                         ----------    ----------   ----------
        Total shareholders' equity.....  $1,423,370    $1,465,794    1,330,743
                                         ==========    ==========   ==========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CASH FLOWS
                                (in thousands)
                                  (Unaudited)

                                                       Nine months ended
                                                         September 30,
                                                   ------------------------
                                                       2005         2004
                                                   -----------  -----------
   Cash flows from operating activities:
      Net income.................................. $   100,420  $    74,871

   Adjustments to reconcile net income to net
     cash provided by operating activities:
          Change in insurance reserves............      51,308       64,223
          Change in premiums and insurance
            balances receivable and payable -
            net...................................      23,248        6,466
          Change in reinsurance assets............      (4,746)       4,439
          Change in deferred policy
            acquisition costs.....................      39,302       47,023
          Change in other policyholders'
            contracts.............................     159,210      (83,144)
          Interest credited to policyholder
            contracts.............................     214,343      298,564
          Change in investment income due and
            accrued...............................      (8,669)      (9,405)
          Realized capital (gains) losses.........     (25,592)      (7,986)
          Change in income taxes - net............      17,728      (36,596)
          Change in reserves for commissions,
            expenses and taxes....................      (4,929)        (393)
          Amortization of premiums and
            discounts on securities...............      (8,590)     (10,347)
          Change in other assets and
            liabilities - net.....................      69,417       20,956
                                                   -----------  -----------
   Net cash provided by operating activities......     622,450      368,671

   Cash flows from investing activities:
          Sale of fixed maturities................   3,986,335    2,767,668
          Redemptions and maturities of fixed
            maturities............................     578,437      276,075
          Sale of equity securities...............      19,616          252
          Purchase of fixed maturities............  (4,088,164)  (2,755,370)
          Purchase of equity securities...........     (41,948)      (2,186)
          Purchase of real estate.................      (1,619)      (1,319)
          Mortgage loans funded...................     (68,515)     (62,242)
          Repayments of mortgage loans............      77,815       29,911
          Change in policy loans..................      19,200        1,793
          Change in short-term investments........     (13,952)       3,027
          Sales or distributions of other
            long-term investments.................      28,794       22,995
          Investments in other long-term
            investments...........................     (12,546)          35
          Other - net.............................    (556,760)    (276,327)
                                                   -----------  -----------
   Net cash provided by (used in) investing
     activities...................................     (73,307)       4,312

   Cash flows from financing activities:
          Deposits on policyholder contracts......      99,012       58,161
          Withdrawals on policyholder
            contracts.............................    (602,042)    (488,961)
          Capital contribution from parent........          --       90,000
          Dividends to shareholders...............     (58,375)      (8,819)
                                                   -----------  -----------
   Net cash used in financing activities..........    (561,405)    (349,619)
                                                   -----------  -----------
   Change in cash.................................     (12,262)      23,364
   Cash at beginning of period....................      12,262           --
                                                   -----------  -----------
   Cash at end of year............................ $        --  $    23,364
                                                   ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF COMPREHENSIVE INCOME
                                (in thousands)
                                  (Unaudited)

                                                      Nine months ended
                                                        September 30,
                                                     ------------------
                                                        2005      2004
                                                     ---------  -------

       Comprehensive income

       Net income................................... $ 100,420  $74,871

       Other comprehensive income

       Change in net unrealized appreciation
         (depreciation) of investments - net of
         reclassifications..........................  (129,950)  14,705
          Deferred income tax benefit (expense) on
            above changes...........................    45,482   (5,148)
                                                     ---------  -------
       Other comprehensive income (loss)............   (84,468)   9,557
                                                     ---------  -------
       Comprehensive income......................... $  15,952  $84,428
                                                     =========  =======

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Summary of Significant Accounting Policies

   Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

   The interim financial statements for the nine month periods are unaudited; however, in the opinion of management, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of the financial statements have been included. The nature of the Company's business is such that the results of any interim period are not necessarily indicative of results for a full year. In presenting the Financial Statements, management makes estimates that affect the reported amounts and disclosures in the financial statements. Therefore, actual results could differ from those estimates and could have a material impact on the financial statements, and it is possible that such changes could occur in the near term.

   Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation.

2. Other Events

   On February 9, 2006, American International Group, Inc. (AIG) announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice (DOJ), the Securities and Exchange Commission (SEC), the Office of the New York Attorney General (NYAG) and the New York State Department of Insurance (DOI). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company will need to obtain permission from the SEC to continue to provide its variable annuities. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

   Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

[LOGO OF AIG(R) AMERICAN GENERAL]

                                                             Variable Account I
                                                               Variable Annuity

                                                                           2005

                                                                 Interim Report

                                                             September 30, 2005
                                                                    (Unaudited)

                                                     AIG Life Insurance Company
                         A member company of American International Group, Inc.

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF NET ASSETS
September 30, 2005
(Unaudited)

                                                                                                                    Net assets
                                     Investment    Due from (to) AIG              Contract owners Contract owners attributable to
                                   securities - at  Life Insurance                   - annuity    - accumulation  contract owner
Sub-accounts                         fair value         Company       Net Assets     reserves        reserves        reserves
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Fund - Series I                   $  1,122,437        $     -      $  1,122,437    $ 17,055      $  1,105,382    $  1,122,437
AIM V.I. International Growth
  Fund - Series I                      1,311,680             (4)        1,311,676           -         1,311,676       1,311,676
AllianceBernstein Americas
  Government Income Portfolio -
  Class A                             40,876,524             (2)       40,876,522      49,657        40,826,865      40,876,522
AllianceBernstein Global Bond
  Portfolio - Class A                 16,760,880             (3)       16,760,877       2,763        16,758,114      16,760,877
AllianceBernstein Global Dollar
  Government Portfolio -
  Class A                             20,450,621             (4)       20,450,617      17,451        20,433,166      20,450,617
AllianceBernstein Global
  Technology Portfolio -
  Class A                             58,503,281             (1)       58,503,280     119,797        58,383,483      58,503,280
AllianceBernstein Global
  Technology Portfolio -
  Class B                             23,334,135             (1)       23,334,134           -        23,334,134      23,334,134
AllianceBernstein Growth and
  Income Portfolio - Class A         224,876,922             (7)      224,876,915     382,392       224,494,523     224,876,915
AllianceBernstein Growth and
  Income Portfolio - Class B         185,390,482             (2)      185,390,480      81,271       185,309,209     185,390,480
AllianceBernstein Growth
  Portfolio - Class A                 88,783,876              -        88,783,876      74,681        88,709,195      88,783,876
AllianceBernstein Growth
  Portfolio - Class B                 54,441,020              -        54,441,020       2,152        54,438,868      54,441,020
AllianceBernstein High Yield
  Portfolio - Class A                 33,000,059             (4)       33,000,055           -        33,000,055      33,000,055
AllianceBernstein International
  Portfolio - Class A                 51,310,826             (2)       51,310,824      95,467        51,215,357      51,310,824
AllianceBernstein International
  Value Portfolio - Class A           40,683,573             (3)       40,683,570           -        40,683,570      40,683,570
AllianceBernstein Large Cap
  Growth Portfolio - Class A         145,567,519              -       145,567,519     392,462       145,175,057     145,567,519
AllianceBernstein Large Cap
  Growth Portfolio - Class B          72,326,960              -        72,326,960      13,861        72,313,099      72,326,960
AllianceBernstein Money Market
  Portfolio - Class A                 23,186,132         56,202        23,242,334      16,572        23,225,762      23,242,334
AllianceBernstein Money Market
  Portfolio - Class B                 16,205,954         34,286        16,240,240           -        16,240,240      16,240,240
AllianceBernstein Real Estate
  Investment Portfolio -
  Class A                             47,089,834             (6)       47,089,828     128,679        46,961,149      47,089,828
AllianceBernstein Small Cap
  Growth Portfolio - Class A          42,295,316              1        42,295,317      73,059        42,222,258      42,295,317
AllianceBernstein Small/Mid
  Cap Value Portfolio -
  Class A                             59,463,703              -        59,463,703           -        59,463,703      59,463,703
AllianceBernstein Total Return
  Portfolio - Class A                162,950,019             (5)      162,950,014     114,463       162,835,551     162,950,014
AllianceBernstein U.S.
  Government/High Grade
  Securities Portfolio - Class A      76,699,903              -        76,699,903     121,758        76,578,145      76,699,903
AllianceBernstein U.S.
  Government/High Grade
  Securities Portfolio - Class B       3,068,593            (10)        3,068,583           -         3,068,583       3,068,583
AllianceBernstein U.S. Large
  Cap Blended Style Portfolio -
  Class B                              2,721,303              -         2,721,303      28,742         2,692,561       2,721,303
AllianceBernstein Utility Income
  Portfolio - Class A                 49,038,231             (1)       49,038,230      18,402        49,019,828      49,038,230
AllianceBernstein Value
  Portfolio - Class B                 75,166,652             (1)       75,166,651           -        75,166,651      75,166,651
AllianceBernstein Worldwide
  Privatization Portfolio -
  Class A                             37,740,592             (1)       37,740,591      62,280        37,678,311      37,740,591
Delaware VIP Balanced Series -
  Standard class                         850,003              -           850,003           -           850,003         850,003
Delaware VIP Capital Reserves
  Series - Standard class                242,515            257           242,772           -           242,772         242,772
Delaware VIP Cash Reserves
  Series - Standard class                335,558            280           335,838           -           335,838         335,838
Delaware VIP Growth
  Opportunities Series -
  Standard class                       1,165,250              -         1,165,250           -         1,165,250       1,165,250
Delaware VIP High Yield Series
  - Standard class                       483,224             (5)          483,219           -           483,219         483,219
Delaware VIP Value Series -
  Standard class                       4,383,194             (1)        4,383,193      23,282         4,359,911       4,383,193
Dreyfus Stock Index Fund, Inc. -
  Initial shares                       7,099,840             (9)        7,099,831      50,535         7,049,296       7,099,831
Dreyfus VIF Small Company
  Stock Portfolio - Initial shares     1,569,855             (5)        1,569,850           -         1,569,850       1,569,850
Fidelity VIP Asset Manager
  Portfolio - Initial Class            5,840,945              -         5,840,945      20,669         5,820,276       5,840,945
Fidelity VIP Contrafund
  Portfolio - Initial Class            3,731,181             (2)        3,731,179      26,311         3,704,868       3,731,179
Fidelity VIP Growth Portfolio -
  Initial Class                        4,420,087              -         4,420,087      27,083         4,393,004       4,420,087
Fidelity VIP High Income
  Portfolio - Initial Class            1,224,936              -         1,224,936           -         1,224,936       1,224,936
Fidelity VIP Investment Grade
  Bond Portfolio - Initial Class       2,763,726              -         2,763,726      57,675         2,706,051       2,763,726
Fidelity VIP Money Market
  Portfolio - Initial Class            2,286,751              1         2,286,752           -         2,286,752       2,286,752
Fidelity VIP Overseas Portfolio -
  Initial Class                          243,944             (3)          243,941           -           243,941         243,941
Mercury Basic Value V.I. Fund -
  Class I                              7,016,336             (9)        7,016,327       5,420         7,010,907       7,016,327
Mercury Core Bond V.I. Fund -
  Class I                                305,964              -           305,964           -           305,964         305,964
Mercury Domestic Money
  Market V.I. Fund - Class I             348,938             (3)          348,935           -           348,935         348,935
Mercury Global Allocation V.I.
  Fund - Class I                       1,561,714             (2)        1,561,712           -         1,561,712       1,561,712
Mercury Global Growth V.I.
  Fund - Class I                         522,198            (12)          522,186           -           522,186         522,186
Mercury High Current Income
  V.I. Fund - Class I                    546,466             (3)          546,463           -           546,463         546,463
Mercury International Value V.I.
  Fund - Class I                       2,261,483              -         2,261,483           -         2,261,483       2,261,483

                            See accompanying notes.

                                   VA I - 1

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF NET ASSETS - CONTINUED
September 30, 2005
(Unaudited)

                                                                                                                 Net assets
                                   Investment    Due from (to) AIG             Contract owners Contract owners attributable to
                                 securities - at  Life Insurance                  - annuity    - accumulation  contract owner
Sub-accounts                       fair value         Company      Net Assets     reserves        reserves        reserves
------------------------------------------------------------------------------------------------------------------------------
Mercury Large Cap Core V.I.
  Fund - Class I                   $ 1,867,061         $(12)       $ 1,867,049   $    5,518      $ 1,861,531     $ 1,867,049
Mercury Large Cap Growth V.I.
  Fund - Class I                       814,972            -            814,972            -          814,972         814,972
Mercury Utilities and
  Telecommunications V.I. Fund -
  Class I                              637,525           (1)           637,524            -          637,524         637,524
Mercury Value Opportunities V.I.
  Fund - Class I                     2,561,108           (4)         2,561,104            -        2,561,104       2,561,104
UBS U.S. Allocation Portfolio       17,196,521            7         17,196,528        1,025       17,195,503      17,196,528
UIF Core Plus Fixed Income
  Portfolio - Class I                   36,068           (4)            36,064       36,064                -          36,064
UIF Equity Growth Portfolio -
  Class I                               33,190           (5)            33,185       33,185                -          33,185
UIF Technology Portfolio -
  Class I                               12,599           (1)            12,598       12,598                -          12,598
UIF Value Portfolio - Class I                -            -                  -            -                -               -
Van Eck Worldwide Emerging
  Markets Fund                         664,916            9            664,925            -          664,925         664,925
Van Eck Worldwide Hard Assets
  Fund                                 633,725            -            633,725            -          633,725         633,725
Vanguard 500 Index Fund                 27,997            5             28,002       28,002                -          28,002
Vanguard Dividend Growth Fund           25,400           (8)            25,392       25,392                -          25,392
Vanguard GNMA Fund                      23,802           (2)            23,800       23,800                -          23,800
Vanguard Health Care Fund               65,306           (2)            65,304       65,304                -          65,304
Vanguard Inflation-Protected
  Securities Fund                      144,942           (9)           144,933      144,933                -         144,933
Vanguard LifeStrategy
  Conservative Growth Fund              32,936           (8)            32,928       32,928                -          32,928
Vanguard LifeStrategy Growth
  Fund                                 131,182          (10)           131,172      131,172                -         131,172
Vanguard LifeStrategy Income
  Fund                                 154,516           (9)           154,507      154,507                -         154,507
Vanguard LifeStrategy Moderate
  Growth Fund                          730,941           (5)           730,936      730,936                -         730,936
Vanguard Prime Money Market
  Fund                                   4,761           (7)             4,754        4,754                -           4,754
Vanguard PRIMECAP Fund                   3,023           (7)             3,016        3,016                -           3,016
Vanguard Small-Cap Growth
  Index Fund                            19,443           (1)            19,442       19,442                -          19,442
Vanguard Small-Cap Value Index
  Fund                                  19,388           (1)            19,387       19,387                -          19,387
Vanguard Total Bond Market
  Index Fund                             9,053            -              9,053        9,053                -           9,053
Vanguard Total International
  Stock Index Fund                     274,439            -            274,439      274,439                -         274,439
Vanguard U.S. Growth Fund                4,787           (1)             4,786        4,786                -           4,786
Vanguard VIF Balanced Portfolio      2,701,821           (2)         2,701,819    2,701,819                -       2,701,819
Vanguard VIF Capital Growth
  Portfolio                             73,115           (4)            73,111       73,111                -          73,111
Vanguard VIF Diversified Value
  Portfolio                            324,055           (1)           324,054      324,054                -         324,054
Vanguard VIF Equity Income
  Portfolio                            295,876            -            295,876      295,876                -         295,876
Vanguard VIF Equity Index
  Portfolio                            134,198           (5)           134,193      134,193                -         134,193
Vanguard VIF Growth Portfolio           35,334           (2)            35,332       35,332                -          35,332
Vanguard VIF High Yield Bond
  Portfolio                            154,425           (8)           154,417      154,417                -         154,417
Vanguard VIF International
  Portfolio                            354,677          (20)           354,657      354,657                -         354,657
Vanguard VIF Mid-Cap Index
  Portfolio                            200,814          (11)           200,803      200,803                -         200,803
Vanguard VIF Money Market
  Portfolio                            732,051           (2)           732,049      732,049                -         732,049
Vanguard VIF REIT Index
  Portfolio                            200,742          (17)           200,725      200,725                -         200,725
Vanguard VIF Short-Term
  Investment-Grade Portfolio            65,899           (7)            65,892       65,892                -          65,892
Vanguard VIF Small Company
  Growth Portfolio                      69,122           (3)            69,119       69,119                -          69,119
Vanguard VIF Total Bond Market
  Index Portfolio                      341,155           (3)           341,152      341,152                -         341,152
Vanguard VIF Total Stock Market
  Index Portfolio                    1,023,071           (2)         1,023,069    1,023,069                -       1,023,069
Vanguard Wellington Fund               124,576           (8)           124,568      124,568                -         124,568
Vanguard Windsor Fund                    2,855           (4)             2,851        2,851                -           2,851

                            See accompanying notes.

                                   VA I - 2

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2005
(Unaudited)

                               A            B            A+B=C           D              E             F             C+D+E+F
                          ----------- -------------- ------------- -------------- ------------- -------------- -----------------
                                      Mortality and                                               Net Change
                                       expense risk                               Capital gain  in unrealized      Increase
                           Dividends       and            Net       Net realized  distributions  appreciation  (decrease) in net
                          from mutual administrative  investment   gain (loss) on  from mutual  (depreciation) assets resulting
Sub-accounts                 funds       charges     income (loss)  investments       funds     of investments  from operations
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
  Appreciation Fund -
  Series I                $        -   $   (12,343)   $   (12,343)  $   (111,558)  $        -    $   165,083      $    41,182
AIM V.I. International
  Growth Fund -
  Series I                         -       (14,151)       (14,151)        83,838            -         57,236          126,923
AllianceBernstein
  Americas Government
  Income Portfolio -
  Class A                  2,829,348      (429,107)     2,400,241        440,990            -       (659,032)       2,182,199
AllianceBernstein
  Global Bond Portfolio
  - Class A                1,559,596      (184,688)     1,374,908        109,236      198,928     (2,917,437)      (1,234,365)
AllianceBernstein
  Global Dollar
  Government Portfolio
  - Class A                1,193,073      (204,548)       988,525      1,356,523      904,184     (1,974,546)       1,274,686
AllianceBernstein
  Global Technology
  Portfolio - Class A              -      (648,589)      (648,589)   (17,209,469)           -     16,024,172       (1,833,886)
AllianceBernstein
  Global Technology
  Portfolio - Class B              -      (255,711)      (255,711)    (3,622,127)           -      3,176,281         (701,557)
AllianceBernstein
  Growth and Income
  Portfolio - Class A      3,496,013    (2,519,085)       976,928      4,068,372            -     (3,214,203)       1,831,097
AllianceBernstein
  Growth and Income
  Portfolio - Class B      2,438,487    (2,033,318)       405,169      1,431,843            -       (694,806)       1,142,206
AllianceBernstein
  Growth Portfolio -
  Class A                          -      (960,891)      (960,891)    (8,035,535)           -     13,110,664        4,114,238
AllianceBernstein
  Growth Portfolio -
  Class B                          -      (550,155)      (550,155)    (1,303,170)           -      4,270,133        2,416,808
AllianceBernstein High
  Yield Portfolio -
  Class A                  2,916,159      (375,009)     2,541,150         17,770            -     (2,540,026)          18,894
AllianceBernstein
  International Portfolio
  - Class A                  237,999      (492,284)      (254,285)     1,527,551            -      4,247,467        5,520,733
AllianceBernstein
  International Value
  Portfolio - Class A        225,563      (387,739)      (162,176)     2,119,639      613,180      1,281,128        3,851,771
AllianceBernstein Large
  Cap Growth Portfolio
  - Class A                        -    (1,541,311)    (1,541,311)   (13,573,790)           -     23,575,057        8,459,956
AllianceBernstein Large
  Cap Growth Portfolio
  - Class B                        -      (745,276)      (745,276)    (3,243,276)           -      8,122,964        4,134,412
AllianceBernstein
  Money Market
  Portfolio - Class A        344,328      (268,598)        75,730              -            -              -           75,730
AllianceBernstein
  Money Market
  Portfolio - Class B        185,040      (166,673)        18,367              -            -              -           18,367
AllianceBernstein Real
  Estate Investment
  Portfolio - Class A      1,530,141      (491,849)     1,038,292      4,769,571    4,877,889     (7,714,724)       2,971,028
AllianceBernstein Small
  Cap Growth Portfolio
  - Class A                        -      (454,540)      (454,540)       326,169            -         61,054          (67,317)
AllianceBernstein
  Small/Mid Cap Value
  Portfolio - Class A        439,767      (628,467)      (188,700)     2,167,629    2,656,192     (2,550,505)       2,084,616
AllianceBernstein Total
  Return Portfolio -
  Class A                  4,271,981    (1,767,722)     2,504,259      1,201,745            -     (1,646,351)       2,059,653
AllianceBernstein U.S.
  Government/High
  Grade Securities
  Portfolio - Class A      2,397,145      (876,899)     1,520,246        108,638    2,270,980     (3,478,256)         421,608
AllianceBernstein U.S.
  Government/High
  Grade Securities
  Portfolio - Class B         84,566       (32,763)        51,803          5,625       87,113       (134,835)           9,706
AllianceBernstein U.S.
  Large Cap Blended
  Style Portfolio -
  Class B                      7,219       (26,618)       (19,399)        61,852            -         73,628          116,081
AllianceBernstein
  Utility Income
  Portfolio - Class A        948,769      (465,030)       483,739       (271,425)           -      7,768,789        7,981,103
AllianceBernstein Value
  Portfolio - Class B        939,035      (811,009)       128,026      2,358,209    1,319,559     (1,532,337)       2,273,457
AllianceBernstein
  Worldwide
  Privatization Portfolio
  - Class A                  161,757      (371,400)      (209,643)     1,579,397            -      3,786,943        5,156,697
Delaware VIP Balanced
  Series - Standard
  class                       19,100        (8,014)        11,086        (25,610)           -         32,174           17,650
Delaware VIP Capital
  Reserves Series -
  Standard class               7,176        (2,320)         4,856             15            -         (4,435)             436
Delaware VIP Cash
  Reserves Series -
  Standard class               6,378        (3,556)         2,822              -            -              -            2,822
Delaware VIP Growth
  Opportunities Series -
  Standard class                   -       (10,846)       (10,846)      (114,113)           -        174,444           49,485
Delaware VIP High
  Yield Series -
  Standard class              31,789        (4,624)        27,165         (3,838)           -        (13,096)          10,231
Delaware VIP Value
  Series - Standard
  class                       76,161       (40,790)        35,371         25,869            -        135,375          196,615
Dreyfus Stock Index
  Fund, Inc. - Initial
  shares                      85,921       (79,355)         6,566        (91,338)           -        179,490           94,718
Dreyfus VIF Small
  Company Stock
  Portfolio - Initial
  shares                           -       (19,128)       (19,128)       152,704       94,228       (236,773)          (8,969)
Fidelity VIP Asset
  Manager Portfolio -
  Initial Class              179,152       (65,846)       113,306       (165,180)       2,297         59,068            9,491
Fidelity VIP Contrafund
  Portfolio - Initial
  Class                       10,741       (37,436)       (26,695)        48,544          671        362,986          385,506
Fidelity VIP Growth
  Portfolio - Initial
  Class                       27,322       (50,770)       (23,448)      (638,077)           -        680,759           19,234
Fidelity VIP High
  Income Portfolio -
  Initial Class              126,696       (15,143)       111,553         60,416            -       (175,657)          (3,688)
Fidelity VIP Investment
  Grade Bond Portfolio
  - Initial Class            115,787       (31,668)        84,119        (36,816)      69,955        (98,798)          18,460
Fidelity VIP Money
  Market Portfolio -
  Initial Class               50,816       (26,267)        24,549              -            -              -           24,549
Fidelity VIP Overseas
  Portfolio - Initial
  Class                        1,824        (2,690)          (866)        (7,646)       1,428         25,926           18,842
Mercury Basic Value
  V.I. Fund - Class I             46       (81,098)       (81,052)       156,296       48,402       (219,024)         (95,378)
Mercury Core Bond V.I.
  Fund - Class I              16,066        (4,683)        11,383          6,447            -        (15,105)           2,725
Mercury Domestic
  Money Market V.I.
  Fund - Class I               9,500        (5,766)         3,734              -            -              -            3,734
Mercury Global
  Allocation V.I. Fund -
  Class I                      6,877       (15,546)        (8,669)        (7,278)           -        116,357          100,410
Mercury Global Growth
  V.I. Fund - Class I              -        (6,528)        (6,528)      (155,080)           -        197,724           36,116
Mercury High Current
  Income V.I. Fund -
  Class I                     48,609        (8,140)        40,469        (39,524)           -         (5,867)          (4,922)

                            See accompanying notes.

                                   VA I - 3

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS - CONTINUED
For the Period Ended September 30, 2005
(Unaudited)

                               A            B            A+B=C           D              E             F             C+D+E+F
                          ----------- -------------- ------------- -------------- ------------- -------------- -----------------
                                      Mortality and                                               Net Change
                                       expense risk                               Capital gain  in unrealized      Increase
                           Dividends       and            Net       Net realized  distributions  appreciation  (decrease) in net
                          from mutual administrative  investment   gain (loss) on  from mutual  (depreciation) assets resulting
Sub-accounts                 funds       charges     income (loss)  investments       funds     of investments  from operations
--------------------------------------------------------------------------------------------------------------------------------
Mercury International
  Value V.I. Fund -
  Class I                  $  6,023     $ (22,328)     $(16,305)     $  68,439       $     -       $128,265        $180,399
Mercury Large Cap Core
  V.I. Fund - Class I             -       (18,911)      (18,911)       (21,081)            -        213,222         173,230
Mercury Large Cap
  Growth V.I. Fund -
  Class I                         -        (9,190)       (9,190)        23,117             -         19,456          33,383
Mercury Utilities and
  Telecommunications
  V.I. Fund - Class I         7,347        (5,718)        1,629        (14,493)            -        116,525         103,661
Mercury Value
  Opportunities V.I.
  Fund - Class I                  -       (27,527)      (27,527)        61,345        52,090         56,650         142,558
UBS U.S. Allocation
  Portfolio                 282,606      (186,683)       95,923       (446,965)            -        808,128         457,086
UIF Core Plus Fixed
  Income Portfolio -
  Class I                     1,306          (206)        1,100             20           268           (494)            894
UIF Equity Growth
  Portfolio - Class I           161          (177)          (16)            25             -          2,019           2,028
UIF Technology Portfolio
  - Class I                       -           (68)          (68)          (175)            -            231             (12)
UIF Value Portfolio -
  Class I                         -             -             -            996             -         (1,018)            (22)
Van Eck Worldwide
  Emerging Markets Fund       4,447        (6,026)       (1,579)        72,549             -         46,493         117,463
Van Eck Worldwide Hard
  Assets Fund                 1,404        (4,968)       (3,564)        33,355             -        158,836         188,627
Vanguard 500 Index Fund         193           (52)          141             66             -            (85)            122
Vanguard Dividend
  Growth Fund                     -           (35)          (35)            10             -            723             698
Vanguard GNMA Fund            1,023          (114)          909            (54)            -           (425)            430
Vanguard Health Care
  Fund                           69          (249)         (180)           226           733          6,086           6,865
Vanguard Inflation-
  Protected Securities
  Fund                        4,306          (430)        3,876             98           318         (1,795)          2,497
Vanguard LifeStrategy
  Conservative Growth
  Fund                          587          (187)          400            224             -            108             732
Vanguard LifeStrategy
  Growth Fund                   965          (498)          467            869             -          4,870           6,206
Vanguard LifeStrategy
  Income Fund                 3,598          (638)        2,960            161             -           (534)          2,587
Vanguard LifeStrategy
  Moderate Growth Fund        7,276        (2,797)        4,479          1,862             -         28,196          34,537
Vanguard Prime Money
  Market Fund                   100           (28)           72              -             -              -              72
Vanguard PRIMECAP
  Fund                            -           (17)          (17)            42             -             72              97
Vanguard Small-Cap
  Growth Index Fund               -            (7)           (7)            (2)            -            (36)            (45)
Vanguard Small-Cap
  Value Index Fund                -            (7)           (7)            (3)            -            (91)           (101)
Vanguard Total Bond
  Market Index Fund             308           (52)          256            (10)            2           (136)            112
Vanguard Total
  International Stock
  Index Fund                      -        (1,029)       (1,029)         4,119             -         23,507          26,597
Vanguard U.S. Growth
  Fund                            -           (26)          (26)             9             -            219             202
Vanguard VIF Balanced
  Portfolio                  50,022        (8,297)       41,725          9,791        31,647         38,311         121,474
Vanguard VIF Capital
  Growth Portfolio              411          (255)          156            178           456          1,149           1,939
Vanguard VIF Diversified
  Value Portfolio             3,477          (997)        2,480          1,831             -         19,558          23,869
Vanguard VIF Equity
  Income Portfolio            4,985          (904)        4,081            358        11,425         (9,285)          6,579
Vanguard VIF Equity
  Index Portfolio             1,790          (405)        1,385            209         4,189         (3,261)          2,522
Vanguard VIF Growth
  Portfolio                      65           (66)           (1)            16             -          1,043           1,058
Vanguard VIF High Yield
  Bond Portfolio              1,226          (545)          681             46             -          2,473           3,200
Vanguard VIF
  International Portfolio     1,508          (940)          568          2,347             -         28,602          31,517
Vanguard VIF Mid-Cap
  Index Portfolio               603          (393)          210            884             -         12,493          13,587
Vanguard VIF Money
  Market Portfolio            3,618          (616)        3,002              -             -              -           3,002
Vanguard VIF REIT Index
  Portfolio                   2,341          (506)        1,835          3,976         5,167          5,206          16,184
Vanguard VIF Short-Term
  Investment-Grade
  Portfolio                   1,540          (233)        1,307            (14)            -           (585)            708
Vanguard VIF Small
  Company Growth
  Portfolio                       -          (221)         (221)           407         2,319          1,323           3,828
Vanguard VIF Total Bond
  Market Index Portfolio     11,286        (1,163)       10,123         (1,019)        2,006         (7,202)          3,908
Vanguard VIF Total Stock
  Market Index Portfolio      8,260        (3,305)        4,955          9,543        12,524         11,894          38,916
Vanguard Wellington
  Fund                        1,713          (476)        1,237            344             -          6,450           8,031
Vanguard Windsor Fund            21           (17)            4             31             -              -              35

                            See accompanying notes.

                                   VA I - 4

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                                Sub-accounts
                                                  ------------------------------------------------------------------------
                                                                                    AllianceBernstein
                                                                        AIM V.I.         Americas
                                                   AIM V.I. Capital   International     Government      AllianceBernstein
                                                  Appreciation Fund - Growth Fund - Income Portfolio -     Global Bond
                                                       Series I         Series I         Class A       Portfolio - Class A
                                                  ------------------- ------------- ------------------ -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $  (12,343)      $  (14,151)     $  2,400,241        $ 1,374,908
   Net realized gain (loss) on investments              (111,558)          83,838           440,990            109,236
   Capital gain distributions from mutual funds                -                -                 -            198,928
   Net change in unrealized appreciation
     (depreciation) of investments                       165,083           57,236          (659,032)        (2,917,437)
                                                      ----------       ----------      ------------        -----------
Increase (decrease) in net assets resulting from
  operations                                              41,182          126,923         2,182,199         (1,234,365)
                                                      ----------       ----------      ------------        -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              5,754            3,575           260,473             26,021
   Administrative charges                                   (947)            (882)          (61,549)           (23,161)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   (67,108)          75,584           (67,070)         2,476,113
   Contract withdrawals                                 (183,801)        (272,714)       (3,342,121)        (1,599,023)
   Surrender charges                                      (1,844)          (3,593)          (51,769)           (20,835)
   Death benefits                                              -                -          (685,036)          (265,071)
   Annuity payments                                         (841)               -            (9,375)            (4,549)
                                                      ----------       ----------      ------------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (248,787)        (198,030)       (3,956,447)           589,495
                                                      ----------       ----------      ------------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (207,605)         (71,107)       (1,774,248)          (644,870)

NET ASSETS:
   Beginning of year                                   1,330,042        1,382,783        42,650,770         17,405,747
                                                      ----------       ----------      ------------        -----------
   End of period                                      $1,122,437       $1,311,676      $ 40,876,522        $16,760,877
                                                      ==========       ==========      ============        ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  (20,015)      $   (7,251)     $  1,793,092        $   743,923
   Net realized gain (loss) on investments              (201,761)          28,054           569,172            700,509
   Capital gain distributions from mutual funds                -                -                 -            344,517
   Net change in unrealized appreciation
     (depreciation) of investments                       275,765          211,872          (971,095)          (442,150)
                                                      ----------       ----------      ------------        -----------
Increase (decrease) in net assets resulting from
  operations                                              53,989          232,675         1,391,169          1,346,799
                                                      ----------       ----------      ------------        -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              6,440            2,920           272,181             75,392
   Administrative charges                                 (1,272)            (679)          (94,478)           (30,978)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  (136,695)         313,791        (7,046,004)           544,671
   Contract withdrawals                                 (200,747)        (207,842)       (5,151,898)        (2,698,015)
   Surrender charges                                      (4,019)          (2,453)          (84,268)           (41,420)
   Death benefits                                         (6,624)         (19,982)         (698,437)          (300,969)
   Annuity payments                                       (1,120)               -           (14,360)            (6,134)
                                                      ----------       ----------      ------------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (344,037)          85,755       (12,817,264)        (2,457,453)
                                                      ----------       ----------      ------------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (290,048)         318,430       (11,426,095)        (1,110,654)

NET ASSETS:
   Beginning of year                                   1,620,090        1,064,353        54,076,865         18,516,401
                                                      ----------       ----------      ------------        -----------
   End of year                                        $1,330,042       $1,382,783      $ 42,650,770        $17,405,747
                                                      ==========       ==========      ============        ===========

                            See accompanying notes.

                                   VA I - 5

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                   Sub-accounts
                                                  -----------------------------------------------------------------------------
                                                   AllianceBernstein                                          AllianceBernstein
                                                     Global Dollar     AllianceBernstein   AllianceBernstein      Growth and
                                                      Government       Global Technology   Global Technology  Income Portfolio -
                                                  Portfolio - Class A Portfolio - Class A Portfolio - Class B      Class A
                                                  ------------------- ------------------- ------------------- ------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $   988,525        $   (648,589)        $  (255,711)       $    976,928
   Net realized gain (loss) on investments              1,356,523         (17,209,469)         (3,622,127)          4,068,372
   Capital gain distributions from mutual funds           904,184                   -                   -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                     (1,974,546)         16,024,172           3,176,281          (3,214,203)
                                                      -----------        ------------         -----------        ------------
Increase (decrease) in net assets resulting from
  operations                                            1,274,686          (1,833,886)           (701,557)          1,831,097
                                                      -----------        ------------         -----------        ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              97,221              97,994              36,773             279,882
   Administrative charges                                 (24,769)            (70,852)            (54,318)           (219,025)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  1,197,451          (6,036,535)         (1,572,671)         (6,000,108)
   Contract withdrawals                                (1,811,965)         (5,993,402)         (1,777,681)        (25,814,180)
   Surrender charges                                      (29,296)            (77,030)            (45,718)           (221,057)
   Death benefits                                        (287,418)           (734,944)           (764,652)         (4,421,161)
   Annuity payments                                        (1,862)            (28,172)                  -             (88,519)
                                                      -----------        ------------         -----------        ------------
Increase (decrease) in net assets resulting from
  principal transactions                                 (860,638)        (12,842,941)         (4,178,267)        (36,484,168)
                                                      -----------        ------------         -----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   414,048         (14,676,827)         (4,879,824)        (34,653,071)

NET ASSETS:
   Beginning of year                                   20,036,569          73,180,107          28,213,958         259,529,986
                                                      -----------        ------------         -----------        ------------
   End of period                                      $20,450,617        $ 58,503,280         $23,334,134        $224,876,915
                                                      ===========        ============         ===========        ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $ 1,102,411        $ (1,068,381)        $  (418,334)       $ (1,323,425)
   Net realized gain (loss) on investments              2,188,407         (22,276,039)         (5,133,234)          1,069,387
   Capital gain distributions from mutual funds                 -                   -                   -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                     (1,779,552)         25,558,161           6,404,119          24,660,881
                                                      -----------        ------------         -----------        ------------
Increase (decrease) in net assets resulting from
  operations                                            1,511,266           2,213,741             852,551          24,406,843
                                                      -----------        ------------         -----------        ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              72,626             189,865             143,993             452,774
   Administrative charges                                 (33,072)           (114,756)            (87,774)           (318,428)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    (30,330)         (5,465,494)         (2,932,031)          1,319,344
   Contract withdrawals                                (3,562,351)         (8,875,340)         (2,639,093)        (44,188,513)
   Surrender charges                                      (67,828)           (109,054)           (111,586)           (435,588)
   Death benefits                                        (485,680)           (871,382)           (624,238)         (6,224,582)
   Annuity payments                                        (2,168)           (136,203)                  -            (241,888)
                                                      -----------        ------------         -----------        ------------
Increase (decrease) in net assets resulting from
  principal transactions                               (4,108,803)        (15,382,364)         (6,250,729)        (49,636,881)
                                                      -----------        ------------         -----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (2,597,537)        (13,168,623)         (5,398,178)        (25,230,038)

NET ASSETS:
   Beginning of year                                   22,634,106          86,348,730          33,612,136         284,760,024
                                                      -----------        ------------         -----------        ------------
   End of year                                        $20,036,569        $ 73,180,107         $28,213,958        $259,529,986
                                                      ===========        ============         ===========        ============

                            See accompanying notes.

                                   VA I - 6

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                  Sub-accounts
                                                  ----------------------------------------------------------------------------
                                                  AllianceBernstein
                                                      Growth and     AllianceBernstein  AllianceBernstein   AllianceBernstein
                                                  Income Portfolio - Growth Portfolio - Growth Portfolio - High Yield Portfolio
                                                       Class B            Class A            Class B            - Class A
                                                  ------------------ ------------------ ------------------ --------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $    405,169       $   (960,891)      $  (550,155)        $ 2,541,150
   Net realized gain (loss) on investments              1,431,843         (8,035,535)       (1,303,170)             17,770
   Capital gain distributions from mutual funds                 -                  -                 -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                       (694,806)        13,110,664         4,270,133          (2,540,026)
                                                     ------------       ------------       -----------         -----------
Increase (decrease) in net assets resulting from
  operations                                            1,142,206          4,114,238         2,416,808              18,894
                                                     ------------       ------------       -----------         -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             769,895            154,546           246,180              60,955
   Administrative charges                                (379,935)           (87,142)         (107,452)            (52,076)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                 (5,550,166)        (4,673,131)         (333,486)         (2,070,871)
   Contract withdrawals                               (12,618,945)       (11,624,582)       (2,912,579)         (3,024,751)
   Surrender charges                                     (369,678)           (87,351)          (86,230)            (56,224)
   Death benefits                                      (4,437,519)        (1,968,055)       (1,183,096)           (872,934)
   Annuity payments                                        (3,995)           (38,171)             (128)             (2,691)
                                                     ------------       ------------       -----------         -----------
Increase (decrease) in net assets resulting from
  principal transactions                              (22,590,343)       (18,323,886)       (4,376,791)         (6,018,592)
                                                     ------------       ------------       -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (21,448,137)       (14,209,648)       (1,959,983)         (5,999,698)

NET ASSETS:
   Beginning of year                                  206,838,617        102,993,524        56,401,003          38,999,753
                                                     ------------       ------------       -----------         -----------
   End of period                                     $185,390,480       $ 88,783,876       $54,441,020         $33,000,055
                                                     ============       ============       ===========         ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $ (1,340,049)      $ (1,459,491)      $  (773,690)        $ 2,014,829
   Net realized gain (loss) on investments               (435,072)       (12,686,458)       (2,230,910)           (739,070)
   Capital gain distributions from mutual funds                 -                  -                 -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                     20,221,933         26,687,883         9,610,052           1,129,560
                                                     ------------       ------------       -----------         -----------
Increase (decrease) in net assets resulting from
  operations                                           18,446,812         12,541,934         6,605,452           2,405,319
                                                     ------------       ------------       -----------         -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           1,585,139            219,907           284,756             112,582
   Administrative charges                                (532,663)          (127,502)         (151,823)            (76,638)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  5,229,828            502,183           197,937          (1,815,964)
   Contract withdrawals                               (14,436,962)       (16,856,708)       (4,225,008)         (4,292,231)
   Surrender charges                                     (323,344)          (148,896)         (125,696)            (68,756)
   Death benefits                                      (3,343,908)        (2,035,448)       (1,087,147)           (671,426)
   Annuity payments                                        (4,670)          (157,736)                -              (2,722)
                                                     ------------       ------------       -----------         -----------
Increase (decrease) in net assets resulting from
  principal transactions                              (11,826,580)       (18,604,200)       (5,106,981)         (6,815,155)
                                                     ------------       ------------       -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 6,620,232         (6,062,266)        1,498,471          (4,409,836)

NET ASSETS:
   Beginning of year                                  200,218,385        109,055,790        54,902,532          43,409,589
                                                     ------------       ------------       -----------         -----------
   End of year                                       $206,838,617       $102,993,524       $56,401,003         $38,999,753
                                                     ============       ============       ===========         ===========

                            See accompanying notes.

                                   VA I - 7

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                   Sub-accounts
                                                  ------------------------------------------------------------------------------
                                                   AllianceBernstein   AllianceBernstein   AllianceBernstein   AllianceBernstein
                                                     International    International Value  Large Cap Growth    Large Cap Growth
                                                  Portfolio - Class A Portfolio - Class A Portfolio - Class A Portfolio - Class B
                                                  ------------------- ------------------- ------------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $  (254,285)        $  (162,176)       $ (1,541,311)       $   (745,276)
   Net realized gain (loss) on investments              1,527,551           2,119,639         (13,573,790)         (3,243,276)
   Capital gain distributions from mutual funds                 -             613,180                   -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                      4,247,467           1,281,128          23,575,057           8,122,964
                                                      -----------         -----------        ------------        ------------
Increase (decrease) in net assets resulting from
  operations                                            5,520,733           3,851,771           8,459,956           4,134,412
                                                      -----------         -----------        ------------        ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             147,344             199,459             367,189             384,047
   Administrative charges                                 (65,471)            (61,842)           (158,352)           (154,542)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  3,279,390           5,383,099          (9,583,192)         (3,367,269)
   Contract withdrawals                                (3,140,080)         (2,859,974)        (14,259,605)         (4,653,421)
   Surrender charges                                      (36,548)            (50,113)           (160,455)           (121,882)
   Death benefits                                        (934,647)           (456,490)         (2,843,736)         (1,361,312)
   Annuity payments                                       (13,530)                  -             (76,309)               (628)
                                                      -----------         -----------        ------------        ------------
Increase (decrease) in net assets resulting from
  principal transactions                                 (763,542)          2,154,139         (26,714,460)         (9,275,007)
                                                      -----------         -----------        ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 4,757,191           6,005,910         (18,254,504)         (5,140,595)

NET ASSETS:
   Beginning of year                                   46,553,633          34,677,660         163,822,023          77,467,555
                                                      -----------         -----------        ------------        ------------
   End of period                                      $51,310,824         $40,683,570        $145,567,519        $ 72,326,960
                                                      ===========         ===========        ============        ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  (482,891)        $  (239,426)       $ (2,417,334)       $ (1,108,814)
   Net realized gain (loss) on investments              1,799,349           1,078,738         (24,050,471)         (5,500,776)
   Capital gain distributions from mutual funds                 -              57,253                   -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                      5,127,390           5,327,513          37,215,176          11,503,420
                                                      -----------         -----------        ------------        ------------
Increase (decrease) in net assets resulting from
  operations                                            6,443,848           6,224,078          10,747,371           4,893,830
                                                      -----------         -----------        ------------        ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             260,091             198,053             366,739             723,610
   Administrative charges                                 (78,060)            (63,460)           (243,296)           (232,056)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  3,272,101           8,983,027         (16,086,925)         (6,356,405)
   Contract withdrawals                                (4,955,551)         (2,157,876)        (20,853,292)         (5,337,018)
   Surrender charges                                      (56,228)            (42,867)           (273,056)           (144,879)
   Death benefits                                        (801,794)           (587,909)         (3,238,124)         (1,116,971)
   Annuity payments                                        (4,960)                  -            (231,118)               (407)
                                                      -----------         -----------        ------------        ------------
Increase (decrease) in net assets resulting from
  principal transactions                               (2,364,401)          6,328,968         (40,559,072)        (12,464,126)
                                                      -----------         -----------        ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 4,079,447          12,553,046         (29,811,701)         (7,570,296)

NET ASSETS:
   Beginning of year                                   42,474,186          22,124,614         193,633,724          85,037,851
                                                      -----------         -----------        ------------        ------------
   End of year                                        $46,553,633         $34,677,660        $163,822,023        $ 77,467,555
                                                      ===========         ===========        ============        ============

                            See accompanying notes.

                                   VA I - 8

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                   Sub-accounts
                                                  ------------------------------------------------------------------------------
                                                                                           AllianceBernstein
                                                   AllianceBernstein   AllianceBernstein      Real Estate      AllianceBernstein
                                                     Money Market        Money Market         Investment       Small Cap Growth
                                                  Portfolio - Class A Portfolio - Class B Portfolio - Class A Portfolio - Class A
                                                  ------------------- ------------------- ------------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $     75,730        $     18,367         $ 1,038,292         $  (454,540)
   Net realized gain (loss) on investments                      -                   -           4,769,571             326,169
   Capital gain distributions from mutual funds                 -                   -           4,877,889                   -
   Net change in unrealized appreciation
     (depreciation) of investments                              -                   -          (7,714,724)             61,054
                                                     ------------        ------------         -----------         -----------
Increase (decrease) in net assets resulting from
  operations                                               75,730              18,367           2,971,028             (67,317)
                                                     ------------        ------------         -----------         -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             228,170             173,269              64,753             126,443
   Administrative charges                                 (21,202)            (25,676)            (71,067)            (63,589)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  8,470,031           4,167,550          (3,070,983)         (1,858,377)
   Contract withdrawals                                (7,905,562)         (3,043,533)         (3,910,307)         (4,139,602)
   Surrender charges                                      (63,775)            (61,898)            (54,778)            (48,552)
   Death benefits                                      (1,444,676)           (792,121)           (534,643)           (802,334)
   Annuity payments                                        (6,005)                  -             (11,192)            (12,955)
                                                     ------------        ------------         -----------         -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (743,019)            417,591          (7,588,217)         (6,798,966)
                                                     ------------        ------------         -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (667,289)            435,958          (4,617,189)         (6,866,283)

NET ASSETS:
   Beginning of year                                   23,909,623          15,804,282          51,707,017          49,161,600
                                                     ------------        ------------         -----------         -----------
   End of period                                     $ 23,242,334        $ 16,240,240         $47,089,828         $42,295,317
                                                     ============        ============         ===========         ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   (236,787)       $   (270,483)        $   357,225         $  (677,608)
   Net realized gain (loss) on investments                      -                   -           3,532,343            (499,251)
   Capital gain distributions from mutual funds                 -                   -                   -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                              -                   -           8,955,529           6,812,961
                                                     ------------        ------------         -----------         -----------
Increase (decrease) in net assets resulting from
  operations                                             (236,787)           (270,483)         12,845,097           5,636,102
                                                     ------------        ------------         -----------         -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             117,249             492,532             324,821             199,860
   Administrative charges                                 (36,661)            (58,684)            (86,725)            (94,295)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   (351,222)         (3,525,241)          4,989,203             455,907
   Contract withdrawals                               (10,310,503)        (13,005,447)         (5,368,888)         (6,444,192)
   Surrender charges                                     (112,194)           (382,278)            (85,477)            (72,347)
   Death benefits                                      (1,595,261)         (1,480,091)           (882,449)           (589,313)
   Annuity payments                                       359,972                   -             (13,676)            (19,231)
                                                     ------------        ------------         -----------         -----------
Increase (decrease) in net assets resulting from
  principal transactions                              (11,928,620)        (17,959,209)         (1,123,191)         (6,563,611)
                                                     ------------        ------------         -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (12,165,407)        (18,229,692)         11,721,906            (927,509)

NET ASSETS:
   Beginning of year                                   36,075,030          34,033,974          39,985,111          50,089,109
                                                     ------------        ------------         -----------         -----------
   End of year                                       $ 23,909,623        $ 15,804,282         $51,707,017         $49,161,600
                                                     ============        ============         ===========         ===========

                            See accompanying notes.

                                   VA I - 9

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS--CONTINUED
(Unaudited)

                                                                                  Sub-accounts
                                                  ----------------------------------------------------------------------------
                                                                                         AllianceBernstein   AllianceBernstein
                                                  AllianceBernstein                            U.S.                U.S.
                                                    Small/Mid Cap    AllianceBernstein    Government/High     Government/High
                                                  Value Portfolio -    Total Return      Grade Securities    Grade Securities
                                                       Class A      Portfolio - Class A Portfolio - Class A Portfolio - Class B
                                                  ----------------- ------------------- ------------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $  (188,700)      $  2,504,259        $  1,520,246         $   51,803
   Net realized gain (loss) on investments             2,167,629          1,201,745             108,638              5,625
   Capital gain distributions from mutual funds        2,656,192                  -           2,270,980             87,113
   Net change in unrealized appreciation
     (depreciation) of investments                    (2,550,505)        (1,646,351)         (3,478,256)          (134,835)
                                                     -----------       ------------        ------------         ----------
Increase (decrease) in net assets resulting from
  operations                                           2,084,616          2,059,653             421,608              9,706
                                                     -----------       ------------        ------------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                            219,812            617,746             116,337                  -
   Administrative charges                               (107,518)          (242,614)           (118,722)            (3,380)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   179,928          1,407,492          (1,948,253)            42,771
   Contract withdrawals                               (4,073,745)       (13,242,204)         (9,326,093)          (118,346)
   Surrender charges                                     (91,218)          (205,332)           (162,204)            (3,156)
   Death benefits                                       (780,499)        (2,721,710)         (1,880,843)           (58,895)
   Annuity payments                                            -            (27,957)            (18,744)                 -
                                                     -----------       ------------        ------------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                              (4,653,240)       (14,414,579)        (13,338,522)          (141,006)
                                                     -----------       ------------        ------------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (2,568,624)       (12,354,926)        (12,916,914)          (131,300)

NET ASSETS:
   Beginning of year                                  62,032,327        175,304,940          89,616,817          3,199,883
                                                     -----------       ------------        ------------         ----------
   End of period                                     $59,463,703       $162,950,014        $ 76,699,903         $3,068,583
                                                     ===========       ============        ============         ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $  (686,555)      $  1,367,065        $  1,368,904         $   41,711
   Net realized gain (loss) on investments             2,414,764            401,487           1,292,229             38,993
   Capital gain distributions from mutual funds        1,324,596                  -           2,765,192             95,996
   Net change in unrealized appreciation
     (depreciation) of investments                     6,318,898         10,788,956          (3,225,980)          (109,505)
                                                     -----------       ------------        ------------         ----------
Increase (decrease) in net assets resulting from
  operations                                           9,371,703         12,557,508           2,200,345             67,195
                                                     -----------       ------------        ------------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                            316,029          1,683,856             484,023                  -
   Administrative charges                               (135,626)          (327,005)           (184,245)            (4,705)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                 2,200,163          6,554,227         (10,998,619)          (474,083)
   Contract withdrawals                               (3,882,536)       (17,387,083)        (12,580,913)          (167,293)
   Surrender charges                                     (86,512)          (229,925)           (198,096)            (4,581)
   Death benefits                                     (1,040,358)        (4,274,974)         (2,948,611)           (24,113)
   Annuity payments                                            -            (31,006)            (39,770)                 -
                                                     -----------       ------------        ------------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                              (2,628,840)       (14,011,910)        (26,466,231)          (674,775)
                                                     -----------       ------------        ------------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                6,742,863         (1,454,402)        (24,265,886)          (607,580)

NET ASSETS:
   Beginning of year                                  55,289,464        176,759,342         113,882,703          3,807,463
                                                     -----------       ------------        ------------         ----------
   End of year                                       $62,032,327       $175,304,940        $ 89,616,817         $3,199,883
                                                     ===========       ============        ============         ==========

                            See accompanying notes.

                                   VA I - 10

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                  Sub-accounts
                                                  ----------------------------------------------------------------------------
                                                   AllianceBernstein                                         AllianceBernstein
                                                    U.S. Large Cap     AllianceBernstein  AllianceBernstein      Worldwide
                                                     Blended Style      Utility Income    Value Portfolio -    Privatization
                                                  Portfolio - Class B Portfolio - Class A      Class B      Portfolio - Class A
                                                  ------------------- ------------------- ----------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $  (19,399)         $   483,739        $   128,026        $  (209,643)
   Net realized gain (loss) on investments                61,852             (271,425)         2,358,209          1,579,397
   Capital gain distributions from mutual funds                -                    -          1,319,559                  -
   Net change in unrealized appreciation
     (depreciation) of investments                        73,628            7,768,789         (1,532,337)         3,786,943
                                                      ----------          -----------        -----------        -----------
Increase (decrease) in net assets resulting from
  operations                                             116,081            7,981,103          2,273,457          5,156,697
                                                      ----------          -----------        -----------        -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                  -               81,976            349,958             64,694
   Administrative charges                                 (2,078)             (68,803)          (146,852)           (49,984)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   396,598            3,290,793            295,582            348,907
   Contract withdrawals                                 (182,360)          (3,860,567)        (5,375,518)        (3,015,397)
   Surrender charges                                      (1,728)             (65,961)          (101,083)           (32,262)
   Death benefits                                        (17,404)            (693,648)        (1,372,968)          (592,796)
   Annuity payments                                       (1,980)              (2,197)                 -            (30,667)
                                                      ----------          -----------        -----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 191,048           (1,318,407)        (6,350,881)        (3,307,505)
                                                      ----------          -----------        -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  307,129            6,662,696         (4,077,424)         1,849,192

NET ASSETS:
   Beginning of year                                   2,414,174           42,375,534         79,244,075         35,891,399
                                                      ----------          -----------        -----------        -----------
   End of period                                      $2,721,303          $49,038,230        $75,166,651        $37,740,591
                                                      ==========          ===========        ===========        ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  (25,403)         $   282,473        $  (380,451)       $  (347,860)
   Net realized gain (loss) on investments                84,643           (2,037,418)         1,121,672            313,693
   Capital gain distributions from mutual funds                -                    -                  -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                       134,137            9,713,629          7,492,132          6,455,393
                                                      ----------          -----------        -----------        -----------
Increase (decrease) in net assets resulting from
  operations                                             193,377            7,958,684          8,233,353          6,421,226
                                                      ----------          -----------        -----------        -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                240              258,358            462,256             67,830
   Administrative charges                                 (3,043)             (79,228)          (180,697)           (52,365)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                 1,246,522            1,416,678          7,809,288          3,840,810
   Contract withdrawals                                 (199,530)          (3,964,991)        (4,479,183)        (3,700,800)
   Surrender charges                                      (1,898)             (60,854)           (98,472)           (37,768)
   Death benefits                                        (14,849)          (1,086,198)        (1,262,041)          (421,358)
   Annuity payments                                            -               (1,015)                 -            (38,439)
                                                      ----------          -----------        -----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                               1,027,442           (3,517,250)         2,251,151           (342,090)
                                                      ----------          -----------        -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                1,220,819            4,441,434         10,484,504          6,079,136

NET ASSETS:
   Beginning of year                                   1,193,355           37,934,100         68,759,571         29,812,263
                                                      ----------          -----------        -----------        -----------
   End of year                                        $2,414,174          $42,375,534        $79,244,075        $35,891,399
                                                      ==========          ===========        ===========        ===========

                            See accompanying notes.

                                   VA I - 11

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                               Sub-accounts
                                                  ----------------------------------------------------------------------
                                                                                                          Delaware VIP
                                                                      Delaware VIP      Delaware VIP         Growth
                                                    Delaware VIP    Capital Reserves    Cash Reserves     Opportunities
                                                  Balanced Series - Series - Standard Series - Standard Series - Standard
                                                   Standard class         class             class             class
                                                  ----------------- ----------------- ----------------- -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $   11,086         $  4,856          $   2,822        $  (10,846)
   Net realized gain (loss) on investments              (25,610)              15                  -          (114,113)
   Capital gain distributions from mutual funds               -                -                  -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                       32,174           (4,435)                 -           174,444
                                                     ----------         --------          ---------        ----------
Increase (decrease) in net assets resulting from
  operations                                             17,650              436              2,822            49,485
                                                     ----------         --------          ---------        ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                 -                -                  -                 -
   Administrative charges                                  (472)             (88)              (201)             (264)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                       (4)             266             42,308           (41,858)
   Contract withdrawals                                (109,170)               -            (87,639)          (97,188)
   Surrender charges                                          -                -                  -                 -
   Death benefits                                             -                -            (91,689)                -
   Annuity payments                                           -                -                  -                 -
                                                     ----------         --------          ---------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (109,646)             178           (137,221)         (139,310)
                                                     ----------         --------          ---------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (91,996)             614           (134,399)          (89,825)

NET ASSETS:
   Beginning of year                                    941,999          242,158            470,237         1,255,075
                                                     ----------         --------          ---------        ----------
   End of period                                     $  850,003         $242,772          $ 335,838        $1,165,250
                                                     ==========         ========          =========        ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   10,766         $  7,823          $  (1,883)       $  (14,127)
   Net realized gain (loss) on investments              (63,701)             383                  -           (32,346)
   Capital gain distributions from mutual funds               -                -                  -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                       92,818           (2,233)                 -           170,358
                                                     ----------         --------          ---------        ----------
Increase (decrease) in net assets resulting from
  operations                                             39,883            5,973             (1,883)          123,885
                                                     ----------         --------          ---------        ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                 -                -                  -                 -
   Administrative charges                                  (657)            (131)              (243)             (305)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                 (153,449)            (262)           131,030            40,521
   Contract withdrawals                                (131,371)          (9,833)          (149,695)          (34,731)
   Surrender charges                                          -                -                  -                 -
   Death benefits                                             -                -                  -                 -
   Annuity payments                                           -                -                  -                 -
                                                     ----------         --------          ---------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (285,477)         (10,226)           (18,908)            5,485
                                                     ----------         --------          ---------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (245,594)          (4,253)           (20,791)          129,370

NET ASSETS:
   Beginning of year                                  1,187,593          246,411            491,028         1,125,705
                                                     ----------         --------          ---------        ----------
   End of year                                       $  941,999         $242,158          $ 470,237        $1,255,075
                                                     ==========         ========          =========        ==========

                            See accompanying notes.

                                   VA I - 12

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                               Sub-accounts
                                                  ----------------------------------------------------------------------
                                                                                                       Dreyfus VIF Small
                                                  Delaware VIP High  Delaware VIP    Dreyfus Stock       Company Stock
                                                   Yield Series -   Value Series - Index Fund, Inc. - Portfolio - Initial
                                                   Standard class   Standard class   Initial shares         shares
                                                  ----------------- -------------- ------------------ -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $  27,165       $   35,371      $     6,566         $  (19,128)
   Net realized gain (loss) on investments               (3,838)          25,869          (91,338)           152,704
   Capital gain distributions from mutual funds               -                -                -             94,228
   Net change in unrealized appreciation
     (depreciation) of investments                      (13,096)         135,375          179,490           (236,773)
                                                      ---------       ----------      -----------         ----------
Increase (decrease) in net assets resulting from
  operations                                             10,231          196,615           94,718             (8,969)
                                                      ---------       ----------      -----------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                 -                -           19,389                360
   Administrative charges                                  (291)          (1,741)          (5,408)            (1,017)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     (176)             261          (47,190)           (36,131)
   Contract withdrawals                                 (11,477)        (208,210)      (1,226,081)          (429,160)
   Surrender charges                                          -                -          (15,223)            (8,558)
   Death benefits                                             -          (72,806)         (55,142)                 -
   Annuity payments                                           -           (5,027)          (3,984)                 -
                                                      ---------       ----------      -----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                (11,944)        (287,523)      (1,333,639)          (474,506)
                                                      ---------       ----------      -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,713)         (90,908)      (1,238,921)          (483,475)

NET ASSETS:
   Beginning of year                                    484,932        4,474,101        8,338,752          2,053,325
                                                      ---------       ----------      -----------         ----------
   End of period                                      $ 483,219       $4,383,193      $ 7,099,831         $1,569,850
                                                      =========       ==========      ===========         ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  32,762       $   19,862      $    29,149         $  (25,417)
   Net realized gain (loss) on investments              (84,176)          (2,528)        (327,465)           111,018
   Capital gain distributions from mutual funds               -                -                -            122,358
   Net change in unrealized appreciation
     (depreciation) of investments                      108,568          547,156        1,010,749             83,295
                                                      ---------       ----------      -----------         ----------
Increase (decrease) in net assets resulting from
  operations                                             57,154          564,490          712,433            291,254
                                                      ---------       ----------      -----------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                 -                -           39,388              3,180
   Administrative charges                                  (420)          (2,382)          (7,964)              (902)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  (35,022)          (5,815)        (148,715)           127,036
   Contract withdrawals                                (200,234)        (844,410)      (1,872,168)          (208,122)
   Surrender charges                                          -                -          (28,544)            (4,386)
   Death benefits                                             -                -         (140,140)           (93,349)
   Annuity payments                                           -           (5,527)          (5,006)                 -
                                                      ---------       ----------      -----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (235,676)        (858,134)      (2,163,149)          (176,543)
                                                      ---------       ----------      -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (178,522)        (293,644)      (1,450,716)           114,711

NET ASSETS:
   Beginning of year                                    663,454        4,767,745        9,789,468          1,938,614
                                                      ---------       ----------      -----------         ----------
   End of year                                        $ 484,932       $4,474,101      $ 8,338,752         $2,053,325
                                                      =========       ==========      ===========         ==========

                            See accompanying notes.

                                   VA I - 13

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                  Sub-accounts
                                                  ----------------------------------------------------------------------------
                                                                         Fidelity VIP
                                                  Fidelity VIP Asset      Contrafund         Fidelity VIP    Fidelity VIP High
                                                  Manager Portfolio - Portfolio - Initial Growth Portfolio - Income Portfolio -
                                                     Initial Class           Class          Initial Class      Initial Class
                                                  ------------------- ------------------- ------------------ ------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $   113,306         $  (26,695)        $   (23,448)        $  111,553
   Net realized gain (loss) on investments               (165,180)            48,544            (638,077)            60,416
   Capital gain distributions from mutual funds             2,297                671                   -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                         59,068            362,986             680,759           (175,657)
                                                      -----------         ----------         -----------         ----------
Increase (decrease) in net assets resulting from
  operations                                                9,491            385,506              19,234             (3,688)
                                                      -----------         ----------         -----------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               8,216              6,983              10,360              2,180
   Administrative charges                                  (2,551)            (2,341)             (4,070)              (756)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   (151,126)           126,890            (292,983)          (117,123)
   Contract withdrawals                                  (937,382)          (432,483)         (1,281,732)          (317,715)
   Surrender charges                                      (15,387)            (4,858)             (6,032)            (2,757)
   Death benefits                                         (42,713)            (5,905)            (26,371)            (2,216)
   Annuity payments                                        (1,822)            (1,269)             (2,283)                 -
                                                      -----------         ----------         -----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,142,765)          (312,983)         (1,603,111)          (438,387)
                                                      -----------         ----------         -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,133,274)            72,523          (1,583,877)          (442,075)

NET ASSETS:
   Beginning of year                                    6,974,219          3,658,656           6,003,964          1,667,011
                                                      -----------         ----------         -----------         ----------
   End of period                                      $ 5,840,945         $3,731,179         $ 4,420,087         $1,224,936
                                                      ===========         ==========         ===========         ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $   116,528         $  (36,754)        $   (74,404)        $  126,478
   Net realized gain (loss) on investments               (302,060)           (19,477)           (742,349)            56,683
   Capital gain distributions from mutual funds                 -                  -                   -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                        460,927            510,536             907,272            (63,178)
                                                      -----------         ----------         -----------         ----------
Increase (decrease) in net assets resulting from
  operations                                              275,395            454,305              90,519            119,983
                                                      -----------         ----------         -----------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              17,723             11,122              20,098              1,350
   Administrative charges                                  (4,331)            (2,955)             (6,709)            (1,083)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   (193,104)           200,815            (258,607)            92,016
   Contract withdrawals                                (1,536,689)          (472,499)         (1,409,931)          (395,887)
   Surrender charges                                      (36,015)            (8,057)            (19,457)            (3,350)
   Death benefits                                        (156,633)           (38,448)                194                112
   Annuity payments                                        (2,472)            (1,569)             (2,960)                 -
                                                      -----------         ----------         -----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,911,521)          (311,591)         (1,677,372)          (306,842)
                                                      -----------         ----------         -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,636,126)           142,714          (1,586,853)          (186,859)

NET ASSETS:
   Beginning of year                                    8,610,345          3,515,942           7,590,817          1,853,870
                                                      -----------         ----------         -----------         ----------
   End of year                                        $ 6,974,219         $3,658,656         $ 6,003,964         $1,667,011
                                                      ===========         ==========         ===========         ==========

                            See accompanying notes.

                                   VA I - 14

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                      Sub-accounts
                                                        -----------------------------------------------------------------------
                                                          Fidelity VIP
                                                        Investment Grade Fidelity VIP Money    Fidelity VIP      Mercury Basic
                                                        Bond Portfolio - Market Portfolio - Overseas Portfolio Value V.I. Fund -
                                                         Initial Class     Initial Class     - Initial Class        Class I
                                                        ---------------- ------------------ ------------------ -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                            $   84,119       $    24,549         $    (866)        $   (81,052)
   Net realized gain (loss) on investments                    (36,816)                -            (7,646)            156,296
   Capital gain distributions from mutual funds                69,955                 -             1,428              48,402
   Net change in unrealized appreciation
     (depreciation) of investments                            (98,798)                -            25,926            (219,024)
                                                           ----------       -----------         ---------         -----------
Increase (decrease) in net assets resulting from
  operations                                                   18,460            24,549            18,842             (95,378)
                                                           ----------       -----------         ---------         -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                   3,886            16,250             1,755                 460
   Administrative charges                                      (1,460)           (1,733)             (179)            (11,397)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                               75,335            32,500            (1,013)           (151,199)
   Contract withdrawals                                      (691,043)         (879,950)          (61,543)           (892,334)
   Surrender charges                                           (8,473)           (4,177)              (37)             (4,870)
   Death benefits                                                   -                 -                 -            (158,197)
   Annuity payments                                            (4,277)                -                 -                (548)
                                                           ----------       -----------         ---------         -----------
Increase (decrease) in net assets resulting from
  principal transactions                                     (626,032)         (837,110)          (61,017)         (1,218,085)
                                                           ----------       -----------         ---------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (607,572)         (812,561)          (42,175)         (1,313,463)

NET ASSETS:
   Beginning of year                                        3,371,298         3,099,313           286,116           8,329,790
                                                           ----------       -----------         ---------         -----------
   End of period                                           $2,763,726       $ 2,286,752         $ 243,941         $ 7,016,327
                                                           ==========       ===========         =========         ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                            $  117,543       $    (8,235)        $    (397)        $   (25,292)
   Net realized gain (loss) on investments                     26,875                 -           (36,070)             74,216
   Capital gain distributions from mutual funds               121,885                 -                 -              12,512
   Net change in unrealized appreciation
     (depreciation) of investments                           (160,330)                -            70,350             676,471
                                                           ----------       -----------         ---------         -----------
Increase (decrease) in net assets resulting from
  operations                                                  105,973            (8,235)           33,883             737,907
                                                           ----------       -----------         ---------         -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                   8,509            11,998             2,340                 940
   Administrative charges                                      (2,280)           (2,334)             (357)            (16,880)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                             (115,340)         (648,767)           (5,745)             31,682
   Contract withdrawals                                      (851,002)       (1,298,063)         (148,972)           (503,163)
   Surrender charges                                          (10,709)          (15,181)              (23)             (9,856)
   Death benefits                                              (4,223)                -                 -             (95,796)
   Annuity payments                                            (5,829)                -                 -                (541)
                                                           ----------       -----------         ---------         -----------
Increase (decrease) in net assets resulting from
  principal transactions                                     (980,874)       (1,952,347)         (152,757)           (593,614)
                                                           ----------       -----------         ---------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (874,901)       (1,960,582)         (118,874)            144,293

NET ASSETS:
   Beginning of year                                        4,246,199         5,059,895           404,990           8,185,497
                                                           ----------       -----------         ---------         -----------
   End of year                                             $3,371,298       $ 3,099,313         $ 286,116         $ 8,329,790
                                                           ==========       ===========         =========         ===========

                            See accompanying notes.

                                   VA I - 15

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                    Sub-accounts
                                                        --------------------------------------------------------------------
                                                          Mercury Core   Mercury Domestic  Mercury Global    Mercury Global
                                                        Bond V.I. Fund - Money Market V.I. Allocation V.I. Growth V.I. Fund -
                                                            Class I       Fund - Class I   Fund - Class I       Class I
                                                        ---------------- ----------------- --------------- ------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                            $  11,383         $   3,734       $   (8,669)       $  (6,528)
   Net realized gain (loss) on investments                     6,447                 -           (7,278)        (155,080)
   Capital gain distributions from mutual funds                    -                 -                -                -
   Net change in unrealized appreciation
     (depreciation) of investments                           (15,105)                -          116,357          197,724
                                                           ---------         ---------       ----------        ---------
Increase (decrease) in net assets resulting from
  operations                                                   2,725             3,734          100,410           36,116
                                                           ---------         ---------       ----------        ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      -                 -              320                -
   Administrative charges                                       (363)             (573)          (1,842)            (712)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                               1,048           500,490          350,224          (27,580)
   Contract withdrawals                                     (201,971)         (192,458)        (208,071)        (239,150)
   Surrender charges                                          (1,480)           (5,368)          (1,722)          (8,604)
   Death benefits                                                  -          (548,487)         (10,109)         (45,693)
   Annuity payments                                                -                 -                -                -
                                                           ---------         ---------       ----------        ---------
Increase (decrease) in net assets resulting from
  principal transactions                                    (202,766)         (246,396)         128,800         (321,739)
                                                           ---------         ---------       ----------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (200,041)         (242,662)         229,210         (285,623)

NET ASSETS:
   Beginning of year                                         506,005           591,597        1,332,502          807,809
                                                           ---------         ---------       ----------        ---------
   End of period                                           $ 305,964         $ 348,935       $1,561,712        $ 522,186
                                                           =========         =========       ==========        =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                            $  11,305         $  (2,663)      $   22,094        $   1,273
   Net realized gain (loss) on investments                       941                 -          (12,048)         (70,333)
   Capital gain distributions from mutual funds                    -                 -                -                -
   Net change in unrealized appreciation
     (depreciation) of investments                             2,347                 -          138,273          168,448
                                                           ---------         ---------       ----------        ---------
Increase (decrease) in net assets resulting from
  operations                                                  14,593            (2,663)         148,319           99,388
                                                           ---------         ---------       ----------        ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      -                 -                -                -
   Administrative charges                                       (578)             (977)          (2,100)          (1,096)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                               2,194          (196,381)         420,101          (62,874)
   Contract withdrawals                                      (41,932)          (33,766)        (175,810)          (9,491)
   Surrender charges                                             (74)             (589)          (3,969)             (26)
   Death benefits                                                  -            (3,025)          (2,473)         (34,429)
   Annuity payments                                                -                 -                -                -
                                                           ---------         ---------       ----------        ---------
Increase (decrease) in net assets resulting from
  principal transactions                                     (40,390)         (234,738)         235,749         (107,916)
                                                           ---------         ---------       ----------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (25,797)         (237,401)         384,068           (8,528)

NET ASSETS:
   Beginning of year                                         531,802           828,998          948,434          816,337
                                                           ---------         ---------       ----------        ---------
   End of year                                             $ 506,005         $ 591,597       $1,332,502        $ 807,809
                                                           =========         =========       ==========        =========

                            See accompanying notes.

                                   VA I - 16

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                     Sub-accounts
                                                        ---------------------------------------------------------------------
                                                           Mercury High           Mercury       Mercury Large   Mercury Large
                                                          Current Income    International Value Cap Core V.I.  Cap Growth V.I.
                                                        V.I. Fund - Class I V.I. Fund - Class I Fund - Class I Fund - Class I
                                                        ------------------- ------------------- -------------- ---------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                              $  40,469          $  (16,305)       $  (18,911)     $  (9,190)
   Net realized gain (loss) on investments                     (39,524)             68,439           (21,081)        23,117
   Capital gain distributions from mutual funds                      -                   -                 -              -
   Net change in unrealized appreciation
     (depreciation) of investments                              (5,867)            128,265           213,222         19,456
                                                             ---------          ----------        ----------      ---------
Increase (decrease) in net assets resulting from
  operations                                                    (4,922)            180,399           173,230         33,383
                                                             ---------          ----------        ----------      ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                        -                  75               320              -
   Administrative charges                                       (1,068)             (3,469)           (2,712)        (1,294)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                                17,410             197,595           (13,309)        11,238
   Contract withdrawals                                       (348,387)           (279,353)          (83,016)      (167,166)
   Surrender charges                                            (5,010)                  -            (1,109)             -
   Death benefits                                               (5,722)                  -           (40,537)             -
   Annuity payments                                                  -                   -              (526)             -
                                                             ---------          ----------        ----------      ---------
Increase (decrease) in net assets resulting from
  principal transactions                                      (342,777)            (85,152)         (140,889)      (157,222)
                                                             ---------          ----------        ----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (347,699)             95,247            32,341       (123,839)

NET ASSETS:
   Beginning of year                                           894,162           2,166,236         1,834,708        938,811
                                                             ---------          ----------        ----------      ---------
   End of period                                             $ 546,463          $2,261,483        $1,867,049      $ 814,972
                                                             =========          ==========        ==========      =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                              $  53,221          $   21,130        $   (8,974)     $ (10,287)
   Net realized gain (loss) on investments                     (19,876)             28,985           (56,763)         5,009
   Capital gain distributions from mutual funds                      -                   -                 -              -
   Net change in unrealized appreciation
     (depreciation) of investments                              48,750             326,098           313,863         61,685
                                                             ---------          ----------        ----------      ---------
Increase (decrease) in net assets resulting from
  operations                                                    82,095             376,213           248,126         56,407
                                                             ---------          ----------        ----------      ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                        -                 135                 -              -
   Administrative charges                                       (1,484)             (4,163)           (4,014)        (1,709)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                                64,115               1,893            63,698        213,008
   Contract withdrawals                                        (61,416)            (75,100)          (72,672)       (37,936)
   Surrender charges                                              (351)               (234)           (1,838)          (320)
   Death benefits                                                    -             (38,182)          (73,788)      (116,895)
   Annuity payments                                                  -                   -              (478)             -
                                                             ---------          ----------        ----------      ---------
Increase (decrease) in net assets resulting from
  principal transactions                                           864            (115,651)          (89,092)        56,148
                                                             ---------          ----------        ----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         82,959             260,562           159,034        112,555

NET ASSETS:
   Beginning of year                                           811,203           1,905,674         1,675,674        826,256
                                                             ---------          ----------        ----------      ---------
   End of year                                               $ 894,162          $2,166,236        $1,834,708      $ 938,811
                                                             =========          ==========        ==========      =========

                            See accompanying notes.

                                   VA I - 17

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                   Sub-accounts
                                                        ------------------------------------------------------------------
                                                                                                              UIF Core Plus
                                                        Mercury Utilities and   Mercury Value      UBS U.S.   Fixed Income
                                                         Telecommunications   Opportunities V.I.  Allocation   Portfolio -
                                                         V.I. Fund - Class I    Fund - Class I    Portfolio      Class I
                                                        --------------------- ------------------ -----------  -------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                               $  1,629            $  (27,527)    $    95,923     $ 1,100
   Net realized gain (loss) on investments                     (14,493)               61,345        (446,965)         20
   Capital gain distributions from mutual funds                      -                52,090               -         268
   Net change in unrealized appreciation
     (depreciation) of investments                             116,525                56,650         808,128        (494)
                                                              --------            ----------     -----------     -------
Increase (decrease) in net assets resulting from
  operations                                                   103,661               142,558         457,086         894
                                                              --------            ----------     -----------     -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                        -                     -           7,781           -
   Administrative charges                                         (661)               (4,195)        (27,618)          -
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                               135,820               (39,382)       (727,910)          -
   Contract withdrawals                                        (46,511)             (455,858)     (1,127,085)          -
   Surrender charges                                              (682)               (8,827)        (18,715)          -
   Death benefits                                                1,810               (19,370)       (258,467)          -
   Annuity payments                                                  -                     -          (4,592)     (1,999)
                                                              --------            ----------     -----------     -------
Increase (decrease) in net assets resulting from
  principal transactions                                        89,776              (527,632)     (2,156,606)     (1,999)
                                                              --------            ----------     -----------     -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        193,437              (385,074)     (1,699,520)     (1,105)

NET ASSETS:
   Beginning of year                                           444,087             2,946,178      18,896,048      37,169
                                                              --------            ----------     -----------     -------
   End of period                                              $637,524            $2,561,104     $17,196,528     $36,064
                                                              ========            ==========     ===========     =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                               $  4,712            $  (38,902)    $   (84,690)    $ 1,136
   Net realized gain (loss) on investments                     (58,097)               42,683      (1,116,491)         16
   Capital gain distributions from mutual funds                      -               326,962               -          85
   Net change in unrealized appreciation
     (depreciation) of investments                             141,659                18,629       2,800,309          89
                                                              --------            ----------     -----------     -------
Increase (decrease) in net assets resulting from
  operations                                                    88,274               349,372       1,599,128       1,326
                                                              --------            ----------     -----------     -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                        -                     -             600           -
   Administrative charges                                         (669)               (5,898)        (41,201)          -
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                               (41,775)              130,610      (1,831,848)        172
   Contract withdrawals                                         (6,098)              (98,558)       (790,671)          -
   Surrender charges                                                 -                (2,137)        (16,070)          -
   Death benefits                                              (20,779)              (40,379)       (762,641)          -
   Annuity payments                                                  -                     -          (5,952)     (2,691)
                                                              --------            ----------     -----------     -------
Increase (decrease) in net assets resulting from
  principal transactions                                       (69,321)              (16,362)     (3,447,783)     (2,519)
                                                              --------            ----------     -----------     -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         18,953               333,010      (1,848,655)     (1,193)

NET ASSETS:
   Beginning of year                                           425,134             2,613,168      20,744,703      38,362
                                                              --------            ----------     -----------     -------
   End of year                                                $444,087            $2,946,178     $18,896,048     $37,169
                                                              ========            ==========     ===========     =======

                            See accompanying notes.

                                   VA I - 18

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                  Sub-accounts
                                                  ---------------------------------------------------------------------------
                                                                                                                  Van Eck
                                                                                                                 Worldwide
                                                   UIF Equity Growth    UIF Technology    UIF Value Portfolio Emerging Markets
                                                  Portfolio - Class I Portfolio - Class I      - Class I            Fund
                                                  ------------------- ------------------- ------------------- ----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                         $   (16)            $   (68)            $     -          $  (1,579)
   Net realized gain (loss) on investments                   25                (175)                996             72,549
   Capital gain distributions from mutual funds               -                   -                   -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                        2,019                 231              (1,018)            46,493
                                                        -------             -------             -------          ---------
Increase (decrease) in net assets resulting from
  operations                                              2,028                 (12)                (22)           117,463
                                                        -------             -------             -------          ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                 -                   -                   -              9,101
   Administrative charges                                     -                   -                   -               (513)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                        1                   -                  22             85,941
   Contract withdrawals                                       -                   -                   -            (56,294)
   Surrender charges                                          -                   -                   -               (935)
   Death benefits                                             -                   -                   -                  -
   Annuity payments                                      (1,709)               (658)                  -                  -
                                                        -------             -------             -------          ---------
Increase (decrease) in net assets resulting from
  principal transactions                                 (1,708)               (658)                 22             37,300
                                                        -------             -------             -------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     320                (670)                  -            154,763

NET ASSETS:
   Beginning of year                                     32,865              13,268                   -            510,162
                                                        -------             -------             -------          ---------
   End of period                                        $33,185             $12,598             $     -          $ 664,925
                                                        =======             =======             =======          =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                         $  (184)            $   (98)            $     6          $  (4,417)
   Net realized gain (loss) on investments                  (92)               (245)                  6            108,697
   Capital gain distributions from mutual funds               -                   -                  77                  -
   Net change in unrealized appreciation
     (depreciation) of investments                        2,412                 (60)                308             14,208
                                                        -------             -------             -------          ---------
Increase (decrease) in net assets resulting from
  operations                                              2,136                (403)                397            118,488
                                                        -------             -------             -------          ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                 -                   -                   -             13,340
   Administrative charges                                     -                   -                   -               (745)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                      152                  70              (2,731)           (89,826)
   Contract withdrawals                                       -                   -                   -            (89,522)
   Surrender charges                                          -                   -                   -               (311)
   Death benefits                                             -                   -                   -            (32,133)
   Annuity payments                                      (2,270)               (928)                  -                  -
                                                        -------             -------             -------          ---------
Increase (decrease) in net assets resulting from
  principal transactions                                 (2,118)               (858)             (2,731)          (199,197)
                                                        -------             -------             -------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      18              (1,261)             (2,334)           (80,709)

NET ASSETS:
   Beginning of year                                     32,847              14,529               2,334            590,871
                                                        -------             -------             -------          ---------
   End of year                                          $32,865             $13,268             $     -          $ 510,162
                                                        =======             =======             =======          =========

                            See accompanying notes.

                                   VA I - 19

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                          Sub-accounts
                                                                    --------------------------------------------------------
                                                                       Van Eck                     Vanguard
                                                                    Worldwide Hard Vanguard 500 Dividend Growth Vanguard GNMA
                                                                     Assets Fund    Index Fund       Fund           Fund
                                                                    -------------- ------------ --------------- -------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                                        $ (3,564)     $   141        $   (35)       $   909
   Net realized gain (loss) on investments                               33,355           66             10            (54)
   Capital gain distributions from mutual funds                               -            -              -              -
   Net change in unrealized appreciation (depreciation) of
     investments                                                        158,836          (85)           723           (425)
                                                                       --------      -------        -------        -------
Increase (decrease) in net assets resulting from operations             188,627          122            698            430
                                                                       --------      -------        -------        -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                             7,185            -              -              -
   Administrative charges                                                  (554)           -              -              -
   Net transfers from (to) other Sub-accounts or fixed rate option      158,466       20,216         25,029         (7,694)
   Contract withdrawals                                                 (82,925)           -              -              -
   Surrender charges                                                     (1,475)           -              -              -
   Death benefits                                                             -            -              -              -
   Annuity payments                                                           -         (636)          (335)        (2,031)
                                                                       --------      -------        -------        -------
Increase (decrease) in net assets resulting from principal
  transactions                                                           80,697       19,580         24,694         (9,725)
                                                                       --------      -------        -------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 269,324       19,702         25,392         (9,295)

NET ASSETS:
   Beginning of year                                                    364,401        8,300              -         33,095
                                                                       --------      -------        -------        -------
   End of period                                                       $633,725      $28,002        $25,392        $23,800
                                                                       ========      =======        =======        =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                        $ (1,771)     $    87        $     -        $   397
   Net realized gain (loss) on investments                               33,067           26              -             34
   Capital gain distributions from mutual funds                               -            -              -              -
   Net change in unrealized appreciation (depreciation) of
     investments                                                          8,268          644              -             55
                                                                       --------      -------        -------        -------
Increase (decrease) in net assets resulting from operations              39,564          757              -            486
                                                                       --------      -------        -------        -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                             3,099            -              -              -
   Administrative charges                                                  (192)           -              -              -
   Net transfers from (to) other Sub-accounts or fixed rate option      275,218           76              -         31,969
   Contract withdrawals                                                 (53,602)           -              -              -
   Surrender charges                                                        (77)           -              -              -
   Death benefits                                                             -            -              -              -
   Annuity payments                                                           -         (648)             -         (1,080)
                                                                       --------      -------        -------        -------
Increase (decrease) in net assets resulting from principal
  transactions                                                          224,446         (572)             -         30,889
                                                                       --------      -------        -------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 264,010          185              -         31,375

NET ASSETS:
   Beginning of year                                                    100,391        8,115              -          1,720
                                                                       --------      -------        -------        -------
   End of year                                                         $364,401      $ 8,300        $     -        $33,095
                                                                       ========      =======        =======        =======

                            See accompanying notes.

                                   VA I - 20

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                     Sub-accounts
                                                             ------------------------------------------------------------
                                                                                                   Vanguard
                                                                             Vanguard Inflation- LifeStrategy   Vanguard
                                                             Vanguard Health      Protected      Conservative LifeStrategy
                                                                Care Fund      Securities Fund   Growth Fund  Growth Fund
                                                             --------------- ------------------- ------------ ------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                                  $  (180)         $  3,876         $   400      $    467
   Net realized gain (loss) on investments                           226                98             224           869
   Capital gain distributions from mutual funds                      733               318               -             -
   Net change in unrealized appreciation (depreciation) of
     investments                                                   6,086            (1,795)            108         4,870
                                                                 -------          --------         -------      --------
Increase (decrease) in net assets resulting from operations        6,865             2,497             732         6,206
                                                                 -------          --------         -------      --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                          -                 -               -             -
   Administrative charges                                              -                 -               -             -
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                       (4,119)          125,726               -        35,119
   Contract withdrawals                                                -                 -               -             -
   Surrender charges                                                   -                 -               -             -
   Death benefits                                                      -                 -               -             -
   Annuity payments                                               (5,272)           (7,282)         (2,178)       (6,727)
                                                                 -------          --------         -------      --------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (9,391)          118,444          (2,178)       28,392
                                                                 -------          --------         -------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (2,526)          120,941          (1,446)       34,598

NET ASSETS:
   Beginning of year                                              67,830            23,992          34,374        96,574
                                                                 -------          --------         -------      --------
   End of period                                                 $65,304          $144,933         $32,928      $131,172
                                                                 =======          ========         =======      ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                  $   389          $    744         $   717      $  1,328
   Net realized gain (loss) on investments                           (58)               22             218           383
   Capital gain distributions from mutual funds                    1,742               123               -             -
   Net change in unrealized appreciation (depreciation) of
     investments                                                   1,686               509           1,413         8,370
                                                                 -------          --------         -------      --------
Increase (decrease) in net assets resulting from operations        3,759             1,398           2,348        10,081
                                                                 -------          --------         -------      --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                          -                 -               -             -
   Administrative charges                                              -                 -               -             -
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                       67,853            24,093             384        36,685
   Contract withdrawals                                                -                 -               -             -
   Surrender charges                                                   -                 -               -             -
   Death benefits                                                      -                 -               -             -
   Annuity payments                                               (3,782)           (1,499)         (2,885)       (5,153)
                                                                 -------          --------         -------      --------
Increase (decrease) in net assets resulting from principal
  transactions                                                    64,071            22,594          (2,501)       31,532
                                                                 -------          --------         -------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           67,830            23,992            (153)       41,613

NET ASSETS:
   Beginning of year                                                   -                 -          34,527        54,961
                                                                 -------          --------         -------      --------
   End of year                                                   $67,830          $ 23,992         $34,374      $ 96,574
                                                                 =======          ========         =======      ========

                            See accompanying notes.

                                   VA I - 21

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                          Sub-accounts
                                                                    --------------------------------------------------------
                                                                                    Vanguard
                                                                      Vanguard    LifeStrategy   Vanguard Prime
                                                                    LifeStrategy Moderate Growth  Money Market    Vanguard
                                                                    Income Fund       Fund            Fund      PRIMECAP Fund
                                                                    ------------ --------------- -------------- -------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                                       $  2,960      $  4,479         $   72        $  (17)
   Net realized gain (loss) on investments                                 161         1,862              -            42
   Capital gain distributions from mutual funds                              -             -              -             -
   Net change in unrealized appreciation (depreciation) of
     investments                                                          (534)       28,196              -            72
                                                                      --------      --------         ------        ------
Increase (decrease) in net assets resulting from operations              2,587        34,537             72            97
                                                                      --------      --------         ------        ------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                -             -              -             -
   Administrative charges                                                    -             -              -             -
   Net transfers from (to) other Sub-accounts or fixed rate option      12,296       438,765              -            (2)
   Contract withdrawals                                                      -             -              -             -
   Surrender charges                                                         -             -              -             -
   Death benefits                                                            -             -              -             -
   Annuity payments                                                     (8,828)      (34,739)          (303)         (183)
                                                                      --------      --------         ------        ------
Increase (decrease) in net assets resulting from principal
  transactions                                                           3,468       404,026           (303)         (185)
                                                                      --------      --------         ------        ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  6,055       438,563           (231)          (88)

NET ASSETS:
   Beginning of year                                                   148,452       292,373          4,985         3,104
                                                                      --------      --------         ------        ------
   End of period                                                      $154,507      $730,936         $4,754        $3,016
                                                                      ========      ========         ======        ======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                       $  3,735      $  5,878         $   18        $    -
   Net realized gain (loss) on investments                                 103           676              -            33
   Capital gain distributions from mutual funds                              -             -              -             -
   Net change in unrealized appreciation (depreciation) of
     investments                                                         2,462        19,374              -           441
                                                                      --------      --------         ------        ------
Increase (decrease) in net assets resulting from operations              6,300        25,928             18           474
                                                                      --------      --------         ------        ------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                -             -              -             -
   Administrative charges                                                    -             -              -             -
   Net transfers from (to) other Sub-accounts or fixed rate option     128,514        80,950             48            25
   Contract withdrawals                                                      -             -              -             -
   Surrender charges                                                         -             -              -             -
   Death benefits                                                            -             -              -             -
   Annuity payments                                                     (7,103)      (18,051)          (418)         (237)
                                                                      --------      --------         ------        ------
Increase (decrease) in net assets resulting from principal
  transactions                                                         121,411        62,899           (370)         (212)
                                                                      --------      --------         ------        ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                127,711        88,827           (352)          262

NET ASSETS:
   Beginning of year                                                    20,741       203,546          5,337         2,842
                                                                      --------      --------         ------        ------
   End of year                                                        $148,452      $292,373         $4,985        $3,104
                                                                      ========      ========         ======        ======

                            See accompanying notes.

                                   VA I - 22

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                        Sub-accounts
                                                           ---------------------------------------------------------------------
                                                           Vanguard Small-  Vanguard Small-  Vanguard Total     Vanguard Total
                                                           Cap Growth Index Cap Value Index Bond Market Index International Stock
                                                                 Fund            Fund             Fund            Index Fund
                                                           ---------------- --------------- ----------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                                $    (7)         $    (7)         $  256            $ (1,029)
   Net realized gain (loss) on investments                          (2)              (3)            (10)              4,119
   Capital gain distributions from mutual funds                      -                -               2                   -
   Net change in unrealized appreciation
     (depreciation) of investments                                 (36)             (91)           (136)             23,507
                                                               -------          -------          ------            --------
Increase (decrease) in net assets resulting from
  operations                                                       (45)            (101)            112              26,597
                                                               -------          -------          ------            --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                        -                -               -                   -
   Administrative charges                                            -                -               -                   -
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                                19,623           19,623               -                  (4)
   Contract withdrawals                                              -                -               -                   -
   Surrender charges                                                 -                -               -                   -
   Death benefits                                                    -                -               -                   -
   Annuity payments                                               (136)            (135)           (594)            (23,820)
                                                               -------          -------          ------            --------
Increase (decrease) in net assets resulting from principal
  transactions                                                  19,487           19,488            (594)            (23,824)
                                                               -------          -------          ------            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         19,442           19,387            (482)              2,773

NET ASSETS:
   Beginning of year                                                 -                -           9,535             271,666
                                                               -------          -------          ------            --------
   End of period                                               $19,442          $19,387          $9,053            $274,439
                                                               =======          =======          ======            ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                $     -          $     -          $  180            $  4,873
   Net realized gain (loss) on investments                           -                -              (8)                756
   Capital gain distributions from mutual funds                      -                -              10                   -
   Net change in unrealized appreciation
     (depreciation) of investments                                   -                -             (13)             39,227
                                                               -------          -------          ------            --------
Increase (decrease) in net assets resulting from
  operations                                                         -                -             169              44,856
                                                               -------          -------          ------            --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                        -                -               -                   -
   Administrative charges                                            -                -               -                   -
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                                     -                -           4,895             241,310
   Contract withdrawals                                              -                -               -                   -
   Surrender charges                                                 -                -               -                   -
   Death benefits                                                    -                -               -                   -
   Annuity payments                                                  -                -            (804)            (14,500)
                                                               -------          -------          ------            --------
Increase (decrease) in net assets resulting from principal
  transactions                                                       -                -           4,091             226,810
                                                               -------          -------          ------            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              -                -           4,260             271,666

NET ASSETS:
   Beginning of year                                                 -                -           5,275                   -
                                                               -------          -------          ------            --------
   End of year                                                 $     -          $     -          $9,535            $271,666
                                                               =======          =======          ======            ========

                            See accompanying notes.

                                   VA I - 23

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                       Sub-accounts
                                                             ----------------------------------------------------------------
                                                                                               Vanguard VIF    Vanguard VIF
                                                             Vanguard U.S.    Vanguard VIF    Capital Growth Diversified Value
                                                              Growth Fund  Balanced Portfolio   Portfolio        Portfolio
                                                             ------------- ------------------ -------------- -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                                 $  (26)        $   41,725        $   156         $  2,480
   Net realized gain (loss) on investments                           9              9,791            178            1,831
   Capital gain distributions from mutual funds                      -             31,647            456                -
   Net change in unrealized appreciation (depreciation) of
     investments                                                   219             38,311          1,149           19,558
                                                                ------         ----------        -------         --------
Increase (decrease) in net assets resulting from operations        202            121,474          1,939           23,869
                                                                ------         ----------        -------         --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                        -                  -              -                -
   Administrative charges                                            -                  -              -                -
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                         (3)           834,812          6,010          128,203
   Contract withdrawals                                              -                  -              -                -
   Surrender charges                                                 -                  -              -                -
   Death benefits                                                    -                  -              -                -
   Annuity payments                                               (288)          (103,018)        (2,049)         (12,475)
                                                                ------         ----------        -------         --------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (291)           731,794          3,961          115,728
                                                                ------         ----------        -------         --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (89)           853,268          5,900          139,597

NET ASSETS:
   Beginning of year                                             4,875          1,848,551         67,211          184,457
                                                                ------         ----------        -------         --------
   End of period                                                $4,786         $2,701,819        $73,111         $324,054
                                                                ======         ==========        =======         ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                 $  (22)        $   11,621        $  (112)        $     (8)
   Net realized gain (loss) on investments                         (10)             4,637             48            2,684
   Capital gain distributions from mutual funds                      -                  -              -                -
   Net change in unrealized appreciation (depreciation) of
     investments                                                   317             92,308          6,022           20,091
                                                                ------         ----------        -------         --------
Increase (decrease) in net assets resulting from operations        285            108,566          5,958           22,767
                                                                ------         ----------        -------         --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                        -                  -              -                -
   Administrative charges                                            -                  -              -                -
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                         44          1,409,544         62,405          148,210
   Contract withdrawals                                              -                  -              -                -
   Surrender charges                                                 -                  -              -                -
   Death benefits                                                    -                  -              -                -
   Annuity payments                                               (386)           (52,586)        (1,152)          (3,908)
                                                                ------         ----------        -------         --------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (342)         1,356,958         61,253          144,302
                                                                ------         ----------        -------         --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (57)         1,465,524         67,211          167,069

NET ASSETS:
   Beginning of year                                             4,932            383,027              -           17,388
                                                                ------         ----------        -------         --------
   End of year                                                  $4,875         $1,848,551        $67,211         $184,457
                                                                ======         ==========        =======         ========

                            See accompanying notes.

                                   VA I - 24

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                    Sub-accounts
                                                             ----------------------------------------------------------
                                                             Vanguard VIF  Vanguard VIF                   Vanguard VIF
                                                             Equity Income Equity Index   Vanguard VIF   High Yield Bond
                                                               Portfolio    Portfolio   Growth Portfolio    Portfolio
                                                             ------------- ------------ ---------------- ---------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                                $  4,081      $  1,385       $    (1)        $    681
   Net realized gain (loss) on investments                          358           209            16               46
   Capital gain distributions from mutual funds                  11,425         4,189             -                -
   Net change in unrealized appreciation (depreciation) of
     investments                                                 (9,285)       (3,261)        1,043            2,473
                                                               --------      --------       -------         --------
Increase (decrease) in net assets resulting from operations       6,579         2,522         1,058            3,200
                                                               --------      --------       -------         --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                         -             -             -                -
   Administrative charges                                             -             -             -                -
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                      95,008        35,008        20,160          140,561
   Contract withdrawals                                               -             -             -                -
   Surrender charges                                                  -             -             -                -
   Death benefits                                                     -             -             -                -
   Annuity payments                                             (10,038)       (6,606)         (645)          (6,427)
                                                               --------      --------       -------         --------
Increase (decrease) in net assets resulting from principal
  transactions                                                   84,970        28,402        19,515          134,134
                                                               --------      --------       -------         --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          91,549        30,924        20,573          137,334

NET ASSETS:
   Beginning of year                                            204,327       103,269        14,759           17,083
                                                               --------      --------       -------         --------
   End of period                                               $295,876      $134,193       $35,332         $154,417
                                                               ========      ========       =======         ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                $   (139)     $     78       $   (49)        $    137
   Net realized gain (loss) on investments                         (330)       (1,530)         (627)             (26)
   Capital gain distributions from mutual funds                     576           897             -                -
   Net change in unrealized appreciation (depreciation) of
     investments                                                 10,762         8,347         1,171              834
                                                               --------      --------       -------         --------
Increase (decrease) in net assets resulting from operations      10,869         7,792           495              945
                                                               --------      --------       -------         --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                         -             -             -                -
   Administrative charges                                             -             -             -                -
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                     196,623       121,791        15,051           16,824
   Contract withdrawals                                               -       (20,543)            -                -
   Surrender charges                                                  -             -             -                -
   Death benefits                                                     -             -             -                -
   Annuity payments                                              (3,165)       (5,771)         (787)            (686)
                                                               --------      --------       -------         --------
Increase (decrease) in net assets resulting from principal
  transactions                                                  193,458        95,477        14,264           16,138
                                                               --------      --------       -------         --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         204,327       103,269        14,759           17,083

NET ASSETS:
   Beginning of year                                                  -             -             -                -
                                                               --------      --------       -------         --------
   End of year                                                 $204,327      $103,269       $14,759         $ 17,083
                                                               ========      ========       =======         ========

                            See accompanying notes.

                                   VA I - 25

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                   Sub-accounts
                                                             --------------------------------------------------------
                                                             Vanguard VIF  Vanguard VIF Mid- Vanguard VIF Vanguard VIF
                                                             International     Cap Index     Money Market  REIT Index
                                                               Portfolio       Portfolio      Portfolio    Portfolio
                                                             ------------- ----------------- ------------ ------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                                $    568        $    210      $     3,002    $  1,835
   Net realized gain (loss) on investments                        2,347             884                -       3,976
   Capital gain distributions from mutual funds                       -               -                -       5,167
   Net change in unrealized appreciation (depreciation) of
     investments                                                 28,602          12,493                -       5,206
                                                               --------        --------      -----------    --------
Increase (decrease) in net assets resulting from operations      31,517          13,587            3,002      16,184
                                                               --------        --------      -----------    --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                         -               -        3,873,249           -
   Administrative charges                                             -               -                -           -
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                     255,309         133,849       (3,141,879)    114,644
   Contract withdrawals                                               -               -                -           -
   Surrender charges                                                  -               -                -           -
   Death benefits                                                     -               -                -           -
   Annuity payments                                             (10,615)         (5,272)          (6,756)     (7,600)
                                                               --------        --------      -----------    --------
Increase (decrease) in net assets resulting from principal
  transactions                                                  244,694         128,577          724,614     107,044
                                                               --------        --------      -----------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         276,211         142,164          727,616     123,228

NET ASSETS:
   Beginning of year                                             78,446          58,639            4,433      77,497
                                                               --------        --------      -----------    --------
   End of period                                               $354,657        $200,803      $   732,049    $200,725
                                                               ========        ========      ===========    ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                $    532        $    131      $     1,275    $    724
   Net realized gain (loss) on investments                        1,673             950                -        (339)
   Capital gain distributions from mutual funds                       -               -                -         702
   Net change in unrealized appreciation (depreciation) of
     investments                                                  8,324           7,458                -      12,902
                                                               --------        --------      -----------    --------
Increase (decrease) in net assets resulting from operations      10,529           8,539            1,275      13,989
                                                               --------        --------      -----------    --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                         -               -        3,489,979           -
   Administrative charges                                             -               -                -           -
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                      17,683          31,784       (3,568,226)     41,658
   Contract withdrawals                                          (5,771)         (2,945)               -           -
   Surrender charges                                                  -               -                -           -
   Death benefits                                                     -               -                -           -
   Annuity payments                                              (3,814)         (3,016)            (599)     (4,938)
                                                               --------        --------      -----------    --------
Increase (decrease) in net assets resulting from principal
  transactions                                                    8,098          25,823          (78,846)     36,720
                                                               --------        --------      -----------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          18,627          34,362          (77,571)     50,709

NET ASSETS:
   Beginning of year                                             59,819          24,277           82,004      26,788
                                                               --------        --------      -----------    --------
   End of year                                                 $ 78,446        $ 58,639      $     4,433    $ 77,497
                                                               ========        ========      ===========    ========

                            See accompanying notes.

                                   VA I - 26

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                        Sub-accounts
                                                           ---------------------------------------------------------------------
                                                             Vanguard VIF
                                                              Short-Term      Vanguard VIF     Vanguard VIF       Vanguard VIF
                                                           Investment-Grade  Small Company   Total Bond Market Total Stock Market
                                                              Portfolio     Growth Portfolio  Index Portfolio   Index Portfolio
                                                           ---------------- ---------------- ----------------- ------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                                $  1,307         $  (221)         $ 10,123          $    4,955
   Net realized gain (loss) on investments                          (14)            407            (1,019)              9,543
   Capital gain distributions from mutual funds                       -           2,319             2,006              12,524
   Net change in unrealized appreciation
     (depreciation) of investments                                 (585)          1,323            (7,202)             11,894
                                                               --------         -------          --------          ----------
Increase (decrease) in net assets resulting from
  operations                                                        708           3,828             3,908              38,916
                                                               --------         -------          --------          ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                         -               -                 -                   -
   Administrative charges                                             -               -                 -                   -
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                                 20,262          22,007           150,986             371,590
   Contract withdrawals                                               -               -                 -                   -
   Surrender charges                                                  -               -                 -                   -
   Death benefits                                                     -               -                 -                   -
   Annuity payments                                              (4,297)         (4,161)          (18,252)            (68,695)
                                                               --------         -------          --------          ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   15,965          17,846           132,734             302,895
                                                               --------         -------          --------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          16,673          21,674           136,642             341,811

NET ASSETS:
   Beginning of year                                             49,219          47,445           204,510             681,258
                                                               --------         -------          --------          ----------
   End of period                                               $ 65,892         $69,119          $341,152          $1,023,069
                                                               ========         =======          ========          ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                $    944         $  (145)         $  7,671          $   (1,235)
   Net realized gain (loss) on investments                         (623)            505            (2,853)              2,335
   Capital gain distributions from mutual funds                       -               -               277                  75
   Net change in unrealized appreciation
     (depreciation) of investments                                  710           5,868            (2,815)             75,829
                                                               --------         -------          --------          ----------
Increase (decrease) in net assets resulting from
  operations                                                      1,031           6,228             2,280              77,004
                                                               --------         -------          --------          ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                         -               -                 -                   -
   Administrative charges                                             -               -                 -                   -
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                                 49,207          30,766           228,169             623,362
   Contract withdrawals                                         (11,791)         (2,933)          (14,527)                  -
   Surrender charges                                                  -               -                 -                   -
   Death benefits                                                     -               -                 -                   -
   Annuity payments                                              (4,654)         (3,153)          (11,412)            (36,084)
                                                               --------         -------          --------          ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   32,762          24,680           202,230             587,278
                                                               --------         -------          --------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          33,793          30,908           204,510             664,282

NET ASSETS:
   Beginning of year                                             15,426          16,537                 -              16,976
                                                               --------         -------          --------          ----------
   End of year                                                 $ 49,219         $47,445          $204,510          $  681,258
                                                               ========         =======          ========          ==========

                            See accompanying notes.

                                   VA I - 27

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                  Sub-accounts
                                                                        -------------------------------
                                                                           Vanguard     Vanguard Windsor
                                                                        Wellington Fund       Fund
                                                                        --------------- ----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                                            $  1,237          $    4
   Net realized gain (loss) on investments                                      344              31
   Capital gain distributions from mutual funds                                   -               -
   Net change in unrealized appreciation (depreciation) of investments        6,450               -
                                                                           --------          ------
Increase (decrease) in net assets resulting from operations                   8,031              35
                                                                           --------          ------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                     -               -
   Administrative charges                                                         -               -
   Net transfers from (to) other Sub-accounts or fixed rate option          119,004              (1)
   Contract withdrawals                                                           -               -
   Surrender charges                                                              -               -
   Death benefits                                                                 -               -
   Annuity payments                                                          (5,418)           (179)
                                                                           --------          ------
Increase (decrease) in net assets resulting from principal transactions     113,586            (180)
                                                                           --------          ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     121,617            (145)

NET ASSETS:
   Beginning of year                                                          2,951           2,996
                                                                           --------          ------
   End of period                                                           $124,568          $2,851
                                                                           ========          ======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                            $     62          $   22
   Net realized gain (loss) on investments                                       13              21
   Capital gain distributions from mutual funds                                  85              14
   Net change in unrealized appreciation (depreciation) of investments          121             280
                                                                           --------          ------
Increase (decrease) in net assets resulting from operations                     281             337
                                                                           --------          ------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                     -               -
   Administrative charges                                                         -               -
   Net transfers from (to) other Sub-accounts or fixed rate option               27              27
   Contract withdrawals                                                           -               -
   Surrender charges                                                              -               -
   Death benefits                                                                 -               -
   Annuity payments                                                            (231)           (229)
                                                                           --------          ------
Increase (decrease) in net assets resulting from principal transactions        (204)           (202)
                                                                           --------          ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          77             135

NET ASSETS:
   Beginning of year                                                          2,874           2,861
                                                                           --------          ------
   End of year                                                             $  2,951          $2,996
                                                                           ========          ======

                            See accompanying notes.

                                   VA I - 28

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Note A - Organization

Variable Account I (the "Account") was established by AIG Life Insurance Company (the "Company") on June 5, 1986, to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. The following products are offered by the Account: Gallery, Ovation, Ovation Advisor, Group Immediate Variable Annuity ("GIVA"), and Vanguard Lifetime Income Program Immediate Variable Annuity ("Vanguard SPIA"). The Variable Annuity product is no longer offered. Ovation Plus, Paradigm, Profile and Trilogy were discontinued as of May 1, 2003. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds (AIM V.I.):           American Funds(R):
 AIM V.I. Capital Appreciation Fund - Series I      American Funds(R) AMCAP Fund(R) (1)
 AIM V.I. International Growth Fund - Series I      American Funds(R) The Bond Fund of
                                                      AmericaSM (1)
                                                    American Funds(R) Capital World Growth
                                                      and Income Fund,SM Inc. (1)
The AllianceBernstein Growth Funds:                 American Funds(R) EuroPacific Growth
                                                      Fund(R) (1)
 AllianceBernstein Large Cap Growth Fund -          American Funds(R) The Investment Company
   Class A (1) (9)                                    of America(R) (1)
                                                    American Funds(R) The New Economy
                                                      Fund(R) (1)
AllianceBernstein Variable Products Series            American Funds(R) SMALLCAP World Fund(R)
  Funds, Inc.:                                                                             (1)
 AllianceBernstein Americas Government              American Funds(R) Washington Mutual
   Income Portfolio - Class A                         Investors Fund,SM Inc. (1)
 AllianceBernstein Global Bond Portfolio -
   Class A
 AllianceBernstein Global Dollar Government
   Portfolio - Class A                             Columbia Funds Trust I:
 AllianceBernstein Global Technology                Columbia High Yield Opportunity Fund (1)
   Portfolio - Class A (14)                           (16)
 AllianceBernstein Global Technology
   Portfolio - Class B (14)
 AllianceBernstein Growth and Income
   Portfolio - Class A                             Columbia Funds Trust VII:
 AllianceBernstein Growth and Income                Columbia Newport Tiger Fund (1) (16)
   Portfolio - Class B
 AllianceBernstein Growth Portfolio - Class A
 AllianceBernstein Growth Portfolio - Class B      Delaware VIP Trust:
 AllianceBernstein High Yield Portfolio - Class     Delaware VIP Balanced Series - Standard
   A                                                  class
 AllianceBernstein International Portfolio -        Delaware VIP Capital Reserves Series -
   Class A                                            Standard class
 AllianceBernstein International Value              Delaware VIP Cash Reserves Series -
   Portfolio - Class A                                Standard class
 AllianceBernstein Large Cap Growth Portfolio       Delaware VIP Growth Opportunities Series
   - Class A (12)                                     - Standard class
 AllianceBernstein Large Cap Growth Portfolio       Delaware VIP High Yield Series - Standard
   - Class B (12)                                     class
 AllianceBernstein Money Market Portfolio -         Delaware VIP Value Series - Standard class
   Class A                                            (6)
 AllianceBernstein Money Market Portfolio -
   Class B
 AllianceBernstein Real Estate Investment          Dreyfus Stock Index Fund, Inc. - Initial
   Portfolio - Class A                             shares
 AllianceBernstein Small Cap Growth Portfolio
   - Class A (3)
 AllianceBernstein Small/Mid Cap Value             Dreyfus Variable Investment Fund
   Portfolio - Class A (13)                        ("Dreyfus VIF"):
 AllianceBernstein Total Return Portfolio -         Dreyfus VIF Small Company Stock
   Class A                                            Portfolio - Initial shares
 AllianceBernstein U.S. Government/High
   Grade Securities Portfolio - Class A
 AllianceBernstein U.S. Government/High
   Grade Securities Portfolio - Class B            FAM Variable Series Funds, Inc.: (10)
 AllianceBernstein U.S. Large Cap Blended           Mercury Basic Value V.I. Fund -
   Style Portfolio - Class B                        Class I (11)
 AllianceBernstein Utility Income Portfolio -       Mercury Core Bond V.I. Fund -
   Class A                                            Class I (11)
 AllianceBernstein Value Portfolio - Class B        Mercury Domestic Money Market V.I.
                                                      Fund - Class I (11)
 AllianceBernstein Worldwide Privatization          Mercury Global Allocation V.I. Fund -
   Portfolio - Class A                                Class I (11)
                                                    Mercury Global Growth V.I. Fund -
                                                    Class I (11)

                                   VA I - 29

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note A - Organization - Continued

FAM Variable Series Funds, Inc. - continued:          The Universal Institutional Funds, Inc.
  (10)                                                ("UIF") - continued:
 Mercury High Current Income V.I. Fund -               UIF Technology Portfolio - Class I
   Class I (11)
 Mercury International Value V.I. Fund - Class         UIF Value Portfolio - Class I
   I (11)
 Mercury Large Cap Core V.I. Fund - Class I
   (11)
 Mercury Large Cap Growth V.I. Fund - Class I         Van Eck Worldwide Insurance Trust ("Van
   (11)                                               Eck"):
 Mercury Utilities and Telecommunications              Van Eck Worldwide Emerging Markets
   V.I. Fund - Class I (11)                              Fund
 Mercury Value Opportunities V.I. Fund - Class         Van Eck Worldwide Hard Assets Fund
   I (5) (11)
Fidelity(R) Variable Insurance Products               The Vanguard Group(R):
  ("Fidelity VIP"):
 Fidelity(R) VIP Asset ManagerSM Portfolio -           Vanguard(R) 500 Index Fund
   Initial Class
 Fidelity(R) VIP Contrafund(R) Portfolio - Initial     Vanguard(R) Dividend Growth Fund
   Class
 Fidelity(R) VIP Growth Portfolio - Initial Class      Vanguard(R) GNMA Fund
 Fidelity(R) VIP High Income Portfolio - Initial       Vanguard(R) Health Care Fund (8)
   Class
 Fidelity(R) VIP Investment Grade Bond Portfolio       Vanguard(R) Inflation-Protected Securities
   - Initial Class                                       Fund
 Fidelity(R) VIP Money Market Portfolio - Initial      Vanguard(R) International Growth Fund (1)
   Class                                                 (15)
 Fidelity(R) VIP Overseas Portfolio - Initial Class    Vanguard(R) LifeStrategy(R) Conservative
                                                         Growth Fund
                                                       Vanguard(R) LifeStrategy(R) Growth Fund
Franklin(R) Templeton(R) Investments                   Vanguard(R) LifeStrategy(R) Income Fund
  ("Franklin"):
 Franklin Gold and Precious Metals Fund -              Vanguard(R) LifeStrategy(R) Moderate Growth
   Class A (1)                                           Fund
 Franklin Mutual Financial Services Fund -             Vanguard(R) Prime Money Market Fund
   Class A (1)
 Franklin Templeton Foreign Fund - Class A             Vanguard(R) PRIMECAP Fund
   (1)
                                                       Vanguard(R) Small-Cap Growth Index Fund
MFS(R) Mutual Funds ("MFS"):                           Vanguard(R) Small-Cap Value Index Fund
 MFS(R) Emerging Growth Fund (1)                       Vanguard(R) Total Bond Market Index Fund
 MFS(R) New Discovery Fund (1)                         Vanguard(R) Total International Stock Index
                                                         Fund (8)
 MFS(R) Research Fund (1)                              Vanguard(R) U.S. Growth Fund
                                                       Vanguard(R) Wellington(TM) Fund
OppenheimerFunds(R):                                   Vanguard(R) Windsor(TM) Fund
 Oppenheimer Centennial Money Market Trust
   - Class A (1) (4)
 Oppenheimer International Bond Fund - Class          Vanguard(R) Variable Insurance Fund
   A (1)                                              ("Vanguard VIF"):
 Oppenheimer Strategic Income Fund - Class A           Vanguard(R) VIF Balanced Portfolio
   (1)
                                                       Vanguard(R) VIF Capital Growth Portfolio
Putnam Investments:                                    Vanguard(R) VIF Diversified Value Portfolio
 Putnam Discovery Growth Fund - Class A (1)            Vanguard(R) VIF Equity Income Portfolio
 Putnam Health Sciences Trust - Class A (1)            Vanguard(R) VIF Equity Index Portfolio
 Putnam International Capital Opportunities            Vanguard(R) VIF Growth Portfolio
   Fund - Class A (1) (4)
 Putnam Voyager Fund - Class A (1)                     Vanguard(R) VIF High Yield Bond Portfolio
 The Putnam Fund for Growth and Income -               Vanguard(R) VIF International Portfolio
   Class A (1)
                                                       Vanguard(R) VIF Mid-Cap Index Portfolio
UBS Series Trust ("UBS"):                              Vanguard(R) VIF Money Market Portfolio
 UBS U.S. Allocation Portfolio (2)                     Vanguard(R) VIF REIT Index Portfolio
                                                       Vanguard(R) VIF Short-Term Investment-
                                                         Grade Portfolio (7)
The Universal Institutional Funds, Inc.                Vanguard(R) VIF Small Company Growth
  ("UIF"):                                               Portfolio
 UIF Core Plus Fixed Income Portfolio - Class I        Vanguard(R) VIF Total Bond Market Index
                                                         Portfolio
 UIF Equity Growth Portfolio - Class I                 Vanguard(R) VIF Total Stock Market Index
                                                         Portfolio
 UIF International Magnum Portfolio - Class I
   (1)
 UIF Mid Cap Growth Portfolio - Class I (1)
 UIF Money Market Portfolio - Class I (1)

                                   VA I - 30

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note A - Organization - Continued


(1) Sub-accounts had no activity.
(2) Effective April 29, 2004, UBS Series Trust Tactical Allocation Portfolio changed its name to UBS U.S. Allocation Portfolio.
(3) Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.
(4) Effective May 1, 2004, Oppenheimer Centennial Money Market Trust - Class A and Putnam International Capital Opportunities Fund - Class A were no longer available for investment in the GIVA contract.
(5) Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.
(6) Effective July 30, 2004, Delaware VIP Large Cap Value Series - Standard class changed its name to Delaware VIP Value Series - Standard class.
(7) Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.
(8) Effective December 1, 2004, Vanguard Health Care Fund and Vanguard Total International Stock Index Fund are no longer offered as investment options in the GIVA contract.
(9) Effective December 15, 2004, AllianceBernstein Premier Growth Fund - Class A changed its name to AllianceBernstein Large Cap Growth Fund - Class A.
(10)Effective May 1, 2005, Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch") changed its name to FAM Variable Series Funds, Inc.
(11)Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.
(12)Effective May 2, 2005, AllianceBernstein Premier Growth Fund - Class A and AllianceBernstein Premier Growth Fund - Class B changed its name to AllianceBernstein Large Cap Growth Fund - Class A and AllianceBernstein Large Cap Growth Fund - Class B, respectively.
(13)Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio - Class A changed its name to AllianceBernstein Small/Mid Cap Value Portfolio - Class A.
(14)Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and AllianceBernstein Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology Portfolio - Class A and AllianceBernstein Global Technology Portfolio - Class B, respectively.
(15)Effective May 2, 2005, Vanguard International Growth Fund is no longer offered as investment options.
(16)Effective July 1, 2005, Columbia High Yield Opportunity Fund and Columbia Newport Tiger Fund are no longer offered as investment options.

In addition to the Sub-accounts above, contract owners may allocate contract funds to a fixed account that is part of the Company's general account. Contract owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

                                   VA I - 31

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% or 5.0% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company. Payments between the Company and the Account are disclosed in the Statement of Changes in Net Assets as net transfers from (to) other Sub-accounts or fixed rate option.

Annuity reserves are calculated according to either the 1983(a) Individual Mortality Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

                                   VA I - 32

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note C - Security Purchases and Sales

For the period ended September 30, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts                                                                Cost of Purchases Proceeds from Sales
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                                  $     3,415        $   264,546
AIM V.I. International Growth Fund - Series I                                       77,723            289,903
AllianceBernstein Americas Government Income Portfolio - Class A                 5,797,141          7,353,345
AllianceBernstein Global Bond Portfolio - Class A                                4,749,993          2,586,660
AllianceBernstein Global Dollar Government Portfolio - Class A                   5,792,097          4,760,022
AllianceBernstein Global Technology Portfolio - Class A                            557,897         14,049,426
AllianceBernstein Global Technology Portfolio - Class B                          1,073,099          5,507,077
AllianceBernstein Growth and Income Portfolio - Class A                          5,063,302         40,570,541
AllianceBernstein Growth and Income Portfolio - Class B                          3,802,544         25,987,717
AllianceBernstein Growth Portfolio - Class A                                       593,735         19,878,512
AllianceBernstein Growth Portfolio - Class B                                     2,677,494          7,604,440
AllianceBernstein High Yield Portfolio - Class A                                 4,352,780          7,830,217
AllianceBernstein International Portfolio - Class A                              3,821,787          4,839,613
AllianceBernstein International Value Portfolio - Class A                        7,220,724          4,615,580
AllianceBernstein Large Cap Growth Portfolio - Class A                           1,640,558         29,896,328
AllianceBernstein Large Cap Growth Portfolio - Class B                           1,287,878         11,308,161
AllianceBernstein Money Market Portfolio - Class A                              16,440,839         17,139,729
AllianceBernstein Money Market Portfolio - Class B                               8,629,071          8,214,423
AllianceBernstein Real Estate Investment Portfolio - Class A                     9,686,857         11,358,892
AllianceBernstein Small Cap Growth Portfolio - Class A                           2,206,334          9,459,840
AllianceBernstein Small/Mid Cap Value Portfolio - Class A                        5,457,963          7,643,712
AllianceBernstein Total Return Portfolio - Class A                               7,902,171         19,812,491
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A      7,898,274         17,445,570
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B        510,949            513,036
AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B                 929,638            757,989
AllianceBernstein Utility Income Portfolio - Class A                             6,751,491          7,586,158
AllianceBernstein Value Portfolio - Class B                                      6,447,332         11,350,628
AllianceBernstein Worldwide Privatization Portfolio - Class A                    3,451,646          6,968,794
Delaware VIP Balanced Series - Standard class                                       19,100            117,659
Delaware VIP Capital Reserves Series - Standard class                                7,468              2,408
Delaware VIP Cash Reserves Series - Standard class                                 176,601            311,042
Delaware VIP Growth Opportunities Series - Standard class                           85,885            236,042
Delaware VIP High Yield Series - Standard class                                     73,763             58,538
Delaware VIP Value Series - Standard class                                          76,253            328,404
Dreyfus Stock Index Fund, Inc. - Initial shares                                    130,930          1,458,003
Dreyfus VIF Small Company Stock Portfolio - Initial shares                         290,718            690,123
Fidelity VIP Asset Manager Portfolio - Initial Class                               208,120          1,235,284
Fidelity VIP Contrafund Portfolio - Initial Class                                  300,690            639,697
Fidelity VIP Growth Portfolio - Initial Class                                       46,809          1,673,369
Fidelity VIP High Income Portfolio - Initial Class                                 194,947            521,781
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                       483,034            954,993
Fidelity VIP Money Market Portfolio - Initial Class                                642,308          1,454,870
Fidelity VIP Overseas Portfolio - Initial Class                                      9,444             69,899
Mercury Basic Value V.I. Fund - Class I                                            127,160          1,377,894
Mercury Core Bond V.I. Fund - Class I                                               17,827            209,210
Mercury Domestic Money Market V.I. Fund - Class I                                  757,085            999,746
Mercury Global Allocation V.I. Fund - Class I                                      373,493            253,362
Mercury Global Growth V.I. Fund - Class I                                           25,287            353,552
Mercury High Current Income V.I. Fund - Class I                                    126,724            429,029
Mercury International Value V.I. Fund - Class I                                    198,943            300,401
Mercury Large Cap Core V.I. Fund - Class I                                          74,728            234,522

                                   VA I - 33

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note C - Security Purchases and Sales - Continued

For the period ended September 30, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts                                                 Cost of Purchases Proceeds from Sales
--------------------------------------------------------------------------------------------------
Mercury Large Cap Growth V.I. Fund - Class I                    $   11,126         $  177,539
Mercury Utilities and Telecommunications V.I. Fund - Class I       164,787             73,382
Mercury Value Opportunities V.I. Fund - Class I                    138,602            641,671
UBS U.S. Allocation Portfolio                                      344,051          2,404,734
UIF Core Plus Fixed Income Portfolio - Class I                       1,574              2,201
UIF Equity Growth Portfolio - Class I                                  161              1,883
UIF Technology Portfolio - Class I                                       -                725
UIF Value Portfolio - Class I                                            -              2,712
Van Eck Worldwide Emerging Markets Fund                            185,051            149,333
Van Eck Worldwide Hard Assets Fund                                 163,141             86,008
Vanguard 500 Index Fund                                             20,409                686
Vanguard Dividend Growth Fund                                       25,030                364
Vanguard GNMA Fund                                                  10,063             18,878
Vanguard Health Care Fund                                            5,004             13,845
Vanguard Inflation-Protected Securities Fund                       129,612              6,968
Vanguard LifeStrategy Conservative Growth Fund                         587              2,362
Vanguard LifeStrategy Growth Fund                                   36,078              7,211
Vanguard LifeStrategy Income Fund                                   16,085              9,652
Vanguard LifeStrategy Moderate Growth Fund                         450,522             42,012
Vanguard Prime Money Market Fund                                       100                331
Vanguard PRIMECAP Fund                                                   -                201
Vanguard Small-Cap Growth Index Fund                                19,623                141
Vanguard Small-Cap Value Index Fund                                 19,623                140
Vanguard Total Bond Market Index Fund                                  310                658
Vanguard Total International Stock Index Fund                            -             24,853
Vanguard U.S. Growth Fund                                                -                317
Vanguard VIF Balanced Portfolio                                    924,048            118,880
Vanguard VIF Capital Growth Portfolio                                6,800              2,224
Vanguard VIF Diversified Value Portfolio                           131,202             12,994
Vanguard VIF Equity Income Portfolio                               111,246             10,780
Vanguard VIF Equity Index Portfolio                                 40,911              6,933
Vanguard VIF Growth Portfolio                                       20,221                705
Vanguard VIF High Yield Bond Portfolio                             141,676              6,855
Vanguard VIF International Portfolio                               264,667             19,388
Vanguard VIF Mid-Cap Index Portfolio                               134,389              5,592
Vanguard VIF Money Market Portfolio                              3,400,059          2,672,442
Vanguard VIF REIT Index Portfolio                                  138,239             24,182
Vanguard VIF Short-Term Investment-Grade Portfolio                  21,800              4,525
Vanguard VIF Small Company Growth Portfolio                         24,256              4,309
Vanguard VIF Total Bond Market Index Portfolio                     163,028             18,163
Vanguard VIF Total Stock Market Index Portfolio                    402,099             81,723
Vanguard Wellington Fund                                           122,131              7,299
Vanguard Windsor Fund                                                   21                196

                                   VA I - 34

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note D - Investments

The following is a summary of fund shares owned as of September 30, 2005.

                                                                               Net Asset Value of Shares Cost of Shares
Sub-accounts                                                          Shares     Value    at Fair Value       Held
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                           46,846  $23.96    $  1,122,437    $  1,387,551
AIM V.I. International Growth Fund - Series I                           59,676   21.98       1,311,680         934,332
AllianceBernstein Americas Government Income Portfolio - Class A     3,188,496   12.82      40,876,524      39,991,781
AllianceBernstein Global Bond Portfolio - Class A                    1,452,416   11.54      16,760,880      18,343,376
AllianceBernstein Global Dollar Government Portfolio - Class A       1,439,171   14.21      20,450,621      19,171,912
AllianceBernstein Global Technology Portfolio - Class A              3,853,971   15.18      58,503,281     115,216,206
AllianceBernstein Global Technology Portfolio - Class B              1,558,726   14.97      23,334,135      24,772,006
AllianceBernstein Growth and Income Portfolio - Class A              9,300,121   24.18     224,876,922     200,634,206
AllianceBernstein Growth and Income Portfolio - Class B              7,734,271   23.97     185,390,482     160,070,958
AllianceBernstein Growth Portfolio - Class A                         4,560,035   19.47      88,783,876     113,253,615
AllianceBernstein Growth Portfolio - Class B                         2,841,389   19.16      54,441,020      48,694,792
AllianceBernstein High Yield Portfolio - Class A                     4,465,502    7.39      33,000,059      32,369,159
AllianceBernstein International Portfolio - Class A                  2,984,923   17.19      51,310,826      31,651,411
AllianceBernstein International Value Portfolio - Class A            2,232,907   18.22      40,683,573      27,797,042
AllianceBernstein Large Cap Growth Portfolio - Class A               5,765,050   25.25     145,567,519     189,360,150
AllianceBernstein Large Cap Growth Portfolio - Class B               2,911,713   24.84      72,326,960      70,208,498
AllianceBernstein Money Market Portfolio - Class A                  23,186,132    1.00      23,186,132      23,186,132
AllianceBernstein Money Market Portfolio - Class B                  16,205,954    1.00      16,205,954      16,205,954
AllianceBernstein Real Estate Investment Portfolio - Class A         2,428,563   19.39      47,089,834      35,984,073
AllianceBernstein Small Cap Growth Portfolio - Class A               3,572,240   11.84      42,295,316      33,649,024
AllianceBernstein Small/Mid Cap Value Portfolio - Class A            3,556,442   16.72      59,463,703      44,795,174
AllianceBernstein Total Return Portfolio - Class A                   8,626,258   18.89     162,950,019     148,281,123
AllianceBernstein U.S. Government/High Grade Securities Portfolio -
  Class A                                                            6,516,559   11.77      76,699,903      79,457,662
AllianceBernstein U.S. Government/High Grade Securities Portfolio -
  Class B                                                              262,722   11.68       3,068,593       3,232,377
AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B     217,704   12.50       2,721,303       2,448,181
AllianceBernstein Utility Income Portfolio - Class A                 2,287,231   21.44      49,038,231      40,076,948
AllianceBernstein Value Portfolio - Class B                          5,932,648   12.67      75,166,652      59,806,930
AllianceBernstein Worldwide Privatization Portfolio - Class A        1,610,093   23.44      37,740,592      23,508,597
Delaware VIP Balanced Series - Standard class                           63,103   13.47         850,003         975,750
Delaware VIP Capital Reserves Series - Standard class                   24,848    9.76         242,515         243,913
Delaware VIP Cash Reserves Series - Standard class                     335,558    1.00         335,558         335,558
Delaware VIP Growth Opportunities Series - Standard class               68,991   16.89       1,165,250       1,440,937
Delaware VIP High Yield Series - Standard class                         82,181    5.88         483,224         540,074
Delaware VIP Value Series - Standard class                             228,649   19.17       4,383,194       3,687,439
Dreyfus Stock Index Fund, Inc. - Initial shares                        226,615   31.33       7,099,840       7,083,947
Dreyfus VIF Small Company Stock Portfolio - Initial shares              71,880   21.84       1,569,855       1,391,295
Fidelity VIP Asset Manager Portfolio - Initial Class                   398,156   14.67       5,840,945       6,011,709
Fidelity VIP Contrafund Portfolio - Initial Class                      124,914   29.87       3,731,181       3,006,188
Fidelity VIP Growth Portfolio - Initial Class                          135,419   32.64       4,420,087       4,636,152
Fidelity VIP High Income Portfolio - Initial Class                     186,444    6.57       1,224,936       1,151,592
Fidelity VIP Investment Grade Bond Portfolio - Initial Class           217,788   12.69       2,763,726       2,853,995
Fidelity VIP Money Market Portfolio - Initial Class                  2,286,751    1.00       2,286,751       2,286,751
Fidelity VIP Overseas Portfolio - Initial Class                         12,873   18.95         243,944         190,685
Mercury Basic Value V.I. Fund - Class I                                449,765   15.60       7,016,336       6,096,812
Mercury Core Bond V.I. Fund - Class I                                   25,349   12.07         305,964         299,357
Mercury Domestic Money Market V.I. Fund - Class I                      348,938    1.00         348,938         348,938
Mercury Global Allocation V.I. Fund - Class I                          116,026   13.46       1,561,714       1,332,013
Mercury Global Growth V.I. Fund - Class I                               49,079   10.64         522,198         582,774
Mercury High Current Income V.I. Fund - Class I                         71,062    7.69         546,466         535,513
Mercury International Value V.I. Fund - Class I                        151,068   14.97       2,261,483       1,677,316

                                   VA I - 35

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note D - Investments - Continued

The following is a summary of fund shares owned as of September 30, 2005.

                                                                       Net Asset Value of Shares Cost of Shares
Sub-accounts                                                  Shares     Value    at Fair Value       Held
---------------------------------------------------------------------------------------------------------------
Mercury Large Cap Core V.I. Fund - Class I                      57,114  $ 32.69    $ 1,867,061    $ 1,587,233
Mercury Large Cap Growth V.I. Fund - Class I                    78,062    10.44        814,972        703,102
Mercury Utilities and Telecommunications V.I. Fund - Class I    59,140    10.78        637,525        658,395
Mercury Value Opportunities V.I. Fund - Class I                 92,559    27.67      2,561,108      2,172,177
UBS U.S. Allocation Portfolio                                1,246,125    13.80     17,196,521     18,712,712
UIF Core Plus Fixed Income Portfolio - Class I                   3,164    11.40         36,068         36,174
UIF Equity Growth Portfolio - Class I                            2,262    14.67         33,190         29,734
UIF Technology Portfolio - Class I                               3,481     3.62         12,599         14,538
UIF Value Portfolio - Class I                                        -    13.92              -              -
Van Eck Worldwide Emerging Markets Fund                         35,767    18.59        664,916        433,729
Van Eck Worldwide Hard Assets Fund                              23,896    26.52        633,725        434,760
Vanguard 500 Index Fund                                            247   113.20         27,997         27,210
Vanguard Dividend Growth Fund                                    2,067    12.29         25,400         24,676
Vanguard GNMA Fund                                               2,309    10.31         23,802         24,161
Vanguard Health Care Fund                                          465   140.32         65,306         57,532
Vanguard Inflation-Protected Securities Fund                    11,614    12.48        144,942        146,228
Vanguard LifeStrategy Conservative Growth Fund                   2,136    15.42         32,936         28,447
Vanguard LifeStrategy Growth Fund                                6,313    20.78        131,182        115,075
Vanguard LifeStrategy Income Fund                               11,446    13.50        154,516        151,600
Vanguard LifeStrategy Moderate Growth Fund                      39,747    18.39        730,941        681,051
Vanguard Prime Money Market Fund                                 4,761     1.00          4,761          4,761
Vanguard PRIMECAP Fund                                              47    64.79          3,023          2,270
Vanguard Small-Cap Growth Index Fund                             1,205    16.13         19,443         19,480
Vanguard Small-Cap Value Index Fund                              1,312    14.78         19,388         19,480
Vanguard Total Bond Market Index Fund                              895    10.11          9,053          9,231
Vanguard Total International Stock Index Fund                   19,659    13.96        274,439        211,704
Vanguard U.S. Growth Fund                                          282    17.00          4,787          4,385
Vanguard VIF Balanced Portfolio                                143,714    18.80      2,701,821      2,560,855
Vanguard VIF Capital Growth Portfolio                            4,763    15.35         73,115         65,944
Vanguard VIF Diversified Value Portfolio                        22,211    14.59        324,055        283,087
Vanguard VIF Equity Income Portfolio                            16,054    18.43        295,876        294,400
Vanguard VIF Equity Index Portfolio                              4,914    27.31        134,198        129,113
Vanguard VIF Growth Portfolio                                    2,891    12.22         35,334         33,120
Vanguard VIF High Yield Bond Portfolio                          18,211     8.48        154,425        151,119
Vanguard VIF International Portfolio                            21,366    16.60        354,677        315,241
Vanguard VIF Mid-Cap Index Portfolio                            11,275    17.81        200,814        180,046
Vanguard VIF Money Market Portfolio                            732,051     1.00        732,051        732,051
Vanguard VIF REIT Index Portfolio                               10,077    19.92        200,742        181,862
Vanguard VIF Short-Term Investment-Grade Portfolio               6,318    10.43         65,899         65,645
Vanguard VIF Small Company Growth Portfolio                      3,630    19.04         69,122         61,462
Vanguard VIF Total Bond Market Index Portfolio                  30,624    11.14        341,155        351,172
Vanguard VIF Total Stock Market Index Portfolio                 35,413    28.89      1,023,071        934,439
Vanguard Wellington Fund                                         3,994    31.19        124,576        117,884
Vanguard Windsor Fund                                              156    18.27          2,855          2,369

                                   VA I - 36

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units

Summary of Changes in Units for the period ended September 30, 2005.

                                                         Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                             Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------------------------------------------------------------------------
2   AIM V.I. Capital Appreciation Fund - Series I                -            (61)           -             -            (61)
3   AIM V.I. Capital Appreciation Fund - Series I              543        (24,248)          37          (104)       (23,772)
2   AIM V.I. International Growth Fund - Series I                -           (101)           -             -           (101)
3   AIM V.I. International Growth Fund - Series I            6,226        (21,423)           -             -        (15,197)
1   AllianceBernstein Americas Government Income
    Portfolio - Class A                                     13,070       (204,615)         921          (519)      (191,143)
2   AllianceBernstein Americas Government Income
    Portfolio - Class A                                          2         (6,090)           -             -         (6,088)
1   AllianceBernstein Global Bond Portfolio - Class A      130,579        (97,133)         215          (281)        33,380
2   AllianceBernstein Global Bond Portfolio - Class A        7,538         (9,577)           -             -         (2,039)
3   AllianceBernstein Global Bond Portfolio - Class A            -              -            -             -              -
1   AllianceBernstein Global Dollar Government
    Portfolio - Class A                                     37,808        (65,508)           4          (165)       (27,861)
2   AllianceBernstein Global Dollar Government
    Portfolio - Class A                                      1,747         (3,130)           -             -         (1,383)
1   AllianceBernstein Global Technology Portfolio -
    Class A                                                  6,596       (824,020)       2,069        (2,298)      (817,653)
2   AllianceBernstein Global Technology Portfolio -
    Class A                                                    131        (46,196)           -             -        (46,065)
3   AllianceBernstein Global Technology Portfolio -
    Class A                                                    122        (21,444)           -             -        (21,322)
4   AllianceBernstein Global Technology Portfolio -
    Class B                                                  2,537       (277,068)           -             -       (274,531)
5   AllianceBernstein Global Technology Portfolio -
    Class B                                                     23        (16,550)           -             -        (16,527)
1   AllianceBernstein Growth and Income Portfolio -
    Class A                                                  7,010       (836,040)         279        (2,470)      (831,221)
2   AllianceBernstein Growth and Income Portfolio -
    Class A                                                     55        (32,062)           -             -        (32,007)
3   AllianceBernstein Growth and Income Portfolio -
    Class A                                                  3,702       (123,810)          40          (172)      (120,240)
4   AllianceBernstein Growth and Income Portfolio -
    Class B                                                 19,962       (584,869)          36          (125)      (564,996)
5   AllianceBernstein Growth and Income Portfolio -
    Class B                                                    150        (23,904)           -             -        (23,754)
1   AllianceBernstein Growth Portfolio - Class A             6,395       (672,895)         141        (1,771)      (668,130)
2   AllianceBernstein Growth Portfolio - Class A                 -        (25,568)           -             -        (25,568)
3   AllianceBernstein Growth Portfolio - Class A               123        (74,270)           -             -        (74,147)
4   AllianceBernstein Growth Portfolio - Class B             9,930       (190,553)          88            (5)      (180,540)
5   AllianceBernstein Growth Portfolio - Class B             1,780         (6,310)           -             -         (4,530)
1   AllianceBernstein High Yield Portfolio - Class A         5,650       (526,747)           -          (245)      (521,342)
2   AllianceBernstein High Yield Portfolio - Class A             -        (30,596)           -             -        (30,596)
1   AllianceBernstein International Portfolio - Class A    227,923       (277,163)       2,216        (1,011)       (48,035)
2   AllianceBernstein International Portfolio - Class A        581         (4,637)           -             -         (4,056)
1   AllianceBernstein International Value Portfolio -
    Class A                                                323,500       (189,014)           -             -        134,486
2   AllianceBernstein International Value Portfolio -
    Class A                                                 22,572        (23,397)           -             -           (825)
1   AllianceBernstein Large Cap Growth Portfolio -
    Class A                                                 14,207       (992,507)       1,781        (3,156)      (979,675)
2   AllianceBernstein Large Cap Growth Portfolio -
    Class A                                                    159        (44,339)           -             -        (44,180)
3   AllianceBernstein Large Cap Growth Portfolio -
    Class A                                                      -         (9,152)          36          (139)        (9,255)
4   AllianceBernstein Large Cap Growth Portfolio -
    Class B                                                 14,926       (360,794)           9           (27)      (345,886)
5   AllianceBernstein Large Cap Growth Portfolio -
    Class B                                                     33        (15,467)           -             -        (15,434)
1   AllianceBernstein Money Market Portfolio - Class A     673,455       (734,501)          14          (480)       (61,512)
2   AllianceBernstein Money Market Portfolio - Class A       5,338         (5,858)           -             -           (520)
4   AllianceBernstein Money Market Portfolio - Class B     350,225       (312,423)           -             -         37,802
5   AllianceBernstein Money Market Portfolio - Class B           -         (7,439)           -             -         (7,439)
1   AllianceBernstein Real Estate Investment Portfolio -
    Class A                                                  1,724       (318,573)         151          (565)      (317,263)
2   AllianceBernstein Real Estate Investment Portfolio -
    Class A                                                    875        (21,921)           -             -        (21,046)
1   AllianceBernstein Small Cap Growth Portfolio -
    Class A                                                 11,358       (564,720)         653        (1,591)      (554,300)
2   AllianceBernstein Small Cap Growth Portfolio -
    Class A                                                      -        (36,183)           -             -        (36,183)
3   AllianceBernstein Small Cap Growth Portfolio -
    Class A                                                     57         (3,996)           -             -         (3,939)
1   AllianceBernstein Small/Mid Cap Value Portfolio -
    Class A                                                 19,831       (279,196)           -             -       (259,365)
2   AllianceBernstein Small/Mid Cap Value Portfolio -
    Class A                                                  1,948        (21,682)           -             -        (19,734)
1   AllianceBernstein Total Return Portfolio - Class A      93,234       (658,228)         245        (1,317)      (566,066)
2   AllianceBernstein Total Return Portfolio - Class A          93        (24,356)           -             -        (24,263)
3   AllianceBernstein Total Return Portfolio - Class A          37        (13,642)           -             -        (13,605)

                                   VA I - 37

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                                 Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------------------------------------------------------------------------------------------------------------------------------
1   AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class A                               7,237       (799,431)       1,694        (1,347)      (791,847)
2   AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class A                              47,637        (87,055)           -             -        (39,418)
4   AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class B                               5,094        (11,578)           -             -         (6,484)
5   AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class B                                   -         (2,524)           -             -         (2,524)
1   AllianceBernstein U.S. Large Cap Blended Style Portfolio
    - Class B                                                   33,327        (17,413)       2,523          (177)        18,260
2   AllianceBernstein U.S. Large Cap Blended Style Portfolio
    - Class B                                                        -         (1,741)           -             -         (1,741)
1   AllianceBernstein Utility Income Portfolio - Class A       140,668       (203,541)         792          (110)       (62,191)
2   AllianceBernstein Utility Income Portfolio - Class A         7,386         (5,751)           -             -          1,635
4   AllianceBernstein Value Portfolio - Class B                 57,665       (542,627)           -             -       (484,962)
5   AllianceBernstein Value Portfolio - Class B                  6,358        (38,179)           -             -        (31,821)
1   AllianceBernstein Worldwide Privatization Portfolio -
    Class A                                                     15,260       (139,737)          63        (1,372)      (125,786)
2   AllianceBernstein Worldwide Privatization Portfolio -
    Class A                                                      3,063         (9,275)           -             -         (6,212)
7   Delaware VIP Balanced Series - Standard class                    -         (3,856)           -             -         (3,856)
7   Delaware VIP Capital Reserves Series - Standard class            -             (3)           -             -             (3)
7   Delaware VIP Capital Reserves Series - Standard class            -             (1)           -             -             (1)
7   Delaware VIP Cash Reserves Series - Standard class           3,173              -            -             -          3,173
7   Delaware VIP Cash Reserves Series - Standard class               -        (11,006)           -             -        (11,006)
7   Delaware VIP Growth Opportunities Series - Standard
    class                                                            -         (1,614)           -             -         (1,614)
7   Delaware VIP Growth Opportunities Series - Standard
    class                                                            -         (3,188)           -             -         (3,188)
7   Delaware VIP High Yield Series - Standard class                  -              -            -             -              -
7   Delaware VIP High Yield Series - Standard class                  -           (480)           -             -           (480)
7   Delaware VIP Value Series - Standard class                       -             (1)           -             -             (1)
7   Delaware VIP Value Series - Standard class                       -         (7,693)           7          (136)        (7,822)
2   Dreyfus Stock Index Fund, Inc. - Initial shares                  -              -            -             -              -
3   Dreyfus Stock Index Fund, Inc. - Initial shares              1,038        (72,071)         210          (250)       (71,073)
2   Dreyfus VIF Small Company Stock Portfolio - Initial
    shares                                                           -              -            -             -              -
3   Dreyfus VIF Small Company Stock Portfolio - Initial
    shares                                                          26        (33,642)           -             -        (33,616)
3   Fidelity VIP Asset Manager Portfolio - Initial Class           517        (72,599)          27          (131)       (72,186)
2   Fidelity VIP Contrafund Portfolio - Initial Class                -             (3)           -             -             (3)
3   Fidelity VIP Contrafund Portfolio - Initial Class            7,814        (26,615)          38           (98)       (18,861)
2   Fidelity VIP Growth Portfolio - Initial Class                    -             (1)           -             -             (1)
3   Fidelity VIP Growth Portfolio - Initial Class                  662       (101,799)         184          (172)      (101,125)
2   Fidelity VIP High Income Portfolio - Initial Class               -              -            -             -              -
3   Fidelity VIP High Income Portfolio - Initial Class             188        (38,309)           -             -        (38,121)
3   Fidelity VIP Investment Grade Bond Portfolio - Initial
    Class                                                        4,909        (43,355)          44          (294)       (38,696)
3   Fidelity VIP Money Market Portfolio - Initial Class          3,916        (71,334)           -             -        (67,418)
3   Fidelity VIP Overseas Portfolio - Initial Class                123         (4,382)           -             -         (4,259)
1   Mercury Basic Value V.I. Fund - Class I                         29        (56,793)          10           (39)       (56,793)
2   Mercury Basic Value V.I. Fund - Class I                          -        (16,272)           -             -        (16,272)
1   Mercury Core Bond V.I. Fund - Class I                           78        (15,005)           -             -        (14,927)
2   Mercury Core Bond V.I. Fund - Class I                            -             (2)           -             -             (2)
1   Mercury Domestic Money Market V.I. Fund - Class I           40,440        (65,307)           -             -        (24,867)
2   Mercury Domestic Money Market V.I. Fund - Class I            3,422              -            -             -          3,422
1   Mercury Global Allocation V.I. Fund - Class I               22,614        (13,797)           -             -          8,817
2   Mercury Global Allocation V.I. Fund - Class I                2,562         (1,906)           -             -            656
1   Mercury Global Growth V.I. Fund - Class I                        -        (37,271)           -             -        (37,271)
2   Mercury Global Growth V.I. Fund - Class I                        -            (45)           -             -            (45)

                                   VA I - 38

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                                         Accumulation  Accumulation    Annuity    Annuity Units Net Increase
Sub-accounts                                             Units Issued Units Redeemed Units Issued   Redeemed     (Decrease)
----------------------------------------------------------------------------------------------------------------------------
1   Mercury High Current Income V.I. Fund - Class I              -        (27,499)           -             -       (27,499)
2   Mercury High Current Income V.I. Fund - Class I          3,366         (3,406)           -             -           (40)
1   Mercury International Value V.I. Fund - Class I         14,236        (19,916)           -             -        (5,680)
2   Mercury International Value V.I. Fund - Class I              -           (382)           -             -          (382)
1   Mercury Large Cap Core V.I. Fund - Class I                  21         (9,465)          12           (41)       (9,473)
2   Mercury Large Cap Core V.I. Fund - Class I                 122             (6)           -             -           116
1   Mercury Large Cap Growth V.I. Fund - Class I             1,234        (17,486)           -             -       (16,252)
1   Mercury Utilities and Telecommunications V.I. Fund -
    Class I                                                  4,620           (909)           -             -         3,711
2   Mercury Utilities and Telecommunications V.I. Fund -
    Class I                                                  4,278         (1,949)           -             -         2,329
1   Mercury Value Opportunities V.I. Fund - Class I              -        (23,964)           -             -       (23,964)
2   Mercury Value Opportunities V.I. Fund - Class I              -         (3,154)           -             -        (3,154)
1   UBS U.S. Allocation Portfolio                              515       (125,258)          37          (336)     (125,042)
2   UBS U.S. Allocation Portfolio                                -        (16,684)           -             -       (16,684)
1   UIF Core Plus Fixed Income Portfolio - Class I               -              -            -          (174)         (174)
1   UIF Equity Growth Portfolio - Class I                        -              -            -          (175)         (175)
1   UIF Technology Portfolio - Class I                           -              -            -           (87)          (87)
1   UIF Value Portfolio - Class I                                -              -            -             -             -
3   Van Eck Worldwide Emerging Markets Fund                  7,517         (4,582)           -             -         2,935
3   Van Eck Worldwide Hard Assets Fund                      11,220         (5,290)           -             -         5,930
1   Vanguard 500 Index Fund                                      -              -        1,793           (59)        1,734
6   Vanguard Dividend Growth Fund                                -              -        2,067           (27)        2,040
6   Vanguard GNMA Fund                                           -              -            -          (926)         (926)
6   Vanguard Health Care Fund                                    -              -            -          (782)         (782)
6   Vanguard Inflation-Protected Securities Fund                 -              -       11,204          (647)       10,557
1   Vanguard LifeStrategy Conservative Growth Fund               -              -            -          (188)         (188)
1   Vanguard LifeStrategy Growth Fund                            -              -            -           (76)          (76)
6   Vanguard LifeStrategy Growth Fund                            -              -        2,968          (479)        2,489
1   Vanguard LifeStrategy Income Fund                            -              -            -          (170)         (170)
6   Vanguard LifeStrategy Income Fund                            -              -        1,148          (649)          499
1   Vanguard LifeStrategy Moderate Growth Fund                   -              -       38,093        (1,618)       36,475
6   Vanguard LifeStrategy Moderate Growth Fund                   -              -            -        (1,320)       (1,320)
1   Vanguard Prime Money Market Fund                             -              -            -           (30)          (30)
1   Vanguard PRIMECAP Fund                                       -              -            -           (16)          (16)
1   Vanguard Small-Cap Growth Index Fund                         -              -        1,423           (10)        1,413
1   Vanguard Small-Cap Value Index Fund                          -              -        1,502           (11)        1,491
1   Vanguard Total Bond Market Index Fund                        -              -            -           (52)          (52)
6   Vanguard Total International Stock Index Fund                -              -            -        (1,664)       (1,664)
1   Vanguard U.S. Growth Fund                                    -              -            -           (31)          (31)
6   Vanguard VIF Balanced Portfolio                              -              -       68,829        (8,513)       60,316
6   Vanguard VIF Capital Growth Portfolio                        -              -          472          (165)          307
6   Vanguard VIF Diversified Value Portfolio                     -              -        9,286          (894)        8,392
1   Vanguard VIF Equity Income Portfolio                         -              -            -           (40)          (40)
6   Vanguard VIF Equity Income Portfolio                         -              -        7,415          (763)        6,652
6   Vanguard VIF Equity Index Portfolio                          -              -        2,876          (554)        2,322
6   Vanguard VIF Growth Portfolio                                -              -        1,720           (58)        1,662
1   Vanguard VIF High Yield Bond Portfolio                       -              -       11,676          (493)       11,183
6   Vanguard VIF High Yield Bond Portfolio                       -              -        1,589          (103)        1,486
1   Vanguard VIF International Portfolio                         -              -       10,550          (458)       10,092
6   Vanguard VIF International Portfolio                         -              -       10,083          (399)        9,684
6   Vanguard VIF Mid-Cap Index Portfolio                         -              -        9,724          (384)        9,340
1   Vanguard VIF Money Market Portfolio                          -              -       86,445       (86,438)            7

                                   VA I - 39

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                                       Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                           Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------------------------------------------------------------------------------------------------------------------------
6   Vanguard VIF Money Market Portfolio                     -             -           294,389      (223,549)      70,840
1   Vanguard VIF REIT Index Portfolio                       -             -                 -           (87)         (87)
6   Vanguard VIF REIT Index Portfolio                       -             -             7,909          (446)       7,463
6   Vanguard VIF Short-Term Investment-Grade Portfolio      -             -             1,980          (418)       1,562
6   Vanguard VIF Small Company Growth Portfolio             -             -             1,975          (352)       1,623
6   Vanguard VIF Total Bond Market Index Portfolio          -             -            14,277        (1,719)      12,558
6   Vanguard VIF Total Stock Market Index Portfolio         -             -            30,717        (5,573)      25,144
1   Vanguard Wellington Fund                                -             -            10,230          (452)       9,778
1   Vanguard Windsor Fund                                   -             -                 -           (15)         (15)

Footnotes
    1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and IVA products.
    2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
    3  Profile product.
    4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
    5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
    6  Vanguard SPIA product.
    7  Variable Annuity product.

                                   VA I - 40

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                           Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                               Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-------------------------------------------------------------------------------------------------------------------------------
2   AIM V.I. Capital Appreciation Fund - Series I                  -            (814)          -              -           (814)
3   AIM V.I. Capital Appreciation Fund - Series I                626         (34,461)          -           (123)       (33,958)
2   AIM V.I. International Growth Fund - Series I                  -            (167)          -              -           (167)
3   AIM V.I. International Growth Fund - Series I             28,069         (21,378)          -              -          6,691
1   AllianceBernstein Americas Government Income
    Portfolio - Class A                                       13,930        (662,269)        602           (739)      (648,476)
2   AllianceBernstein Americas Government Income
    Portfolio - Class A                                           41         (18,272)          -              -        (18,231)
1   AllianceBernstein Global Bond Portfolio - Class A         43,861        (171,243)        261           (353)      (127,474)
2   AllianceBernstein Global Bond Portfolio - Class A             83         (10,794)          -              -        (10,711)
3   AllianceBernstein Global Bond Portfolio - Class A              -          (2,047)          -              -         (2,047)
1   AllianceBernstein Global Dollar Government Portfolio -
    Class A                                                    6,553        (142,086)        234           (223)      (135,522)
2   AllianceBernstein Global Dollar Government Portfolio -
    Class A                                                       51         (11,218)          -              -        (11,167)
1   AllianceBernstein Growth and Income Portfolio -
    Class A                                                   55,422      (1,286,252)      5,829         (6,873)    (1,231,874)
2   AllianceBernstein Growth and Income Portfolio -
    Class A                                                      104         (31,236)          -              -        (31,132)
3   AllianceBernstein Growth and Income Portfolio -
    Class A                                                      447        (174,698)         16           (231)      (174,466)
4   AllianceBernstein Growth and Income Portfolio -
    Class B                                                  205,472        (505,050)        459           (152)      (299,271)
5   AllianceBernstein Growth and Income Portfolio -
    Class B                                                      222         (32,473)          -              -        (32,251)
1   AllianceBernstein Growth Portfolio - Class A              16,102        (752,742)        274         (6,942)      (743,308)
2   AllianceBernstein Growth Portfolio - Class A               5,110          (7,060)          -              -         (1,950)
3   AllianceBernstein Growth Portfolio - Class A                 385         (99,267)          -              -        (98,882)
4   AllianceBernstein Growth Portfolio - Class B              25,610        (243,635)          -              -       (218,025)
5   AllianceBernstein Growth Portfolio - Class B                  20          (8,758)          -              -         (8,738)
1   AllianceBernstein High Yield Portfolio - Class A          10,429        (637,614)          -           (259)      (627,444)
2   AllianceBernstein High Yield Portfolio - Class A             272         (30,718)          -              -        (30,446)
1   AllianceBernstein International Portfolio - Class A      268,673        (454,521)      3,295         (1,024)      (183,577)
2   AllianceBernstein International Portfolio - Class A        3,426          (4,720)          -              -         (1,294)
1   AllianceBernstein International Value Portfolio -
    Class A                                                  649,999        (198,126)          -              -        451,873
2   AllianceBernstein International Value Portfolio -
    Class A                                                   12,934          (6,634)          -              -          6,300
1   AllianceBernstein Money Market Portfolio - Class A        41,774        (960,692)     31,087        (32,412)      (920,243)
2   AllianceBernstein Money Market Portfolio - Class A         6,954         (23,937)          -              -        (16,983)
4   AllianceBernstein Money Market Portfolio - Class B        37,036      (1,482,765)          -              -     (1,445,729)
5   AllianceBernstein Money Market Portfolio - Class B        31,669         (13,639)          -              -         18,030
1   AllianceBernstein Premier Growth Portfolio - Class A      14,226      (1,603,592)     10,538         (9,557)    (1,588,385)
2   AllianceBernstein Premier Growth Portfolio - Class A         597         (49,769)          -              -        (49,172)
3   AllianceBernstein Premier Growth Portfolio - Class A           -         (11,440)          2           (185)       (11,623)
4   AllianceBernstein Premier Growth Portfolio - Class B      29,456        (521,862)        547            (32)      (491,891)
5   AllianceBernstein Premier Growth Portfolio - Class B         316         (19,117)          -              -        (18,801)
1   AllianceBernstein Real Estate Investment Portfolio -
    Class A                                                  278,051        (323,487)      1,847         (1,107)       (44,696)
2   AllianceBernstein Real Estate Investment Portfolio -
    Class A                                                      301         (32,454)          -              -        (32,153)
1   AllianceBernstein Small Cap Growth Portfolio -
    Class A                                                   41,624        (628,638)      2,595         (1,856)      (586,275)
2   AllianceBernstein Small Cap Growth Portfolio -
    Class A                                                      197         (23,977)          -              -        (23,780)
3   AllianceBernstein Small Cap Growth Portfolio -
    Class A                                                    2,135         (12,685)          -              -        (10,550)
1   AllianceBernstein Small Cap Value Portfolio - Class A    162,910        (339,507)          -              -       (176,597)
2   AllianceBernstein Small Cap Value Portfolio - Class A      2,040          (4,831)          -              -         (2,791)
1   AllianceBernstein Technology Portfolio - Class A          12,243      (1,013,683)      3,463         (9,646)    (1,007,623)
2   AllianceBernstein Technology Portfolio - Class A             347         (36,682)          -              -        (36,335)
3   AllianceBernstein Technology Portfolio - Class A             493         (28,916)          -              -        (28,423)
4   AllianceBernstein Technology Portfolio - Class B          10,019        (431,176)          -              -       (421,157)
5   AllianceBernstein Technology Portfolio - Class B              31         (10,536)          -              -        (10,505)
1   AllianceBernstein Total Return Portfolio - Class A       359,166        (940,090)      3,077         (1,783)      (579,630)
2   AllianceBernstein Total Return Portfolio - Class A           237         (25,351)          -              -        (25,114)
3   AllianceBernstein Total Return Portfolio - Class A            31         (19,301)          -              -        (19,270)

                                   VA I - 41

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                           Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                               Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-------------------------------------------------------------------------------------------------------------------------------
1   AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class A                            30,283      (1,654,117)       397         (2,537)     (1,625,974)
2   AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class A                               127         (57,224)         -              -         (57,097)
4   AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class B                                 -         (35,181)         -              -         (35,181)
5   AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class B                                 -          (8,391)         -              -          (8,391)
1   AllianceBernstein U.S. Large Cap Blended Style
    Portfolio - Class B                                      107,433         (17,901)         -              -          89,532
2   AllianceBernstein U.S. Large Cap Blended Style
    Portfolio - Class B                                        8,073          (1,425)         -              -           6,648
1   AllianceBernstein Utility Income Portfolio - Class A      87,797        (275,180)         -            (59)       (187,442)
2   AllianceBernstein Utility Income Portfolio - Class A         132          (9,857)         -              -          (9,725)
4   AllianceBernstein Value Portfolio - Class B              734,533        (530,311)         -              -         204,222
5   AllianceBernstein Value Portfolio - Class B                5,018         (13,611)         -              -          (8,593)
1   AllianceBernstein Worldwide Privatization Portfolio -
    Class A                                                  178,351        (197,466)       585         (1,937)        (20,467)
2   AllianceBernstein Worldwide Privatization Portfolio -
    Class A                                                      212          (6,098)         -              -          (5,886)
7   Delaware VIP Balanced Series - Standard class                  -          (9,072)         -              -          (9,072)
7   Delaware VIP Balanced Series - Standard class                  -          (4,429)         -              -          (4,429)
7   Delaware VIP Capital Reserves Series - Standard class          -              (5)         -              -              (5)
7   Delaware VIP Capital Reserves Series - Standard class          -            (596)         -              -            (596)
7   Delaware VIP Cash Reserves Series - Standard class        11,354         (12,517)         -              -          (1,163)
7   Delaware VIP Growth Opportunities Series - Standard
    class                                                      1,613              (2)         -              -           1,611
7   Delaware VIP Growth Opportunities Series - Standard
    class                                                          -          (1,275)         -              -          (1,275)
7   Delaware VIP High Yield Series - Standard class                -          (3,299)         -              -          (3,299)
7   Delaware VIP High Yield Series - Standard class              317          (8,851)         -              -          (8,534)
7   Delaware VIP Value Series - Standard class                     -              (1)         -         (1,002)         (1,003)
7   Delaware VIP Value Series - Standard class                     -         (25,323)       717              -         (24,606)
2   Dreyfus Stock Index Fund, Inc. - Initial shares                -          (1,276)         -              -          (1,276)
3   Dreyfus Stock Index Fund, Inc. - Initial shares            2,215        (124,233)        16           (311)       (122,313)
2   Dreyfus VIF Small Company Stock Portfolio - Initial
    shares                                                         -               -          -              -               -
3   Dreyfus VIF Small Company Stock Portfolio - Initial
    shares                                                     9,497         (24,179)         -              -         (14,682)
2   Fidelity VIP Asset Manager Portfolio - Initial Class           -          (1,570)         -              -          (1,570)
3   Fidelity VIP Asset Manager Portfolio - Initial Class       1,134        (122,869)         5           (164)       (121,894)
2   Fidelity VIP Contrafund Portfolio - Initial Class              -              (3)         -              -              (3)
3   Fidelity VIP Contrafund Portfolio - Initial Class         14,092         (35,025)        22           (141)        (21,052)
2   Fidelity VIP Growth Portfolio - Initial Class                  -               -          -              -               -
3   Fidelity VIP Growth Portfolio - Initial Class              1,236        (107,643)         2           (199)       (106,604)
2   Fidelity VIP High Income Portfolio - Initial Class             -              (1)         -              -              (1)
3   Fidelity VIP High Income Portfolio - Initial Class         7,828         (36,548)         -              -         (28,720)
3   Fidelity VIP Investment Grade Bond Portfolio - Initial
    Class                                                        546         (62,418)        25           (385)        (62,232)
3   Fidelity VIP Money Market Portfolio - Initial Class          968        (158,410)         -              -        (157,442)
3   Fidelity VIP Overseas Portfolio - Initial Class              180         (11,904)         -              -         (11,724)
1   Merrill Lynch Basic Value V.I. Fund - Class I              2,888         (38,104)       397            (45)        (34,864)
2   Merrill Lynch Basic Value V.I. Fund - Class I                  -          (2,616)         -              -          (2,616)
1   Merrill Lynch Core Bond V.I. Fund - Class I                  165          (3,278)         -              -          (3,113)
2   Merrill Lynch Core Bond V.I. Fund - Class I                    -              (3)         -              -              (3)
1   Merrill Lynch Domestic Money Market V.I. Fund -
    Class I                                                        -         (20,422)         -              -         (20,422)
2   Merrill Lynch Domestic Money Market V.I. Fund -
    Class I                                                        -              (1)         -              -              (1)
1   Merrill Lynch Global Allocation V.I. Fund - Class I       32,409          (3,245)         -              -          29,164
2   Merrill Lynch Global Allocation V.I. Fund - Class I          987         (11,343)         -              -         (10,356)
1   Merrill Lynch Global Growth V.I. Fund - Class I                -         (13,525)         -              -         (13,525)

                                   VA I - 42

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                          Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                              Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------------------------------------------------------------------------
2   Merrill Lynch Global Growth V.I. Fund - Class I               -            (66)            -             -           (66)
1   Merrill Lynch High Current Income V.I. Fund - Class I     4,333         (5,410)            -             -        (1,077)
2   Merrill Lynch High Current Income V.I. Fund - Class I     1,114            (58)            -             -         1,056
1   Merrill Lynch International Value V.I. Fund - Class I        11         (9,214)            -             -        (9,203)
2   Merrill Lynch International Value V.I. Fund - Class I       744         (1,249)            -             -          (505)
1   Merrill Lynch Large Cap Core V.I. Fund - Class I          3,949        (11,294)          414           (48)       (6,979)
2   Merrill Lynch Large Cap Core V.I. Fund - Class I            590             (9)            -             -           581
1   Merrill Lynch Large Cap Growth V.I. Fund - Class I       24,419        (18,001)            -             -         6,418
1   Merrill Lynch Utilities and Telecommunications V.I.
    Fund - Class I                                                -         (5,653)            -             -        (5,653)
2   Merrill Lynch Utilities and Telecommunications V.I.
    Fund - Class I                                                -              -             -             -             -
1   Merrill Lynch Value Opportunities V.I. Fund - Class I     7,538         (6,741)            -             -           797
2   Merrill Lynch Value Opportunities V.I. Fund - Class I         -         (1,623)            -             -        (1,623)
1   UBS U.S. Allocation Portfolio                                42       (231,192)            -          (421)     (231,571)
2   UBS U.S. Allocation Portfolio                                 -        (13,661)            -             -       (13,661)
1   UIF Core Plus Fixed Income Portfolio - Class I                -              -            15          (241)         (226)
1   UIF Equity Growth Portfolio - Class I                         -              -            16          (244)         (228)
1   UIF Technology Portfolio - Class I                            -              -             8          (121)         (113)
1   UIF Value Portfolio - Class I                                 -              -             -          (211)         (211)
3   Van Eck Worldwide Emerging Markets Fund                   1,318        (20,029)            -             -       (18,711)
3   Van Eck Worldwide Hard Assets Fund                       23,323         (4,770)            -             -        18,553
1   Vanguard 500 Index Fund                                       -              -             7           (63)          (56)
6   Vanguard GNMA Fund                                            -              -         3,086          (104)        2,982
6   Vanguard Health Care Fund                                     -              -         6,036          (338)        5,698
6   Vanguard Inflation-Protected Securities Fund                  -              -         2,289          (139)        2,150
1   Vanguard LifeStrategy Conservative Growth Fund                -              -            34          (262)         (228)
1   Vanguard LifeStrategy Growth Fund                             -              -            14          (105)          (91)
6   Vanguard LifeStrategy Growth Fund                             -              -         3,316          (355)        2,961
1   Vanguard LifeStrategy Income Fund                             -              -            99          (235)         (136)
6   Vanguard LifeStrategy Income Fund                             -              -        12,279          (509)       11,770
6   Vanguard LifeStrategy Moderate Growth Fund                    -              -         7,450        (1,638)        5,812
1   Vanguard Prime Money Market Fund                              -              -             5           (42)          (37)
1   Vanguard PRIMECAP Fund                                        -              -             3           (22)          (19)
1   Vanguard Total Bond Market Index Fund                         -              -           431           (72)          359
6   Vanguard Total International Stock Index Fund                 -              -        20,824        (1,168)       19,656
1   Vanguard U.S. Growth Fund                                     -              -             5           (43)          (38)
6   Vanguard VIF Balanced Portfolio                               -              -       123,541        (4,676)      118,865
6   Vanguard VIF Capital Growth Portfolio                         -              -         5,417           (98)        5,319
6   Vanguard VIF Diversified Value Portfolio                      -              -        12,443          (321)       12,122
1   Vanguard VIF Equity Income Portfolio                          -              -         1,691           (45)        1,646
6   Vanguard VIF Equity Income Portfolio                          -              -        14,995          (226)       14,769
6   Vanguard VIF Equity Index Portfolio                           -              -        11,484        (2,893)        8,591
6   Vanguard VIF Growth Portfolio                                 -              -         1,368           (74)        1,294
6   Vanguard VIF High Yield Bond Portfolio                        -              -         1,573           (63)        1,510
6   Vanguard VIF International Portfolio                          -              -         1,511          (958)          553
6   Vanguard VIF Mid-Cap Index Portfolio                          -              -         2,804          (569)        2,235
1   Vanguard VIF Money Market Portfolio                           -              -         2,666        (2,666)            -
6   Vanguard VIF Money Market Portfolio                           -              -       347,586      (355,339)       (7,753)
1   Vanguard VIF REIT Index Portfolio                             -              -         1,832          (101)        1,731
6   Vanguard VIF REIT Index Portfolio                             -              -         1,842          (321)        1,521
6   Vanguard VIF Short-Term Investment-Grade Portfolio            -              -         4,923        (1,641)        3,282
6   Vanguard VIF Small Company Growth Portfolio                   -              -         2,946          (612)        2,334

                                   VA I - 43

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                    Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                        Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------------------------------------------------------------------
6   Vanguard VIF Total Bond Market Index Portfolio       -             -           22,215        (2,764)       19,451
6   Vanguard VIF Total Stock Market Index Portfolio      -             -           57,340        (3,149)       54,191
1   Vanguard Wellington Fund                             -             -                2           (21)          (19)
1   Vanguard Windsor Fund                                -             -                2           (21)          (19)

Footnotes
    1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and IVA products.
    2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
    3  Profile product.
    4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
    5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
    6  Vanguard SPIA product.
    7  Variable Annuity product.

                                   VA I - 44

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                               Unit
Sub-accounts                                                           Units   Value   Net Assets
--------------------------------------------------------------------------------------------------
2005
2   AIM V.I. Capital Appreciation Fund - Series I                          990 $11.18 $     11,069
3   AIM V.I. Capital Appreciation Fund - Series I                       99,039  11.22    1,111,368
2   AIM V.I. International Growth Fund - Series I                          980  13.65       13,381
3   AIM V.I. International Growth Fund - Series I                       94,726  13.71    1,298,295
1   AllianceBernstein Americas Government Income Portfolio - Class A 1,920,790  21.03   40,386,789
2   AllianceBernstein Americas Government Income Portfolio - Class A    23,387  20.94      489,733
1   AllianceBernstein Global Bond Portfolio - Class A                  933,187  17.42   16,254,851
2   AllianceBernstein Global Bond Portfolio - Class A                   29,123  17.35      505,206
3   AllianceBernstein Global Bond Portfolio - Class A                       63  13.07          820
1   AllianceBernstein Global Dollar Government Portfolio - Class A     600,336  33.10   19,869,072
2   AllianceBernstein Global Dollar Government Portfolio - Class A      17,643  32.96      581,545
1   AllianceBernstein Global Technology Portfolio - Class A          3,611,683  15.25   55,091,153
2   AllianceBernstein Global Technology Portfolio - Class A            178,658  15.19    2,714,066
3   AllianceBernstein Global Technology Portfolio - Class A             47,290  14.76      698,061
4   AllianceBernstein Global Technology Portfolio - Class B          1,460,157  15.06   21,987,091
5   AllianceBernstein Global Technology Portfolio - Class B             89,823  15.00    1,347,043
1   AllianceBernstein Growth and Income Portfolio - Class A          5,431,681  39.32  213,566,286
2   AllianceBernstein Growth and Income Portfolio - Class A            187,797  39.16    7,353,822
3   AllianceBernstein Growth and Income Portfolio - Class A            162,240  24.39    3,956,807
4   AllianceBernstein Growth and Income Portfolio - Class B          4,664,903  38.72  180,627,322
5   AllianceBernstein Growth and Income Portfolio - Class B            123,518  38.56    4,763,158
1   AllianceBernstein Growth Portfolio - Class A                     3,185,185  26.38   84,038,964
2   AllianceBernstein Growth Portfolio - Class A                       118,494  26.28    3,113,626
3   AllianceBernstein Growth Portfolio - Class A                        89,435  18.24    1,631,286
4   AllianceBernstein Growth Portfolio - Class B                     2,037,347  25.96   52,897,062
5   AllianceBernstein Growth Portfolio - Class B                        59,710  25.86    1,543,958
1   AllianceBernstein High Yield Portfolio - Class A                 2,896,890  11.00   31,858,730
2   AllianceBernstein High Yield Portfolio - Class A                   104,194  10.95    1,141,325
1   AllianceBernstein International Portfolio - Class A              3,018,384  16.42   49,557,799
2   AllianceBernstein International Portfolio - Class A                107,208  16.35    1,753,025
1   AllianceBernstein International Value Portfolio - Class A        2,217,299  17.76   39,372,379
2   AllianceBernstein International Value Portfolio - Class A           74,004  17.72    1,311,191
1   AllianceBernstein Large Cap Growth Portfolio - Class A           4,908,638  28.28  138,804,834
2   AllianceBernstein Large Cap Growth Portfolio - Class A             228,794  28.16    6,443,369
3   AllianceBernstein Large Cap Growth Portfolio - Class A              25,034  12.76      319,316
4   AllianceBernstein Large Cap Growth Portfolio - Class B           2,513,398  27.88   70,076,055
5   AllianceBernstein Large Cap Growth Portfolio - Class B              81,063  27.77    2,250,905
1   AllianceBernstein Money Market Portfolio - Class A               1,758,533  12.79   22,485,165
2   AllianceBernstein Money Market Portfolio - Class A                  59,460  12.73      757,169
4   AllianceBernstein Money Market Portfolio - Class B               1,268,464  12.59   15,968,162
5   AllianceBernstein Money Market Portfolio - Class B                  21,702  12.54      272,078
1   AllianceBernstein Real Estate Investment Portfolio - Class A     1,824,264  24.72   45,099,682
2   AllianceBernstein Real Estate Investment Portfolio - Class A        80,830  24.62    1,990,146
1   AllianceBernstein Small Cap Growth Portfolio - Class A           3,332,552  12.03   40,086,289
2   AllianceBernstein Small Cap Growth Portfolio - Class A             165,680  11.98    1,984,780
3   AllianceBernstein Small Cap Growth Portfolio - Class A              19,182  11.69      224,248
1   AllianceBernstein Small/Mid Cap Value Portfolio - Class A        3,323,373  17.41   57,857,149
2   AllianceBernstein Small/Mid Cap Value Portfolio - Class A           92,486  17.37    1,606,554
1   AllianceBernstein Total Return Portfolio - Class A               6,481,473  24.42  158,262,787

                                   VA I - 45

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                          Unit
Sub-accounts                                                                      Units   Value  Net Assets
------------------------------------------------------------------------------------------------------------
2005 - Continued
2   AllianceBernstein Total Return Portfolio - Class A                            173,104 $24.32 $ 4,209,563
3   AllianceBernstein Total Return Portfolio - Class A                             39,113  12.21     477,664
1   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A 4,649,123  16.07  74,704,981
2   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A   124,659  16.00   1,994,922
4   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B   187,116  15.83   2,961,192
5   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B     6,814  15.76     107,391
1   AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B            214,591  12.25   2,629,766
2   AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B              7,478  12.24      91,537
1   AllianceBernstein Utility Income Portfolio - Class A                        1,901,865  25.00  47,548,777
2   AllianceBernstein Utility Income Portfolio - Class A                           59,819  24.90   1,489,453
4   AllianceBernstein Value Portfolio - Class B                                 5,876,415  12.49  73,405,341
5   AllianceBernstein Value Portfolio - Class B                                   141,312  12.46   1,761,310
1   AllianceBernstein Worldwide Privatization Portfolio - Class A               1,279,215  28.11  35,961,027
2   AllianceBernstein Worldwide Privatization Portfolio - Class A                  63,562  28.00   1,779,564
7   Delaware VIP Balanced Series - Standard class                                  28,931  29.38     850,003
7   Delaware VIP Capital Reserves Series - Standard class                           8,625  22.44     193,536
7   Delaware VIP Capital Reserves Series - Standard class                           2,936  16.77      49,236
7   Delaware VIP Cash Reserves Series - Standard class                              3,173  13.29      42,181
7   Delaware VIP Cash Reserves Series - Standard class                             17,880  16.42     293,657
7   Delaware VIP Growth Opportunities Series - Standard class                       5,172  28.89     149,421
7   Delaware VIP Growth Opportunities Series - Standard class                      31,220  32.54   1,015,829
7   Delaware VIP High Yield Series - Standard class                                   671  17.43      11,702
7   Delaware VIP High Yield Series - Standard class                                19,028  24.78     471,517
7   Delaware VIP Value Series - Standard class                                      5,812  32.48     188,770
7   Delaware VIP Value Series - Standard class                                    108,790  38.56   4,194,423
2   Dreyfus Stock Index Fund, Inc. - Initial shares                                   814  19.16      15,593
3   Dreyfus Stock Index Fund, Inc. - Initial shares                               368,182  19.24   7,084,238
2   Dreyfus VIF Small Company Stock Portfolio - Initial shares                      1,040  14.43      15,005
3   Dreyfus VIF Small Company Stock Portfolio - Initial shares                    107,311  14.49   1,554,845
3   Fidelity VIP Asset Manager Portfolio - Initial Class                          362,506  16.11   5,840,945
2   Fidelity VIP Contrafund Portfolio - Initial Class                                 427  18.18       7,769
3   Fidelity VIP Contrafund Portfolio - Initial Class                             203,994  18.25   3,723,410
2   Fidelity VIP Growth Portfolio - Initial Class                                      77  16.43       1,269
3   Fidelity VIP Growth Portfolio - Initial Class                                 267,874  16.50   4,418,818
2   Fidelity VIP High Income Portfolio - Initial Class                              1,168  11.71      13,683
3   Fidelity VIP High Income Portfolio - Initial Class                            103,014  11.76   1,211,253
3   Fidelity VIP Investment Grade Bond Portfolio - Initial Class                  170,602  16.20   2,763,726
3   Fidelity VIP Money Market Portfolio - Initial Class                           182,746  12.51   2,286,752
3   Fidelity VIP Overseas Portfolio - Initial Class                                15,745  15.49     243,941
1   Mercury Basic Value V.I. Fund - Class I                                       386,573  16.77   6,481,487
2   Mercury Basic Value V.I. Fund - Class I                                        32,025  16.70     534,840
1   Mercury Core Bond V.I. Fund - Class I                                          19,283  13.55     261,373
2   Mercury Core Bond V.I. Fund - Class I                                           3,303  13.50      44,591
1   Mercury Domestic Money Market V.I. Fund - Class I                              26,696  11.51     307,380
2   Mercury Domestic Money Market V.I. Fund - Class I                               3,623  11.47      41,555
1   Mercury Global Allocation V.I. Fund - Class I                                  94,670  14.88   1,408,366
2   Mercury Global Allocation V.I. Fund - Class I                                  10,349  14.82     153,346
1   Mercury Global Growth V.I. Fund - Class I                                      53,646   9.60     515,087
2   Mercury Global Growth V.I. Fund - Class I                                         742   9.57       7,099

                                   VA I - 46

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                         Unit
Sub-accounts                                                      Units  Value  Net Assets
-------------------------------------------------------------------------------------------
2005 - Continued
1   Mercury High Current Income V.I. Fund - Class I               41,903 $12.53 $   524,932
2   Mercury High Current Income V.I. Fund - Class I                1,726  12.48      21,531
1   Mercury International Value V.I. Fund - Class I              139,761  15.27   2,133,848
2   Mercury International Value V.I. Fund - Class I                8,387  15.22     127,635
1   Mercury Large Cap Core V.I. Fund - Class I                   110,589  16.36   1,809,423
2   Mercury Large Cap Core V.I. Fund - Class I                     3,536  16.30      57,626
1   Mercury Large Cap Growth V.I. Fund - Class I                  83,382   9.77     814,972
1   Mercury Utilities and Telecommunications V.I. Fund - Class I  33,944  17.56     596,158
2   Mercury Utilities and Telecommunications V.I. Fund - Class I   2,365  17.49      41,366
1   Mercury Value Opportunities V.I. Fund - Class I              103,717  21.44   2,223,759
2   Mercury Value Opportunities V.I. Fund - Class I               15,796  21.36     337,345
1   UBS U.S. Allocation Portfolio                                976,134  15.69  15,316,304
2   UBS U.S. Allocation Portfolio                                120,256  15.64   1,880,224
1   UIF Core Plus Fixed Income Portfolio - Class I                 3,104  11.62      36,064
1   UIF Equity Growth Portfolio - Class I                          3,123  10.63      33,185
1   UIF Technology Portfolio - Class I                             1,548   8.14      12,598
1   UIF Value Portfolio - Class I                                      0  12.90           -
3   Van Eck Worldwide Emerging Markets Fund                       45,672  14.56     664,925
3   Van Eck Worldwide Hard Assets Fund                            33,905  18.69     633,725
1   Vanguard 500 Index Fund                                        2,487  11.26      28,002
6   Vanguard Dividend Growth Fund                                  2,040  12.44      25,392
6   Vanguard GNMA Fund                                             2,226  10.69      23,800
6   Vanguard Health Care Fund                                      4,916  13.28      65,304
6   Vanguard Inflation-Protected Securities Fund                  12,707  11.41     144,933
1   Vanguard LifeStrategy Conservative Growth Fund                 2,773  11.87      32,928
1   Vanguard LifeStrategy Growth Fund                              1,116  12.36      13,791
6   Vanguard LifeStrategy Growth Fund                              9,238  12.71     117,381
1   Vanguard LifeStrategy Income Fund                              1,601  11.62      18,608
6   Vanguard LifeStrategy Income Fund                             12,269  11.08     135,899
1   Vanguard LifeStrategy Moderate Growth Fund                    36,475  12.20     444,940
6   Vanguard LifeStrategy Moderate Growth Fund                    23,491  12.17     285,996
1   Vanguard Prime Money Market Fund                                 463  10.26       4,754
1   Vanguard PRIMECAP Fund                                           241  12.51       3,016
1   Vanguard Small-Cap Growth Index Fund                           1,413  13.76      19,442
1   Vanguard Small-Cap Value Index Fund                            1,491  13.00      19,387
1   Vanguard Total Bond Market Index Fund                            788  11.49       9,053
6   Vanguard Total International Stock Index Fund                 17,992  15.25     274,439
1   Vanguard U.S. Growth Fund                                        483   9.91       4,786
6   Vanguard VIF Balanced Portfolio                              214,565  12.59   2,701,819
6   Vanguard VIF Capital Growth Portfolio                          5,626  13.00      73,111
6   Vanguard VIF Diversified Value Portfolio                      22,058  14.69     324,054
1   Vanguard VIF Equity Income Portfolio                           1,606  11.12      17,863
6   Vanguard VIF Equity Income Portfolio                          21,421  12.98     278,013
6   Vanguard VIF Equity Index Portfolio                           10,913  12.30     134,193
6   Vanguard VIF Growth Portfolio                                  2,956  11.95      35,332
1   Vanguard VIF High Yield Bond Portfolio                        11,183  10.75     120,177
6   Vanguard VIF High Yield Bond Portfolio                         2,996  11.43      34,240
1   Vanguard VIF International Portfolio                          10,092  12.37     124,795
6   Vanguard VIF International Portfolio                          15,565  14.77     229,862

                                   VA I - 47

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                               Unit
Sub-accounts                                                           Units   Value   Net Assets
--------------------------------------------------------------------------------------------------
2005 - Continued
6   Vanguard VIF Mid-Cap Index Portfolio                                13,771 $14.58 $    200,803
1   Vanguard VIF Money Market Portfolio                                      7  10.21           67
6   Vanguard VIF Money Market Portfolio                                 71,279  10.27      731,982
1   Vanguard VIF REIT Index Portfolio                                    1,644  13.23       21,747
6   Vanguard VIF REIT Index Portfolio                                   11,413  15.68      178,978
6   Vanguard VIF Short-Term Investment-Grade Portfolio                   6,376  10.33       65,892
6   Vanguard VIF Small Company Growth Portfolio                          5,511  12.54       69,119
6   Vanguard VIF Total Bond Market Index Portfolio                      32,009  10.66      341,152
6   Vanguard VIF Total Stock Market Index Portfolio                     80,890  12.65    1,023,069
1   Vanguard Wellington Fund                                            10,027  12.42      124,568
1   Vanguard Windsor Fund                                                  240  11.90        2,851

2004
2   AIM V.I. Capital Appreciation Fund - Series I                        1,051  10.70       11,241
3   AIM V.I. Capital Appreciation Fund - Series I                      122,811  10.74    1,318,801
2   AIM V.I. International Growth Fund - Series I                        1,081  12.41       13,418
3   AIM V.I. International Growth Fund - Series I                      109,923  12.46    1,369,365
1   AllianceBernstein Americas Government Income Portfolio - Class A 2,111,933  19.92   42,065,862
2   AllianceBernstein Americas Government Income Portfolio - Class A    29,475  19.84      584,908
1   AllianceBernstein Global Bond Portfolio - Class A                  899,807  18.70   16,824,355
2   AllianceBernstein Global Bond Portfolio - Class A                   31,162  18.63      580,507
3   AllianceBernstein Global Bond Portfolio - Class A                       63  14.03          885
1   AllianceBernstein Global Dollar Government Portfolio - Class A     628,197  30.96   19,449,691
2   AllianceBernstein Global Dollar Government Portfolio - Class A      19,026  30.85      586,878
1   AllianceBernstein Growth and Income Portfolio - Class A          6,262,902  38.99  244,161,672
2   AllianceBernstein Growth and Income Portfolio - Class A            219,804  38.84    8,537,408
3   AllianceBernstein Growth and Income Portfolio - Class A            282,480  24.18    6,830,906
4   AllianceBernstein Growth and Income Portfolio - Class B          5,229,899  38.47  201,194,063
5   AllianceBernstein Growth and Income Portfolio - Class B            147,272  38.33    5,644,554
1   AllianceBernstein Growth Portfolio - Class A                     3,853,315  25.06   96,562,814
2   AllianceBernstein Growth Portfolio - Class A                       144,062  24.97    3,596,773
3   AllianceBernstein Growth Portfolio - Class A                       163,582  17.32    2,833,937
4   AllianceBernstein Growth Portfolio - Class B                     2,217,887  24.72   54,819,089
5   AllianceBernstein Growth Portfolio - Class B                        64,240  24.63    1,581,914
1   AllianceBernstein High Yield Portfolio - Class A                 3,418,232  10.98   37,525,351
2   AllianceBernstein High Yield Portfolio - Class A                   134,790  10.94    1,474,402
1   AllianceBernstein International Portfolio - Class A              3,066,419  14.65   44,929,430
2   AllianceBernstein International Portfolio - Class A                111,264  14.60    1,624,203
1   AllianceBernstein International Value Portfolio - Class A        2,082,813  16.07   33,477,137
2   AllianceBernstein International Value Portfolio - Class A           74,829  16.04    1,200,523
1   AllianceBernstein Money Market Portfolio - Class A               1,820,045  12.72   23,149,556
2   AllianceBernstein Money Market Portfolio - Class A                  59,980  12.67      760,067
4   AllianceBernstein Money Market Portfolio - Class B               1,230,662  12.55   15,440,025
5   AllianceBernstein Money Market Portfolio - Class B                  29,141  12.50      364,257
1   AllianceBernstein Premier Growth Portfolio - Class A             5,888,313  26.53  156,197,494
2   AllianceBernstein Premier Growth Portfolio - Class A               272,974  26.43    7,214,251
3   AllianceBernstein Premier Growth Portfolio - Class A                34,289  11.97      410,278
4   AllianceBernstein Premier Growth Portfolio - Class B             2,859,284  26.21   74,947,558
5   AllianceBernstein Premier Growth Portfolio - Class B                96,497  26.11    2,519,997

                                   VA I - 48

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                          Unit
Sub-accounts                                                                      Units   Value   Net Assets
-------------------------------------------------------------------------------------------------------------
2004 - Continued
1   AllianceBernstein Real Estate Investment Portfolio - Class A                2,141,527 $23.05 $ 49,367,234
2   AllianceBernstein Real Estate Investment Portfolio - Class A                  101,876  22.97    2,339,783
1   AllianceBernstein Small Cap Growth Portfolio - Class A                      3,886,852  11.96   46,487,482
2   AllianceBernstein Small Cap Growth Portfolio - Class A                        201,863  11.92    2,405,361
3   AllianceBernstein Small Cap Growth Portfolio - Class A                         23,121  11.62      268,757
1   AllianceBernstein Small Cap Value Portfolio - Class A                       3,582,738  16.79   60,151,686
2   AllianceBernstein Small Cap Value Portfolio - Class A                         112,220  16.76    1,880,641
1   AllianceBernstein Technology Portfolio - Class A                            4,429,336  15.51   68,679,065
2   AllianceBernstein Technology Portfolio - Class A                              224,723  15.45    3,471,517
3   AllianceBernstein Technology Portfolio - Class A                               68,612  15.01    1,029,525
4   AllianceBernstein Technology Portfolio - Class B                            1,734,688  15.33   26,589,834
5   AllianceBernstein Technology Portfolio - Class B                              106,350  15.27    1,624,124
1   AllianceBernstein Total Return Portfolio - Class A                          7,047,539  24.11  169,927,969
2   AllianceBernstein Total Return Portfolio - Class A                            197,367  24.02    4,741,220
3   AllianceBernstein Total Return Portfolio - Class A                             52,718  12.06      635,751
1   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A 5,440,970  15.99   87,002,900
2   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A   164,077  15.93    2,613,917
4   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B   193,600  15.77    3,053,168
5   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B     9,338  15.71      146,715
1   AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B            196,331  11.75    2,305,973
2   AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B              9,219  11.74      108,201
1   AllianceBernstein Utility Income Portfolio - Class A                        1,964,056  20.96   41,160,680
2   AllianceBernstein Utility Income Portfolio - Class A                           58,184  20.88    1,214,854
4   AllianceBernstein Value Portfolio - Class B                                 6,361,377  12.13   77,148,234
5   AllianceBernstein Value Portfolio - Class B                                   173,133  12.11    2,095,841
1   AllianceBernstein Worldwide Privatization Portfolio - Class A               1,405,001  24.34   34,199,304
2   AllianceBernstein Worldwide Privatization Portfolio - Class A                  69,774  24.25    1,692,095
7   Delaware VIP Balanced Series - Standard class                                       -  18.94            -
7   Delaware VIP Balanced Series - Standard class                                  32,787  28.73      941,999
7   Delaware VIP Capital Reserves Series - Standard class                           8,628  22.37      193,003
7   Delaware VIP Capital Reserves Series - Standard class                           2,937  16.73       49,155
7   Delaware VIP Cash Reserves Series - Standard class                             28,886  16.28      470,237
7   Delaware VIP Growth Opportunities Series - Standard class                       6,786  27.59      187,228
7   Delaware VIP Growth Opportunities Series - Standard class                      34,408  31.03    1,067,847
7   Delaware VIP High Yield Series - Standard class                                   671  17.09       11,474
7   Delaware VIP High Yield Series - Standard class                                19,508  24.27      473,458
7   Delaware VIP Value Series - Standard class                                      5,813  31.05      180,506
7   Delaware VIP Value Series - Standard class                                    116,612  36.82    4,293,595
2   Dreyfus Stock Index Fund, Inc. - Initial shares                                   814  18.88       15,362
3   Dreyfus Stock Index Fund, Inc. - Initial shares                               439,255  18.95    8,323,390
2   Dreyfus VIF Small Company Stock Portfolio - Initial shares                      1,040  14.41       14,984
3   Dreyfus VIF Small Company Stock Portfolio - Initial shares                    140,927  14.46    2,038,341
2   Fidelity VIP Asset Manager Portfolio - Initial Class                                -  15.98            -
3   Fidelity VIP Asset Manager Portfolio - Initial Class                          434,692  16.04    6,974,219
2   Fidelity VIP Contrafund Portfolio - Initial Class                                 430  16.33        7,023
3   Fidelity VIP Contrafund Portfolio - Initial Class                             222,855  16.39    3,651,633
2   Fidelity VIP Growth Portfolio - Initial Class                                      78  16.21        1,259
3   Fidelity VIP Growth Portfolio - Initial Class                                 368,999  16.27    6,002,705
2   Fidelity VIP High Income Portfolio - Initial Class                              1,168  11.67       13,637

                                   VA I - 49

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                 Unit
Sub-accounts                                                             Units   Value  Net Assets
---------------------------------------------------------------------------------------------------
2004 - Continued
3   Fidelity VIP High Income Portfolio - Initial Class                   141,135 $11.71 $ 1,653,374
3   Fidelity VIP Investment Grade Bond Portfolio - Initial Class         209,298  16.11   3,371,298
3   Fidelity VIP Money Market Portfolio - Initial Class                  250,164  12.39   3,099,313
3   Fidelity VIP Overseas Portfolio - Initial Class                       20,004  14.30     286,116
1   Merrill Lynch Basic Value V.I. Fund - Class I                        443,366  16.95   7,514,169
2   Merrill Lynch Basic Value V.I. Fund - Class I                         48,297  16.89     815,621
1   Merrill Lynch Core Bond V.I. Fund - Class I                           34,210  13.49     461,570
2   Merrill Lynch Core Bond V.I. Fund - Class I                            3,305  13.44      44,435
1   Merrill Lynch Domestic Money Market V.I. Fund - Class I               51,563  11.43     589,305
2   Merrill Lynch Domestic Money Market V.I. Fund - Class I                  201  11.39       2,292
1   Merrill Lynch Global Allocation V.I. Fund - Class I                   85,853  13.95   1,197,753
2   Merrill Lynch Global Allocation V.I. Fund - Class I                    9,693  13.90     134,749
1   Merrill Lynch Global Growth V.I. Fund - Class I                       90,917   8.81     800,893
2   Merrill Lynch Global Growth V.I. Fund - Class I                          787   8.78       6,916
1   Merrill Lynch High Current Income V.I. Fund - Class I                 69,402  12.57     872,051
2   Merrill Lynch High Current Income V.I. Fund - Class I                  1,766  12.52      22,111
1   Merrill Lynch International Value V.I. Fund - Class I                145,441  14.05   2,043,390
2   Merrill Lynch International Value V.I. Fund - Class I                  8,769  14.01     122,846
1   Merrill Lynch Large Cap Core V.I. Fund - Class I                     120,062  14.86   1,784,069
2   Merrill Lynch Large Cap Core V.I. Fund - Class I                       3,420  14.81      50,639
1   Merrill Lynch Large Cap Growth V.I. Fund - Class I                    99,634   9.42     938,811
1   Merrill Lynch Utilities and Telecommunications V.I. Fund - Class I    30,233  14.67     443,567
2   Merrill Lynch Utilities and Telecommunications V.I. Fund - Class I        36  14.62         520
1   Merrill Lynch Value Opportunities V.I. Fund - Class I                127,681  20.10   2,566,605
2   Merrill Lynch Value Opportunities V.I. Fund - Class I                 18,950  20.03     379,573
1   UBS U.S. Allocation Portfolio                                      1,101,176  15.27  16,811,976
2   UBS U.S. Allocation Portfolio                                        136,940  15.22   2,084,072
1   UIF Core Plus Fixed Income Portfolio - Class I                         3,278  11.34      37,169
1   UIF Equity Growth Portfolio - Class I                                  3,298   9.96      32,865
1   UIF Technology Portfolio - Class I                                     1,635   8.12      13,268
1   UIF Value Portfolio - Class I                                              -  12.91           -
3   Van Eck Worldwide Emerging Markets Fund                               42,737  11.94     510,162
3   Van Eck Worldwide Hard Assets Fund                                    27,975  13.03     364,401
1   Vanguard 500 Index Fund                                                  753  11.03       8,300
6   Vanguard GNMA Fund                                                     3,152  10.50      33,095
6   Vanguard Health Care Fund                                              5,698  11.90      67,830
6   Vanguard Inflation-Protected Securities Fund                           2,150  11.16      23,992
1   Vanguard LifeStrategy Conservative Growth Fund                         2,961  11.61      34,374
1   Vanguard LifeStrategy Growth Fund                                      1,192  11.89      14,173
6   Vanguard LifeStrategy Growth Fund                                      6,749  12.21      82,401
1   Vanguard LifeStrategy Income Fund                                      1,771  11.44      20,264
6   Vanguard LifeStrategy Income Fund                                     11,770  10.89     128,188
6   Vanguard LifeStrategy Moderate Growth Fund                            24,811  11.78     292,373
1   Vanguard Prime Money Market Fund                                         493  10.11       4,985
1   Vanguard PRIMECAP Fund                                                   257  12.09       3,104
1   Vanguard Total Bond Market Index Fund                                    840  11.36       9,535
6   Vanguard Total International Stock Index Fund                         19,656  13.82     271,666
1   Vanguard U.S. Growth Fund                                                514   9.49       4,875
6   Vanguard VIF Balanced Portfolio                                      154,249  11.98   1,848,551

                                   VA I - 50

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                              Unit
Sub-accounts                                           Units  Value  Net Assets
-------------------------------------------------------------------------------
2004 - Continued
6   Vanguard VIF Capital Growth Portfolio               5,319 $12.64  $ 67,211
6   Vanguard VIF Diversified Value Portfolio           13,666  13.50   184,457
1   Vanguard VIF Equity Income Portfolio                1,646  10.84    17,836
6   Vanguard VIF Equity Income Portfolio               14,769  12.63   186,491
6   Vanguard VIF Equity Index Portfolio                 8,591  12.02   103,269
6   Vanguard VIF Growth Portfolio                       1,294  11.41    14,759
6   Vanguard VIF High Yield Bond Portfolio              1,510  11.31    17,083
6   Vanguard VIF International Portfolio                5,881  13.34    78,446
6   Vanguard VIF Mid-Cap Index Portfolio                4,431  13.23    58,639
6   Vanguard VIF Money Market Portfolio                   439  10.09     4,433
1   Vanguard VIF REIT Index Portfolio                   1,731  12.10    20,946
6   Vanguard VIF REIT Index Portfolio                   3,950  14.32    56,551
6   Vanguard VIF Short-Term Investment-Grade Portfolio  4,814  10.22    49,219
6   Vanguard VIF Small Company Growth Portfolio         3,888  12.20    47,445
6   Vanguard VIF Total Bond Market Index Portfolio     19,451  10.51   204,510
6   Vanguard VIF Total Stock Market Index Portfolio    55,746  12.22   681,258
1   Vanguard Wellington Fund                              249  11.85     2,951
1   Vanguard Windsor Fund                                 255  11.75     2,996

Footnotes
    1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and IVA products.
    2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
    3  Profile product.
    4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
    5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
    6  Vanguard SPIA product.
    7  Variable Annuity product.

                                   VA I - 51

                          PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:

Financial Statements of the Separate Account are incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File
No. 333-102139 / 811-05301) filed on May 2, 2005, Accession
No. 0001193125-05-092386. Financial statements of the Guarantor, are incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-102139 /811-05301) filed on October 21, 2005, Accession No. 0001193125-05-205239.

The following financial statements are included herein to this Registration
Statement:

     (1) Restated Audited consolidated financial statements of AIG Life Insurance Company for the year ended December 31, 2004 (restated), for the year ended December 31, 2003 (restated) and for the year ended December 31, 2002 (restated).

     (2) Unaudited Financial Statements as of September 30, 2005 - AIG Life Insurance Company

     (3) Unaudited Financial Statements as of September 30, 2005 - AIG Life Insurance Company Variable Account 1

(b) Exhibits

(1) Resolutions Establishing Separate Account                    *

(2) Custody Agreements                                           Not Applicable

(3) (a) Principal Underwriter's Agreement between AIG Life       *
        Insurance Company and American International Fund
        Distributors dated August 1, 1988

    (b) Broker/Dealer Agreement between AIG Life Insurance       *
        Company and American International Fund Distributors dated August 1, 1988

    (c) Selling Agreement between AIG Life Insurance Company,    *
        American International Life Assurance Company of New
        York, and AIG Equity Sales Corporation dated October
        1998

    (d) Distribution Agreement between AIG Life Insurance        *
        Company, American International Life Assurance Company of New York, and Alliance Fund Distributors dated June
        11, 1991

    (e) Form of Buy Sell Agreement between AIG Life Insurance    ##
        Company and Alliance Global Investor Services, Inc.
        dated February, 2002

(4) (a) Form of Group Variable Annuity Policy (11GVAN999) and    **
        Certificate (16GVAN999)

(5) (a) Contract Form of variable annuity application (14VAN897) *

(6)     Corporate Documents

    (a) By-Laws of AIG Life Insurance Company, restated as of    +++
        April 27, 2005

    (b) Certificate of Incorporation of AIG Life Insurance       *
        Company dated December 31, 1991

    (c) Restated Certificate of Incorporation of AIG Life        *
        Insurance Company dated December 31, 1991

    (d) Certificate of Amendment of Certificate of               ##
        Incorporation of AIG Life Insurance Company dated
        December 3, 2001

(7) Reinsurance Contract                                         Not Applicable

(8) Material Contracts - Delaware Valley Financial Services,     *
    LLC Administrative Agreement, appointingDelaware Valley
    Financial Services, LLC by AIG Life Insurance Company and
    American International LifeAssurance Company of New York, dated October 1, 1986

(9)  (a) Opinion of Counsel and Consent of Depositor             ###

     (b) Opinion of Counsel and Consent of Saul Ewing,           ++++
         Counsel to National Union Fire Insurance Company of
         Pittsburgh, Pa

     (c) Opinion of Counsel and Consent of Sullivan &            ++++
         Cromwell LLP, Counsel to National Union Fire
         Insurance Company of Pittsburgh, Pa

(10) Consent of Independent Registered Public Accounting Firm    Filed Herewith

(11) Financial Statements Omitted from Item 23                   Not Applicable

(12) Initial Capitalization Agreement                            Not Applicable

(13) Other

     (a)       Diagram and Listing of All Persons Directly or    +
               Indirectly Controlled by or Under Common Owner
               Control with AIG Life Insurance Company, the
               Depositor of Registrant

     (b)       (1) Power of Attorney - AIG Life Insurance
               Company

     (b)       (2) Power of Attorney - with respect to           Filed Herewith
               Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance
               Company of Pittsburgh, Pa.

     (c)       Support Agreement of American International       +++
               Group, Inc.

     (d)       General Guarantee Agreement by National Union     +++
               Fire Insurance Company of Pittsburgh, Pa.
--------
* Incorporated by reference to Post-Effective Amendment No. 12 and Amendment No. 29 to File Nos. 033-391719 and 811-5301, filed on October 27, 1998, Accession No. 0000803401-98-000036.

** Incorporated by reference to Initial Registration Statement to File Nos. 333-93709 and 811-5301, filed on December 28, 1999, Accession
      No. 0000820627-99-000033.

# Incorporated by reference to Post-Effective Amendment No. 15 and Amendment No. 33 to File Nos. 033-39171 and 811-5301, filed on April 28, 2000, Accession No. 0000820627-00-000015.

## Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 46 to File Nos. 333-36260 and 811-5301, filed on February 13, 2002,
      Accession No. 0000891092-02-000184.

### Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 48 to File Nos. 033-39171 and 811-5301, filed on April 30, 2002, Accession No. 0000891092-02-000592.

+ Incorporated by reference to Form 10-K, Exhibit 21 filed by American International Group, parent of Registrant for the year ended December 31, 2005, SEC File No. 001-08787, Accession number 0000950123-06-003276, filed on March 16, 2006.

++ Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 2 to File Nos.: 333-34199 and 811-04867, filed on April 25, 2003, Accession No.: 0001193125-03-002056.

+++ Incorporated by reference to Form N-4, Post-Effective Amendment No. 14 and Amendment No. 6, File Nos. 333-34199 and 811-04867, filed on August 12, 2005, Accession No. 0001193125-05-166649.

++++ Incorporated by reference to Form N-4, Post-Effective Amendment No. 5 and Amendment No. 80, to File Nos. 333-1021139 and 811-05301, filed on October 21, 2005, Accession No. 0001193125-05-205239.

Item 25. Directors and Officers of the Depositor

(a) The officers and directors of AIG LIFE INSURANCE COMPANY, Depositor, are listed below. The principal officers and directors of AIG Life Insurance Company, Depositor, are listed below. Their principal business address is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

 NAME                        POSITION
 ----                        --------
 Rodney O. Martin Jr.        Director, Chairman of the Board of Directors,
                             President and Chief Executive Officer

 M. Bernard Aidinoff (5)
                             Director

 Mary Jane Fortin
                             Director, Chief Financial Officer and Executive Vice President

 David J. Dietz (4)
                             Chairman

 David L. Herzog (1)
                             Director

 Richard A. Hollar (6)
                             Director, President and Chief Executive Officer

 Royce G. Imhoff II
                             Director and President

 Ernest T. Patrikis (1)
                             Director

 Gary D. Reddick
                             Director, Chief Administrative Officer and
                             Executive Vice President

 Christopher J. Swift
                             Director

 James W. Weakley
                             Director

 Wayne A. Barnard
                             Senior Vice President

 Robert M. Beuerlein (7)
                             Senior Vice President

 Robert M. Goldbloom (1)
                             Senior Vice President

 Robert F.Herbert Jr. (7)
                             Senior Vice President, Treasurer and Comptroller

 Kyle L. Jennings
                             Senior Vice President

 Arshad Hasan Qureshi (3)
                             Senior Vice President

 Elizabeth Margaret Tuck (1)
                             Secretary
--------
(1) Business Address is 70 Pine Street, New York, New York 10270.

(2) Business Address is 80 Pine Street, New York, New York 10005.

(3) Business Address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19901.

(4) Business Address is 830 Third Avenue, New York, New York 10022.

(5) Business Address is 125 Broad Street, New York, New York 10004.

(6) Business Address is750 West Virginia Street, Milwaukee, Wisconsin 53204.

(7) Business Address is 2727-A Allen Parkway, Houston, Texas 77019.

Item 26. Persons Controlled By or Under Common Control with Depositor or Registrant

The Registrant is a separate account of AIG Life Insurance Company (Depositor). Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG Life Insurance Company, a Delaware corporation, is owned 78.9% by American International Group, Inc. The remaining 21.1% is owned by Commerce & Industry Insurance Company, a New York corporation. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-06-003276, filed March 16, 2006.

Item 27. Number of Contract Owners

As of March 1, 2006, the number of AllianceBernstein Ovation contracts funded by Variable Account I was 13,643 of which 4,528 were qualified contracts and 9,115 were non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG LIFE INSURANCE COMPANY

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgment in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard or conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 29. Principal Underwriter

(a) AIG Equity Sales Corp., the principal underwriter for Variable Account I, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

(b)The following information is provided for each director and officer of the principal underwriter:

NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   --------------------------------------
Walter R. Josiah                       Director and President

Kevin Clowe
                                       Director and Vice President

Peter C. Adamczyk
                                       Director

Ernest T. Patrikis
                                       Director

Helen Stefanis
                                       Director

Brian G. Dooley
                                       Director and Financial Operations
                                       Principal

Jeffrey Hayward
                                       Compliance Director

Elizabeth M. Tuck
                                       Secretary
--------
*  Business address is 70 Pine Street, New York, New York 10270.

                                 NET
                             UNDERWRITING
                              DISCOUNTS   COMPENSATION
 NAME OF PRINCIPAL               AND           ON      COMMISSIONS
 UNDERWRITER                  COMMISSION   REDEMPTION   BROKERAGE  COMPENSATION
 -----------------           ------------ ------------ ----------- ------------
 AIG Equity Sales Corp......      $0           $0          $0           $0

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 2929 Allen Parkway, Houston, Texas 77019 or its record keeper, Delaware Valley Financial Services, P.O. Box 3031, Berwyn, PA 19312-0031, which provides certain servicing for the Depositor.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

General Representations

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of National Union in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain current financial statements of National Union, free of charge upon a contract owner's request.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant Variable Account I of AIG Life Insurance Company, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(a) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas, on this 23rd day of March, 2006.

                                              VARIABLE ACCOUNT I of AIG LIFE
                                              INSURANCE COMPANY
                                              (Registrant)

                                              By: AIG LIFE INSURANCE COMPANY
                                                  (on behalf of the Registrant
                                                    and itself)

                                              By: ROBERT F. HERBERT, JR.
                                                  ------------------------------
                                                  ROBERT F. HERBERT, JR.
                                                  SENIOR VICE PRESIDENT,
                                                  TREASURER AND COMPTROLLER

   As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacityies and on the dates indicated.

          Signature                         Title                     Date
          ---------                         -----                     ----

RODNEY O. MARTIN, JR.           Director, Chairman, President    March 23, 2006
-----------------------------    and Chief Executive Officer
RODNEY O. MARTIN, JR.

MARY JANE FORTIN                  Director, Chief Financial      March 23, 2006
-----------------------------     Officer and Executive Vice
MARY JANE FORTIN                          President

M. BERNARD AIDINOFF                        Director              March 23, 2006
-----------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ                             Director              March 23, 2006
-----------------------------
DAVID J. DIETZ

DAVID L. HERZOG                            Director              March 23, 2006
-----------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR                          Director              March 23, 2006
-----------------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II                         Director              March 23, 2006
-----------------------------
ROYCE G. IMHOFF II

ERNEST T. PATRIKIS                         Director              March 23, 2006
-----------------------------
ERNEST T. PATRIKIS

GARY D. REDDICK                            Director              March 23, 2006
-----------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT                       Director              March 23, 2006
-----------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY                           Director              March 23, 2006
-----------------------------
JAMES W. WEAKLEY

                                  SIGNATURES

   National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 23rd day of March, 2006.

                                              NATIONAL UNION FIRE INSURANCE
                                              COMPANY OF PITTSBURGH, PA.

                                              By: ROBERT S. SCHIMEK
                                                  ------------------------------
                                                  ROBERT S. SCHIMEK
                                                  SENIOR VICE PRESIDENT AND
                                                  TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature                         Title                     Date
          ---------                         -----                     ----

* KRISTIAN P. MOOR                  Director and Chairman        March 23, 2006
-----------------------------
KRISTIAN P. MOOR

* JOHN W. KEOGH                 Director, President and Chief    March 23, 2006
-----------------------------         Executive Officer
JOHN W. KEOGH

* ROBERT S. SCHIMEK            Director, Senior Vice President   March 23, 2006
-----------------------------           and Treasurer
ROBERT S. SCHIMEK

* M. BERNARD AIDINOFF                      Director              March 23, 2006
-----------------------------
M. BERNARD AIDINOFF

* STEVEN J. BENSINGER                      Director              March 23, 2006
-----------------------------
STEVEN J. BENSINGER

* CHARLES H. DANGELO                       Director              March 23, 2006
-----------------------------
CHARLES H. DANGELO

* DAVID L.HERZOG                           Director              March 23, 2006
-----------------------------
DAVID L. HERZOG

* ROBERT E. LEWIS                          Director              March 23, 2006
-----------------------------
ROBERT E. LEWIS

* WIN J. NEUGER                            Director              March 23, 2006
-----------------------------
WIN J. NEUGER

* ERNEST T. PATRIKIS                       Director              March 23, 2006
-----------------------------
ERNEST T. PATRIKIS

* ROBERT M. SANDLER                        Director              March 23, 2006
-----------------------------
ROBERT M. SANDLER

* NICHOLAS S. TYLER                        Director              March 23, 2006
-----------------------------
NICHOLAS S. TYLER

* NICHOLAS C. WALSH                        Director              March 23, 2006
-----------------------------
NICHOLAS C. WALSH


*BY: ROBERT S. SCHIMEK
     --------------------------
     ROBERT S. SCHIMEK
     ATTORNEY-IN-FACT
     (Exhibit 13(b)(2) to the
     Registration Statement)

                                 EXHIBIT INDEX

EXHIBIT NO. DESCRIPTION
----------- -----------
(10)        Consent of Independent Registered Public Accounting Firm

(13)(b)(2) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa.